UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,030.60	$ 3.78**
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76**
Class T
Actual	$ 1,000.00	$ 1,030.20	$ 4.18
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Class B
Actual	$ 1,000.00	$ 1,026.60	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Class C
Actual	$ 1,000.00	$ 1,026.30	$ 8.09
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05
Institutional Class
Actual	$ 1,000.00	$ 1,031.50	$ 2.82
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%**
Class T	.83%
Class B	1.53%
Class C	1.61%
Institutional Class	.56%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .85% and the expenses paid in the actual and hypothetical examples above would have been $4.28 and $4.26, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investments of each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 37.8%	U.S. Government and U.S. Government Agency Obligations 41.3%
AAA 18.9%	AAA 13.9%
AA 7.0%	AA 4.7%
A 9.4%	A 10.3%
BBB 19.9%	BBB 22.2%
BB and Below 3.5%	BB and Below 3.1%
Not Rated 1.0%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.2	4.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	3.5	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 29.4%		Corporate Bonds 30.2%
	U.S. Government and U.S. Government Agency Obligations 37.8%		U.S. Government and U.S. Government Agency Obligations 41.3%
	Asset-Backed Securities 13.8%		Asset-Backed Securities 11.3%
	CMOs and Other Mortgage Related Securities 15.7%		CMOs and Other Mortgage Related Securities 13.4%
	Other Investments 0.8%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	9.6%	** Foreign investments	9.6%
* Futures and Swaps	16.6%	** Futures and Swaps	19.3%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Univision Communications, Inc. 3.875% 10/15/08	$ 1,680,000	$ 1,623,300
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	2,425,935	2,419,870
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,180,000	1,194,750
		3,614,620
FINANCIALS - 0.3%
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,264,363
Real Estate Management & Development - 0.1%
Realogy Corp. 6.5% 10/15/16 (c)	1,770,000	1,852,217
TOTAL FINANCIALS		5,116,580
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,508,063
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	507,500
United Airlines pass thru trust certificates:
7.032% 4/1/12	1,040,410	1,056,016
7.186% 10/1/12	2,581,582	2,625,159
		4,188,675
TOTAL INDUSTRIALS		5,696,738
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
British Telecommunications PLC 8.875% 12/15/30	775,000	1,089,522
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	842,000	842,837
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,099,705
		4,942,542
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	$ 1,645,000	$ 1,501,227
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,575,000
TOTAL UTILITIES		8,018,769
TOTAL NONCONVERTIBLE BONDS (Cost $24,759,132)		25,159,529
U.S. Government and Government Agency Obligations - 21.8%

U.S. Government Agency Obligations - 5.3%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,710,742
5% 2/16/12	18,000,000	18,133,578
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,258,369
Freddie Mac:
5.25% 7/18/11	24,105,000	24,510,808
5.25% 11/5/12	1,405,000	1,400,845
5.75% 1/15/12	24,318,000	25,280,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,294,386
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,824,480	28,696,724
2% 1/15/14	41,717,838	41,241,839
2% 7/15/14	27,833,520	27,516,005
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		97,454,568
U.S. Treasury Obligations - 10.4%
U.S. Treasury Notes:
4.75% 1/31/12 (d)	31,859,000	32,186,150
4.75% 5/15/14 (b)	132,695,000	134,415,915
TOTAL U.S. TREASURY OBLIGATIONS		166,602,065
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $350,664,106)		348,351,019
U.S. Government Agency - Mortgage Securities - 9.2%
	Principal Amount	Value
Fannie Mae - 6.0%
3.735% 10/1/33 (h)	$ 183,321	$ 180,812
3.75% 9/1/33 (h)	767,929	757,877
3.75% 1/1/34 (h)	167,739	165,237
3.759% 10/1/33 (h)	168,863	166,678
3.787% 6/1/34 (h)	792,826	777,858
3.824% 4/1/33 (h)	505,920	504,506
3.85% 10/1/33 (h)	4,270,020	4,225,851
3.943% 5/1/33 (h)	55,389	54,829
3.986% 2/1/35 (h)	143,011	142,275
3.998% 10/1/18 (h)	118,919	117,758
4% 8/1/18	3,041,384	2,881,168
4.014% 1/1/35 (h)	78,971	79,391
4.05% 2/1/35 (h)	132,581	132,146
4.065% 4/1/33 (h)	52,662	52,492
4.07% 2/1/35 (h)	85,017	85,245
4.076% 2/1/35 (h)	241,684	240,283
4.079% 2/1/35 (h)	80,829	80,471
4.102% 1/1/35 (h)	267,721	266,914
4.116% 2/1/35 (h)	321,087	320,394
4.126% 2/1/35 (h)	236,309	237,449
4.137% 1/1/35 (h)	480,762	479,151
4.175% 1/1/35 (h)	363,950	357,908
4.25% 2/1/35 (h)	182,190	179,379
4.258% 1/1/34 (h)	477,087	473,047
4.279% 3/1/35 (h)	159,100	158,868
4.281% 10/1/33 (h)	73,026	72,534
4.283% 8/1/33 (h)	313,596	312,092
4.292% 3/1/33 (h)	194,995	195,099
4.307% 3/1/33 (h)	84,756	83,396
4.317% 6/1/33 (h)	95,782	95,791
4.345% 5/1/35 (h)	190,424	189,434
4.347% 1/1/35 (h)	196,353	193,721
4.355% 4/1/35 (h)	94,287	93,651
4.364% 2/1/34 (h)	359,609	357,098
4.402% 2/1/35 (h)	268,608	264,976
4.416% 5/1/35 (h)	488,277	487,464
4.419% 12/1/33 (h)	7,495,291	7,397,807
4.421% 5/1/35 (h)	118,301	117,558
4.429% 3/1/35 (h)	248,836	245,569
4.448% 8/1/34 (h)	501,568	498,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.481% 2/1/35 (h)	$ 141,917	$ 141,509
4.485% 3/1/35 (h)	539,878	533,596
4.5% 8/1/33 to 3/1/35	1,485,294	1,403,495
4.507% 2/1/35 (h)	956,113	957,263
4.508% 3/1/35 (h)	538,698	532,682
4.515% 2/1/35 (h)	2,628,164	2,615,625
4.515% 10/1/35 (h)	88,418	88,055
4.526% 1/1/35 (h)	206,927	206,484
4.531% 2/1/35 (h)	98,169	98,560
4.536% 7/1/35 (h)	580,723	578,596
4.568% 7/1/35 (h)	676,963	675,616
4.575% 2/1/35 (h)	480,385	475,847
4.578% 2/1/35 (h)	1,709,548	1,693,184
4.594% 11/1/34 (h)	490,860	487,031
4.6% 7/1/34 (h)	6,100,373	6,104,772
4.648% 3/1/35 (h)	1,180,469	1,180,424
4.662% 11/1/34 (h)	588,315	584,815
4.687% 3/1/35 (h)	70,913	70,922
4.715% 10/1/34 (h)	608,418	605,364
4.727% 7/1/34 (h)	467,449	465,764
4.743% 12/1/34 (h)	410,977	408,684
4.746% 5/1/33 (h)	8,992	9,040
4.782% 12/1/34 (h)	158,266	157,419
4.804% 6/1/35 (h)	778,110	777,223
4.809% 8/1/34 (h)	155,716	156,340
4.81% 2/1/33 (h)	238,404	239,445
4.813% 11/1/34 (h)	485,887	483,836
4.847% 7/1/36 (h)	1,071,375	1,069,732
4.859% 10/1/34 (h)	1,920,226	1,915,084
4.896% 10/1/35 (h)	360,874	361,124
4.95% 8/1/34 (h)	1,642,569	1,641,874
4.988% 2/1/35 (h)	56,058	55,935
5.064% 7/1/34 (h)	74,369	74,365
5.07% 5/1/35 (h)	983,495	985,549
5.071% 9/1/34 (h)	1,427,988	1,429,203
5.088% 9/1/34 (h)	158,530	158,690
5.135% 1/1/36 (h)	1,400,994	1,403,862
5.158% 5/1/35 (h)	1,737,286	1,738,135
5.168% 5/1/35 (h)	635,375	635,396
5.172% 8/1/33 (h)	229,872	230,724
5.176% 3/1/35 (h)	84,915	84,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.178% 6/1/35 (h)	$ 714,221	$ 715,938
5.2% 5/1/35 (h)	1,824,324	1,826,634
5.218% 4/1/36 (h)	2,467,619	2,477,354
5.266% 11/1/36 (h)	652,651	655,710
5.285% 7/1/35 (h)	86,860	87,142
5.327% 12/1/34 (h)	247,996	249,014
5.401% 2/1/36 (h)	250,259	251,423
5.492% 2/1/36 (h)	3,000,366	3,022,701
5.5% 9/1/10 to 9/1/24	4,599,291	4,607,937
5.537% 11/1/36 (h)	1,331,403	1,340,505
5.616% 1/1/36 (h)	879,627	888,002
5.837% 3/1/36 (h)	2,006,374	2,029,983
5.855% 1/1/36 (h)	638,984	648,062
6% 5/1/16 to 4/1/17	962,922	979,268
6.5% 12/1/13 to 3/1/35	12,029,018	12,321,956
6.632% 9/1/36 (h)	2,705,638	2,755,868
7% 2/1/09 to 6/1/33	2,390,503	2,475,458
7.5% 8/1/17 to 9/1/28	743,543	774,045
8.5% 6/1/11 to 9/1/25	125,544	134,329
9.5% 2/1/25	21,993	23,869
10.5% 8/1/20	20,710	23,769
11% 8/1/15	128,872	135,918
12.5% 12/1/13 to 4/1/15	13,255	15,372
TOTAL FANNIE MAE		95,679,092
Freddie Mac - 0.7%
4.078% 1/1/35 (h)	647,245	642,239
4.16% 1/1/34 (h)	2,050,301	2,024,139
4.278% 3/1/35 (h)	209,660	208,412
4.279% 5/1/35 (h)	347,371	344,937
4.297% 12/1/34 (h)	246,667	242,480
4.321% 2/1/35 (h)	459,323	457,566
4.342% 3/1/35 (h)	380,615	374,223
4.38% 2/1/35 (h)	458,359	450,863
4.422% 6/1/35 (h)	318,570	316,324
4.426% 2/1/34 (h)	204,982	203,097
4.431% 3/1/35 (h)	233,078	229,194
4.452% 3/1/35 (h)	258,117	254,240
4.544% 2/1/35 (h)	416,431	410,664
4.772% 3/1/33 (h)	88,101	89,059
4.994% 4/1/35 (h)	1,110,331	1,109,909
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.122% 4/1/35 (h)	$ 1,106,858	$ 1,103,614
5.291% 6/1/35 (h)	746,908	746,644
5.55% 1/1/36 (h)	1,423,167	1,428,889
8.5% 9/1/24 to 8/1/27	91,509	99,169
10% 5/1/09	2,126	2,167
10.5% 5/1/21	20,077	20,873
11% 12/1/11	1,416	1,501
11.5% 10/1/15	6,421	7,275
11.75% 10/1/10	8,079	8,740
TOTAL FREDDIE MAC		10,776,218
Government National Mortgage Association - 2.5%
4.25% 7/20/34 (h)	610,411	604,962
6.5% 3/1/37 (d)	38,000,000	38,987,924
7% 7/15/28 to 11/15/28	598,841	624,798
7.5% 2/15/28 to 10/15/28	11,060	11,600
8% 6/15/07 to 10/15/24	9,859	10,341
8.5% 4/15/17 to 10/15/21	107,958	117,310
11% 7/20/19 to 8/20/19	7,496	8,706
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		40,365,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $146,767,496)		146,820,951
Asset-Backed Securities - 2.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)	497,420	498,339
Class M2, 6.42% 2/25/34 (h)	600,000	604,742
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (c)(h)	1,420,000	1,420,000
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(h)	375,593	381,227
American Express Credit Account Master Trust Series 2004-1 Class B, 5.57% 9/15/11 (h)	1,430,000	1,435,167
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	1,335,000	1,327,284
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (h)	1,290,000	1,290,465
Series 2002-C1 Class C1, 6.28% 12/15/09 (h)	1,840,000	1,841,690
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2:
Class M1, 5.82% 2/25/35 (h)	$ 1,555,000	$ 1,562,295
Class M2, 6.07% 2/25/35 (h)	570,000	574,563
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	246,158
Class C, 5.77% 5/20/10 (c)	235,000	237,294
Class D, 6.15% 4/20/11 (c)	400,000	405,869
Capital One Master Trust Series 2001-1 Class B, 5.83% 12/15/10 (h)	2,130,000	2,136,261
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(h)	215,000	185,303
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)	1,770,000	1,775,624
Series 2004-3 Class M1, 5.82% 6/25/34 (h)	350,000	351,404
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	732,754
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)	100,000	100,096
Class M4, 6.22% 3/25/34 (h)	75,000	75,152
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	857,595
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	589,596
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (h)	1,100,000	1,100,550
Series 2005-A:
Class M2, 5.78% 1/25/35 (h)	550,000	552,429
Class M3, 5.81% 1/25/35 (h)	300,000	301,550
Class M4, 6% 1/25/35 (h)	225,000	226,451
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,030,000	1,022,965
GSAMP Trust Series 2004-FM2:
Class M1, 5.82% 1/25/34 (h)	749,050	749,050
Class M2, 6.42% 1/25/34 (h)	140,773	140,773
Class M3, 6.62% 1/25/34 (h)	83,136	83,136
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (h)	634,210	634,720
Series 2004-3 Class M2, 6.52% 8/25/34 (h)	535,000	539,486
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)	328,388	328,860
Class M2, 5.81% 1/20/35 (h)	246,873	247,719
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (h)	2,441,358	2,447,961
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-7 Class M11, 7.82% 8/25/36 (h)	$ 1,000,000	$ 744,939
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (h)	350,000	351,409
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)	471,554	474,581
Class M2, 5.87% 7/25/34 (h)	100,000	100,226
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (h)	460,000	460,632
Series 2003-NC8 Class M1, 6.02% 9/25/33 (h)	664,956	665,768
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)	348,003	348,348
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(h)	706,794	707,287
Series 2002-NC3 Class M1, 6.4% 8/25/32 (h)	375,000	375,262
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (h)	350,000	351,616
Class M4, 6.295% 6/25/34 (h)	585,000	588,251
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,031,817
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (h)	826,851	826,953
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (h)	1,190,000	1,203,769
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(h)	700,000	431,900
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(h)	2,320,000	2,320,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8% 6/15/10 (h)	1,425,000	1,427,148
Class C, 6.52% 6/15/10 (h)	710,000	716,833
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	965,972
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(h)	2,630,000	2,630,000
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(h)	825,000	722,620
TOTAL ASSET-BACKED SECURITIES (Cost $44,536,643)		44,449,859
Collateralized Mortgage Obligations - 3.6%
	Principal Amount	Value
Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (h)	$ 168,563	$ 170,089
Series 2004-B Class 1A1, 3.5013% 3/25/34 (h)	357,268	358,686
Series 2004-C Class 1A1, 3.3242% 4/25/34 (h)	887,458	906,624
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)	171,317	171,602
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)	75,856	75,875
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)	224,571	224,918
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (c)(h)	1,200,000	1,200,000
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)	608,175	609,086
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	5,299,053	19,899
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)	886,838	888,693
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (c)(h)	1,680,638	1,705,848
Class B5, 7.67% 7/10/35 (c)(h)	1,587,269	1,589,750
Class B6, 8.17% 7/10/35 (c)(h)	746,950	764,130
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(h)	783,319	795,069
Class B4, 6.97% 6/10/35 (c)(h)	699,392	713,380
Class B5, 7.57% 6/10/35 (c)(h)	475,587	485,098
Class B6, 8.07% 6/10/35 (c)(h)	284,419	292,383
Series 2004-B:
Class B4, 6.42% 2/10/36 (c)(h)	287,103	291,697
Class B5, 6.87% 2/10/36 (c)(h)	287,103	290,692
Class B6, 7.32% 2/10/36 (c)(h)	95,701	97,137
Series 2004-C:
Class B4, 6.27% 9/10/36 (c)(h)	386,101	391,893
Class B5, 6.67% 9/10/36 (c)(h)	482,627	487,453
Class B6, 7.07% 9/10/36 (c)(h)	96,525	97,491
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4% 6/25/33 (c)(h)	484,908	487,313
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.755% 9/20/34 (h)	$ 522,939	$ 523,851
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (h)	650,000	552,003
TOTAL PRIVATE SPONSOR		14,190,660
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,063,444
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (h)	5,207,654	5,215,802
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,523,877
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,861,918
Series 2006-4 Class PB, 6% 9/25/35	2,955,000	3,020,127
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	924,228	932,510
Series 2004-3 Class BA, 4% 7/25/17	150,500	146,253
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,340,885
Series 2004-86 Class KC, 4.5% 5/25/19	658,902	646,373
Series 2004-91 Class AH, 4.5% 5/25/29	1,374,472	1,347,300
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,442,730	1,480,649
Series 2356 Class GD, 6% 9/15/16	1,018,858	1,042,723
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,086,192
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	1,387,689	1,419,268
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,486,131
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,812,640
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,753,963
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,521,539
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	3,127,243	3,066,815
Series 2809 Class UA, 4% 12/15/14	787,344	773,937
Series 3117 Class PC, 5% 6/15/31	4,000,000	3,977,311
TOTAL U.S. GOVERNMENT AGENCY		42,519,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,122,612)		56,710,317
Commercial Mortgage Securities - 1.9%
	Principal Amount	Value
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (c)(h)	$ 265,000	$ 264,999
Class J, 7.27% 11/15/15 (c)(h)	275,000	274,892
Class K, 7.92% 11/15/15 (c)(h)	245,000	244,754
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (c)(h)	725,000	725,771
Class F, 6.07% 7/14/20 (c)(h)	435,000	435,462
Class G, 6.2% 7/14/20 (c)(h)	215,000	215,228
Class H, 6.42% 7/14/20 (c)(h)	290,000	290,307
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (c)(h)	335,000	335,245
Class D, 5.68% 3/15/22 (c)(h)	340,000	340,253
Class F, 5.79% 3/15/22 (c)(h)	330,000	330,255
Class G, 5.85% 3/15/22 (c)(h)	215,000	215,166
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(h)	731,304	731,397
Class B, 6.28% 7/14/11 (c)(h)	364,678	364,484
Class C, 6.43% 7/14/11 (c)(h)	730,330	730,422
Class D, 7.061% 7/14/11 (c)(h)	424,462	424,751
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(h)	1,036,656	1,038,600
Class B, 7.22% 4/25/34 (c)(h)	109,122	109,906
Class M1, 5.88% 4/25/34 (c)(h)	109,122	109,446
Class M2, 6.52% 4/25/34 (c)(h)	54,561	55,038
Series 2004-2 Class A, 5.75% 8/25/34 (c)(h)	1,034,552	1,038,108
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(h)	1,161,909	1,164,995
Class A2, 5.74% 1/25/35 (c)(h)	170,869	171,350
Class M1, 5.82% 1/25/35 (c)(h)	205,043	205,780
Class M2, 6.32% 1/25/35 (c)(h)	136,695	137,870
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(h)	1,735,379	1,741,345
Class B1, 6.72% 1/25/36 (c)(h)	91,336	91,593
Class M1, 5.77% 1/25/36 (c)(h)	548,015	550,583
Class M2, 5.79% 1/25/36 (c)(h)	182,672	183,528
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater - continued
Series 2005-4A:
Class M3, 5.82% 1/25/36 (c)(h)	$ 274,007	$ 275,420
Class M4, 5.93% 1/25/36 (c)(h)	91,336	91,864
Class M5, 5.97% 1/25/36 (c)(h)	91,336	91,864
Class M6, 6.02% 1/25/36 (c)(h)	91,336	91,807
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.6532% 8/13/39 (c)(h)(j)	6,003,816	99,995
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	3,061,992
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(h)	137,143	137,478
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.57% 11/15/17 (c)(h)	569,670	569,813
Class E, 5.71% 11/15/17 (c)(h)	255,770	255,907
Class F, 5.77% 11/15/17 (c)(h)	232,518	232,636
DL J Commercial Mortgage Corp. sequential pay Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,020,000	4,100,518
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8867% 10/16/23 (h)	244,146	247,857
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,896,693
sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,856,041	2,792,047
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (h)(j)	12,147,495	262,596
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(h)	1,480,000	1,479,918
Class K1, 7.87% 12/16/14 (c)(h)	770,000	769,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,153,946)		29,979,740
Fixed-Income Funds - 61.2%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	1,211,460	$ 120,806,755
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	1,569,334	157,419,893
Fidelity Corporate Bond 1-10 Year Central Fund (i)	4,248,746	430,100,507
Fidelity Corporate Bond 1-5 Year Central Fund (i)	300,000	30,234,000
Fidelity Specialized High Income Central Fund (i)	150,068	15,294,931
Fidelity Ultra-Short Central Fund (i)	2,249,749	223,467,558
TOTAL FIXED-INCOME FUNDS (Cost $974,385,462)		977,323,644
Cash Equivalents - 10.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 32,674,842	32,670,000
(Collateralized by U.S. Government Obligations) # (a)	138,137,487	138,117,000
TOTAL CASH EQUIVALENTS (Cost $170,787,000)		170,787,000
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $1,798,176,397)		1,799,582,059
NET OTHER ASSETS - (12.8)%		(203,959,825)
NET ASSETS - 100%		$ 1,595,622,234
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	$ 400,000	(22,690)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 409,000	$ (11,984)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	409,000	(12,665)
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	409,000	(15,002)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	625,000	(47,707)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(32,247)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(15,582)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 409,000	$ (2,572)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(14,887)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(5,582)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	(4,599)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(14,876)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(15,892)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36

	Sept. 2036	$ 1,000,000	$ (213,363)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	41,954	(319)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,173	(2,750)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	64,084	(823)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(258,328)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(30,076)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(2,506)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 700,000	$ (32,380)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Ramp Ser 2006-RS5 Trust, par value of the notional amount of Ramp Ser 2006-RS5 Trust 7.17% 9/25/36	Oct. 2036	700,000	(77,560)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (f)	June 2010	10,000,000	62,891
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)	Dec. 2010	15,000,000	127,937
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (e)	March 2010	6,373,600	71,596
TOTAL CREDIT DEFAULT SWAPS		44,871,811	(571,966)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(112,910)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	(134,588)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	$ 20,000,000	$ 291,446
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	153,465
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	60,000,000	433,410
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	15,000,000	317,428
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	400,938
TOTAL INTEREST RATE SWAPS		161,425,000	1,349,189
		$ 206,296,811	$ 777,223
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,535,708 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,670,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 1,356,859
BNP Paribas Securities Corp.	1,334,244
Banc of America Securities LLC	3,022,637
Bank of America, NA	4,522,863
Barclays Capital, Inc.	7,960,239
Bear Stearns & Co., Inc.	904,572
Citigroup Global Markets, Inc.	904,572
Countrywide Securities Corp.	4,522,862
Goldman, Sachs & Co.	452,286
Societe Generale, New York Branch	1,356,859
UBS Securities LLC	6,332,007
$ 32,670,000
$138,117,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 138,117,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,266,302
Fidelity 2-5 Year Duration Securitized Bond Central Fund	2,519,374
Fidelity Corporate Bond 1-10 Year Central Fund	7,312,713
Fidelity Corporate Bond 1-5 Year Central Fund	497,609
Fidelity Specialized High Income Central Fund	513,272
Fidelity Ultra-Short Central Fund	6,424,881
Total	$ 19,534,151
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 121,130,852*	$ -	$ 120,806,755	5.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	156,875,539*	-	157,419,893	4.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	424,874,550*	-	430,100,507	6.2%
Fidelity Corporate Bond 1-5 Year Central Fund	-	30,000,000*	-	30,234,000	2.3%
Fidelity Specialized High Income Central Fund	14,777,196	-	-	15,294,931	7.1%
Fidelity Ultra-Short Central Fund	218,844,967	54,998,510	50,005,018	223,467,558	1.6%
Total	$ 233,622,163	$ 787,879,451	$ 50,005,018	$ 977,323,644
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $8,297,852 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $134,415,915 and repurchase agreements of $170,787,000) - See accompanying schedule: Unaffiliated issuers (cost $823,790,935)	$ 822,258,415
Fidelity Central Funds (cost $974,385,462)	977,323,644
Total Investments (cost $1,798,176,397)		$ 1,799,582,059
Cash		501
Receivable for investments sold		252,383
Receivable for swap agreements		20,422
Receivable for fund shares sold		4,586,215
Interest receivable		4,196,855
Distributions receivable from Fidelity Central Funds		4,109,661
Swap agreements, at value		777,223
Prepaid expenses		6,060
Total assets		1,813,531,379

Liabilities
Payable for investments purchased Regular delivery	$ 4,999,462
Delayed delivery	71,180,496
Payable for fund shares redeemed	2,314,103
Distributions payable	293,238
Accrued management fee	414,204
Distribution fees payable	218,995
Other affiliated payables	299,297
Other payables and accrued expenses	72,350
Collateral on securities loaned, at value	138,117,000
Total liabilities		217,909,145

Net Assets		$ 1,595,622,234
Net Assets consist of:
Paid in capital		$ 1,603,192,769
Undistributed net investment income		2,436,483
Accumulated undistributed net realized gain (loss) on investments		(12,278,858)
Net unrealized appreciation (depreciation) on investments		2,271,840
Net Assets		$ 1,595,622,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($242,941,259 ÷ 22,326,084 shares)	$ 10.88

Maximum offering price per share (100/96.25 of $10.88)	$ 11.30
Class T: Net Asset Value and redemption price per share ($539,155,889 ÷ 49,524,301 shares)	$ 10.89

Maximum offering price per share (100/97.25 of $10.89)	$ 11.20
Class B: Net Asset Value and offering price per share ($33,912,021 ÷ 3,119,235 shares)A	$ 10.87

Class C: Net Asset Value and offering price per share ($62,115,030 ÷ 5,718,306 shares)A	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($717,498,035 ÷ 65,803,383 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 18,249,556
Income from Fidelity Central Funds		19,534,151
Total income		37,783,707

Expenses
Management fee	$ 2,435,660
Transfer agent fees	1,529,194
Distribution fees	1,365,014
Accounting and security lending fees	271,188
Custodian fees and expenses	27,156
Independent trustees' compensation	2,581
Registration fees	56,136
Audit	46,444
Legal	4,817
Miscellaneous	5,908
Total expenses before reductions	5,744,098
Expense reductions	(30,920)	5,713,178
Net investment income		32,070,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,048,453)
Fidelity Central Funds	231,138
Swap agreements	(1,933,805)
Capital gain distributions from Fidelity Central Funds	31,496
Total net realized gain (loss)		(4,719,624)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	11,349,659
Fidelity Central Funds	5,654,888
Swap agreements	2,074,823
Total change in net unrealized appreciation (depreciation)		19,079,370
Net gain (loss)		14,359,746
Net increase (decrease) in net assets resulting from operations		$ 46,430,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Ten months ended August 31, 2006*	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,070,529	$ 52,322,457	$ 48,634,982
Net realized gain (loss)	(4,719,624)	(10,023,592)	7,895,285
Change in net unrealized appreciation (depreciation)	19,079,370	4,063,334	(50,939,491)
Net increase (decrease) in net assets resulting from operations	46,430,275	46,362,199	5,590,776
Distributions to shareholders from net investment income	(31,973,801)	(51,890,296)	(46,348,627)
Distributions to shareholders from net realized gain	-	(6,729,699)	(17,912,078)
Total distributions	(31,973,801)	(58,619,995)	(64,260,705)
Share transactions - net increase (decrease)	95,639,165	43,358,947	165,772,627
Total increase (decrease) in net assets	110,095,639	31,101,151	107,102,698

Net Assets
Beginning of period	1,485,526,595	1,454,425,444	1,347,322,746
End of period (including undistributed net investment income of $2,436,483, $2,339,755 and $5,771,423, respectively)	$ 1,595,622,234	$ 1,485,526,595	$ 1,454,425,444
* The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Income from Investment Operations
Net investment income E	.228	.385	.397	.385	.420	.521 K	.619
Net realized and unrealized gain (loss)	.099	(.043)	(.338)	.120	.254	.055 K	.713
Total from investment operations	.327	.342	.059	.505	.674	.576	1.332
Distributions from net investment income	(.227)	(.382)	(.379)	(.385)	(.414)	(.526)	(.622)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.227)	(.432)	(.529)	(.485)	(.414)	(.526)	(.622)
Net asset value, end of period	$ 10.88	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Total Return B, C, D	3.06%	3.23%	.54%	4.58%	6.16%	5.44%	13.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75% A	.81%	.84%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.75% A	.75% A	.81%	.84%	.81%	.83%	.83%
Expenses net of all reductions	.74% A	.74% A	.80%	.84%	.81%	.82%	.82%
Net investment income	4.24% A	4.30% A	3.60%	3.42%	3.72%	4.82% K	5.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,941	$ 229,490	$ 219,441	$ 186,748	$ 166,701	$ 133,236	$ 92,027
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Income from Investment Operations
Net investment income E	.223	.377	.386	.374	.408	.508 K	.603
Net realized and unrealized gain (loss)	.100	(.043)	(.338)	.130	.253	.044 K	.713
Total from investment operations	.323	.334	.048	.504	.661	.552	1.316
Distributions from net investment income	(.223)	(.374)	(.368)	(.374)	(.401)	(.512)	(.606)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.223)	(.424)	(.518)	(.474)	(.401)	(.512)	(.606)
Net asset value, end of period	$ 10.89	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Total Return B, C, D	3.02%	3.15%	.43%	4.56%	6.03%	5.21%	13.11%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.84% A	.91%	.95%	.93%	.95%	.97%
Expenses net of fee waivers, if any	.83% A	.84% A	.91%	.95%	.93%	.95%	.97%
Expenses net of all reductions	.83% A	.83% A	.91%	.95%	.93%	.95%	.97%
Net investment income	4.16% A	4.21% A	3.49%	3.32%	3.60%	4.70% K	5.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 539,156	$ 563,677	$ 622,245	$ 680,947	$ 711,263	$ 684,618	$ 546,276
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Income from Investment Operations
Net investment income E	.186	.316	.310	.295	.331	.436 K	.534
Net realized and unrealized gain (loss)	.099	(.043)	(.338)	.120	.253	.044 K	.713
Total from investment operations	.285	.273	(.028)	.415	.584	.480	1.247
Distributions from net investment income	(.185)	(.313)	(.292)	(.295)	(.324)	(.440)	(.537)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.185)	(.363)	(.442)	(.395)	(.324)	(.440)	(.537)
Net asset value, end of period	$ 10.87	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Total Return B, C, D	2.66%	2.57%	(.25)%	3.75%	5.32%	4.52%	12.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.52% A	1.61%	1.66%	1.60%	1.61%	1.62%
Expenses net of fee waivers, if any	1.53% A	1.52% A	1.60%	1.65%	1.60%	1.61%	1.62%
Expenses net of all reductions	1.53% A	1.52% A	1.60%	1.65%	1.60%	1.61%	1.62%
Net investment income	3.45% A	3.52% A	2.80%	2.62%	2.92%	4.03% K	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,912	$ 46,344	$ 73,017	$ 118,751	$ 154,697	$ 178,062	$ 113,424
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29
Income from Investment Operations
Net investment income E	.181	.308	.301	.289	.322	.428 K	.525
Net realized and unrealized gain (loss)	.100	(.042)	(.337)	.120	.254	.044 K	.716
Total from investment operations	.281	.266	(.036)	.409	.576	.472	1.241
Distributions from net investment income	(.181)	(.306)	(.284)	(.289)	(.316)	(.432)	(.531)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.181)	(.356)	(.434)	(.389)	(.316)	(.432)	(.531)
Net asset value, end of period	$ 10.86	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00
Total Return B, C, D	2.63%	2.51%	(.33)%	3.70%	5.26%	4.45%	12.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.61% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.60% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Net investment income	3.39% A	3.45% A	2.73%	2.57%	2.86%	3.96% K	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,115	$ 63,946	$ 74,522	$ 91,149	$ 113,849	$ 98,158	$ 63,538
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Income from Investment Operations
Net investment income D	.237	.401	.417	.400	.437	.539 J	.638
Net realized and unrealized gain (loss)	.100	(.043)	(.339)	.122	.254	.053 J	.711
Total from investment operations	.337	.358	.078	.522	.691	.592	1.349
Distributions from net investment income	(.237)	(.398)	(.398)	(.402)	(.431)	(.542)	(.639)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.237)	(.448)	(.548)	(.502)	(.431)	(.542)	(.639)
Net asset value, end of period	$ 10.90	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Total Return B, C	3.15%	3.37%	.71%	4.72%	6.30%	5.59%	13.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Expenses net of fee waivers, if any	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Expenses net of all reductions	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Net investment income	4.42% A	4.48% A	3.77%	3.57%	3.87%	4.97% J	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 717,498	$ 582,070	$ 465,201	$ 269,727	$ 155,302	$ 114,546	$ 91,168
Portfolio turnover rate F	97% A, I	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,434,653
Unrealized depreciation	(7,854,249)
Net unrealized appreciation (depreciation)	$ 1,580,404
Cost for federal income tax purposes	$ 1,798,001,655

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Semiannual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $197,524,141 and $98,533,945, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 176,261	$ 6,338
Class T	-%	.25%	689,982	6,787
Class B	.65%	.25%	181,326	131,387
Class C	.75%	.25%	317,445	26,413
			$ 1,365,014	$ 170,925

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 2.75% for selling Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,248
Class T	6,953
Class B*	19,436
Class C*	1,937
$ 49,574

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,647.23
Class T	553,349.20
Class B	50,252.25
Class C	70,038.22
Institutional Class	592,908.19
	$ 1,529,194

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 72,681,098	$ (1,084,210)	726,811
2-5 Year Duration Securitized Bond Central Fund	135,346,599	(892,353)	1,353,466
Corporate Bond 1-5 Year Central Fund	30,000,000	-	300,000
Corporate Bond 1-10 Year Central Fund	424,874,550	(879,534)	4,248,746
Total	$ 662,902,247	$ (2,856,097)	6,629,023

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,896 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $68,128.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,361. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,975
Class T	10,626
Class C	2,130
Institutional Class	2,750
$ 24,481

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 4,933,711	$ 8,237,954	$ 6,750,916
Class T	11,355,311	20,024,907	21,938,255
Class B	689,463	1,706,342	2,468,615
Class C	1,066,742	1,937,516	2,155,983
Institutional Class	13,928,574	19,983,577	13,034,858
Total	$ 31,973,801	$ 51,890,296	$ 46,348,627
From net realized gain
Class A	$ -	$ 1,020,134	$ 2,485,599
Class T	-	2,809,300	8,985,225
Class B	-	314,308	1,506,398
Class C	-	331,629	1,194,745
Institutional Class	-	2,254,328	3,740,111
Total	$ -	$ 6,729,699	$ 17,912,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	4,657,314	8,278,094	8,880,810
Reinvestment of distributions	385,470	742,446	712,081
Shares redeemed	(4,004,732)	(7,918,238)	(5,873,872)
Net increase (decrease)	1,038,052	1,102,302	3,719,019
Class T
Shares sold	5,960,127	13,931,574	17,421,833
Reinvestment of distributions	987,758	2,015,582	2,664,683
Shares redeemed	(9,687,801)	(20,897,941)	(22,891,513)
Net increase (decrease)	(2,739,916)	(4,950,785)	(2,804,997)
Class B
Shares sold	238,749	671,993	796,684
Reinvestment of distributions	54,226	158,557	293,999
Shares redeemed	(1,476,795)	(3,250,226)	(4,848,523)
Net increase (decrease)	(1,183,820)	(2,419,676)	(3,757,840)
Class C
Shares sold	661,846	883,428	1,502,035
Reinvestment of distributions	82,603	176,528	254,887
Shares redeemed	(968,114)	(1,984,475)	(2,940,524)
Net increase (decrease)	(223,665)	(924,519)	(1,183,602)
Institutional Class
Shares sold	12,821,374	18,293,682	21,107,727
Reinvestment of distributions	1,252,833	2,006,280	1,430,815
Shares redeemed	(2,158,898)	(9,124,283)	(3,567,194)
Net increase (decrease)	11,915,309	11,175,679	18,971,348

Semiannual Report

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 50,406,988	$ 88,900,621	$ 98,032,653
Reinvestment of distributions	4,178,203	7,978,925	7,878,261
Shares redeemed	(43,326,378)	(85,054,294)	(64,959,678)
Net increase (decrease)	$ 11,258,813	$ 11,825,252	$ 40,951,236
Class T
Shares sold	$ 64,528,901	$ 149,419,842	$ 192,781,788
Reinvestment of distributions	10,711,429	21,688,566	29,505,458
Shares redeemed	(104,940,694)	(224,614,505)	(253,165,506)
Net increase (decrease)	$ (29,700,364)	$ (53,506,097)	$ (30,878,260)
Class B
Shares sold	$ 2,578,014	$ 7,195,245	$ 8,809,947
Reinvestment of distributions	587,302	1,704,584	3,254,211
Shares redeemed	(15,959,454)	(34,885,370)	(53,542,026)
Net increase (decrease)	$ (12,794,138)	$ (25,985,541)	$ (41,477,868)
Class C
Shares sold	$ 7,150,381	$ 9,467,312	$ 16,597,884
Reinvestment of distributions	893,824	1,895,452	2,818,224
Shares redeemed	(10,457,286)	(21,287,935)	(32,438,326)
Net increase (decrease)	$ (2,413,081)	$ (9,925,171)	$ (13,022,218)
Institutional Class
Shares sold	$ 139,078,384	$ 197,223,981	$ 233,901,844
Reinvestment of distributions	13,607,193	21,595,701	15,843,665
Shares redeemed	(23,397,642)	(97,869,178)	(39,545,772)
Net increase (decrease)	$ 129,287,935	$ 120,950,504	$ 210,199,737

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTB-USAN-0407
1.784888.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,030.60	$ 3.78**
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76**
Class T
Actual	$ 1,000.00	$ 1,030.20	$ 4.18
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Class B
Actual	$ 1,000.00	$ 1,026.60	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Class C
Actual	$ 1,000.00	$ 1,026.30	$ 8.09
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05
Institutional Class
Actual	$ 1,000.00	$ 1,031.50	$ 2.82
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%**
Class T	.83%
Class B	1.53%
Class C	1.61%
Institutional Class	.56%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .85% and the expenses paid in the actual and hypothetical examples above would have been $4.28 and $4.26, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investments of each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 37.8%	U.S. Government and U.S. Government Agency Obligations 41.3%
AAA 18.9%	AAA 13.9%
AA 7.0%	AA 4.7%
A 9.4%	A 10.3%
BBB 19.9%	BBB 22.2%
BB and Below 3.5%	BB and Below 3.1%
Not Rated 1.0%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.2	4.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	3.5	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 29.4%		Corporate Bonds 30.2%
	U.S. Government and U.S. Government Agency Obligations 37.8%		U.S. Government and U.S. Government Agency Obligations 41.3%
	Asset-Backed Securities 13.8%		Asset-Backed Securities 11.3%
	CMOs and Other Mortgage Related Securities 15.7%		CMOs and Other Mortgage Related Securities 13.4%
	Other Investments 0.8%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	9.6%	** Foreign investments	9.6%
* Futures and Swaps	16.6%	** Futures and Swaps	19.3%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Univision Communications, Inc. 3.875% 10/15/08	$ 1,680,000	$ 1,623,300
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	2,425,935	2,419,870
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,180,000	1,194,750
		3,614,620
FINANCIALS - 0.3%
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,264,363
Real Estate Management & Development - 0.1%
Realogy Corp. 6.5% 10/15/16 (c)	1,770,000	1,852,217
TOTAL FINANCIALS		5,116,580
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,508,063
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	507,500
United Airlines pass thru trust certificates:
7.032% 4/1/12	1,040,410	1,056,016
7.186% 10/1/12	2,581,582	2,625,159
		4,188,675
TOTAL INDUSTRIALS		5,696,738
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
British Telecommunications PLC 8.875% 12/15/30	775,000	1,089,522
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	842,000	842,837
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,099,705
		4,942,542
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	$ 1,645,000	$ 1,501,227
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,575,000
TOTAL UTILITIES		8,018,769
TOTAL NONCONVERTIBLE BONDS (Cost $24,759,132)		25,159,529
U.S. Government and Government Agency Obligations - 21.8%

U.S. Government Agency Obligations - 5.3%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,710,742
5% 2/16/12	18,000,000	18,133,578
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,258,369
Freddie Mac:
5.25% 7/18/11	24,105,000	24,510,808
5.25% 11/5/12	1,405,000	1,400,845
5.75% 1/15/12	24,318,000	25,280,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,294,386
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,824,480	28,696,724
2% 1/15/14	41,717,838	41,241,839
2% 7/15/14	27,833,520	27,516,005
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		97,454,568
U.S. Treasury Obligations - 10.4%
U.S. Treasury Notes:
4.75% 1/31/12 (d)	31,859,000	32,186,150
4.75% 5/15/14 (b)	132,695,000	134,415,915
TOTAL U.S. TREASURY OBLIGATIONS		166,602,065
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $350,664,106)		348,351,019
U.S. Government Agency - Mortgage Securities - 9.2%
	Principal Amount	Value
Fannie Mae - 6.0%
3.735% 10/1/33 (h)	$ 183,321	$ 180,812
3.75% 9/1/33 (h)	767,929	757,877
3.75% 1/1/34 (h)	167,739	165,237
3.759% 10/1/33 (h)	168,863	166,678
3.787% 6/1/34 (h)	792,826	777,858
3.824% 4/1/33 (h)	505,920	504,506
3.85% 10/1/33 (h)	4,270,020	4,225,851
3.943% 5/1/33 (h)	55,389	54,829
3.986% 2/1/35 (h)	143,011	142,275
3.998% 10/1/18 (h)	118,919	117,758
4% 8/1/18	3,041,384	2,881,168
4.014% 1/1/35 (h)	78,971	79,391
4.05% 2/1/35 (h)	132,581	132,146
4.065% 4/1/33 (h)	52,662	52,492
4.07% 2/1/35 (h)	85,017	85,245
4.076% 2/1/35 (h)	241,684	240,283
4.079% 2/1/35 (h)	80,829	80,471
4.102% 1/1/35 (h)	267,721	266,914
4.116% 2/1/35 (h)	321,087	320,394
4.126% 2/1/35 (h)	236,309	237,449
4.137% 1/1/35 (h)	480,762	479,151
4.175% 1/1/35 (h)	363,950	357,908
4.25% 2/1/35 (h)	182,190	179,379
4.258% 1/1/34 (h)	477,087	473,047
4.279% 3/1/35 (h)	159,100	158,868
4.281% 10/1/33 (h)	73,026	72,534
4.283% 8/1/33 (h)	313,596	312,092
4.292% 3/1/33 (h)	194,995	195,099
4.307% 3/1/33 (h)	84,756	83,396
4.317% 6/1/33 (h)	95,782	95,791
4.345% 5/1/35 (h)	190,424	189,434
4.347% 1/1/35 (h)	196,353	193,721
4.355% 4/1/35 (h)	94,287	93,651
4.364% 2/1/34 (h)	359,609	357,098
4.402% 2/1/35 (h)	268,608	264,976
4.416% 5/1/35 (h)	488,277	487,464
4.419% 12/1/33 (h)	7,495,291	7,397,807
4.421% 5/1/35 (h)	118,301	117,558
4.429% 3/1/35 (h)	248,836	245,569
4.448% 8/1/34 (h)	501,568	498,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.481% 2/1/35 (h)	$ 141,917	$ 141,509
4.485% 3/1/35 (h)	539,878	533,596
4.5% 8/1/33 to 3/1/35	1,485,294	1,403,495
4.507% 2/1/35 (h)	956,113	957,263
4.508% 3/1/35 (h)	538,698	532,682
4.515% 2/1/35 (h)	2,628,164	2,615,625
4.515% 10/1/35 (h)	88,418	88,055
4.526% 1/1/35 (h)	206,927	206,484
4.531% 2/1/35 (h)	98,169	98,560
4.536% 7/1/35 (h)	580,723	578,596
4.568% 7/1/35 (h)	676,963	675,616
4.575% 2/1/35 (h)	480,385	475,847
4.578% 2/1/35 (h)	1,709,548	1,693,184
4.594% 11/1/34 (h)	490,860	487,031
4.6% 7/1/34 (h)	6,100,373	6,104,772
4.648% 3/1/35 (h)	1,180,469	1,180,424
4.662% 11/1/34 (h)	588,315	584,815
4.687% 3/1/35 (h)	70,913	70,922
4.715% 10/1/34 (h)	608,418	605,364
4.727% 7/1/34 (h)	467,449	465,764
4.743% 12/1/34 (h)	410,977	408,684
4.746% 5/1/33 (h)	8,992	9,040
4.782% 12/1/34 (h)	158,266	157,419
4.804% 6/1/35 (h)	778,110	777,223
4.809% 8/1/34 (h)	155,716	156,340
4.81% 2/1/33 (h)	238,404	239,445
4.813% 11/1/34 (h)	485,887	483,836
4.847% 7/1/36 (h)	1,071,375	1,069,732
4.859% 10/1/34 (h)	1,920,226	1,915,084
4.896% 10/1/35 (h)	360,874	361,124
4.95% 8/1/34 (h)	1,642,569	1,641,874
4.988% 2/1/35 (h)	56,058	55,935
5.064% 7/1/34 (h)	74,369	74,365
5.07% 5/1/35 (h)	983,495	985,549
5.071% 9/1/34 (h)	1,427,988	1,429,203
5.088% 9/1/34 (h)	158,530	158,690
5.135% 1/1/36 (h)	1,400,994	1,403,862
5.158% 5/1/35 (h)	1,737,286	1,738,135
5.168% 5/1/35 (h)	635,375	635,396
5.172% 8/1/33 (h)	229,872	230,724
5.176% 3/1/35 (h)	84,915	84,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.178% 6/1/35 (h)	$ 714,221	$ 715,938
5.2% 5/1/35 (h)	1,824,324	1,826,634
5.218% 4/1/36 (h)	2,467,619	2,477,354
5.266% 11/1/36 (h)	652,651	655,710
5.285% 7/1/35 (h)	86,860	87,142
5.327% 12/1/34 (h)	247,996	249,014
5.401% 2/1/36 (h)	250,259	251,423
5.492% 2/1/36 (h)	3,000,366	3,022,701
5.5% 9/1/10 to 9/1/24	4,599,291	4,607,937
5.537% 11/1/36 (h)	1,331,403	1,340,505
5.616% 1/1/36 (h)	879,627	888,002
5.837% 3/1/36 (h)	2,006,374	2,029,983
5.855% 1/1/36 (h)	638,984	648,062
6% 5/1/16 to 4/1/17	962,922	979,268
6.5% 12/1/13 to 3/1/35	12,029,018	12,321,956
6.632% 9/1/36 (h)	2,705,638	2,755,868
7% 2/1/09 to 6/1/33	2,390,503	2,475,458
7.5% 8/1/17 to 9/1/28	743,543	774,045
8.5% 6/1/11 to 9/1/25	125,544	134,329
9.5% 2/1/25	21,993	23,869
10.5% 8/1/20	20,710	23,769
11% 8/1/15	128,872	135,918
12.5% 12/1/13 to 4/1/15	13,255	15,372
TOTAL FANNIE MAE		95,679,092
Freddie Mac - 0.7%
4.078% 1/1/35 (h)	647,245	642,239
4.16% 1/1/34 (h)	2,050,301	2,024,139
4.278% 3/1/35 (h)	209,660	208,412
4.279% 5/1/35 (h)	347,371	344,937
4.297% 12/1/34 (h)	246,667	242,480
4.321% 2/1/35 (h)	459,323	457,566
4.342% 3/1/35 (h)	380,615	374,223
4.38% 2/1/35 (h)	458,359	450,863
4.422% 6/1/35 (h)	318,570	316,324
4.426% 2/1/34 (h)	204,982	203,097
4.431% 3/1/35 (h)	233,078	229,194
4.452% 3/1/35 (h)	258,117	254,240
4.544% 2/1/35 (h)	416,431	410,664
4.772% 3/1/33 (h)	88,101	89,059
4.994% 4/1/35 (h)	1,110,331	1,109,909
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.122% 4/1/35 (h)	$ 1,106,858	$ 1,103,614
5.291% 6/1/35 (h)	746,908	746,644
5.55% 1/1/36 (h)	1,423,167	1,428,889
8.5% 9/1/24 to 8/1/27	91,509	99,169
10% 5/1/09	2,126	2,167
10.5% 5/1/21	20,077	20,873
11% 12/1/11	1,416	1,501
11.5% 10/1/15	6,421	7,275
11.75% 10/1/10	8,079	8,740
TOTAL FREDDIE MAC		10,776,218
Government National Mortgage Association - 2.5%
4.25% 7/20/34 (h)	610,411	604,962
6.5% 3/1/37 (d)	38,000,000	38,987,924
7% 7/15/28 to 11/15/28	598,841	624,798
7.5% 2/15/28 to 10/15/28	11,060	11,600
8% 6/15/07 to 10/15/24	9,859	10,341
8.5% 4/15/17 to 10/15/21	107,958	117,310
11% 7/20/19 to 8/20/19	7,496	8,706
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		40,365,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $146,767,496)		146,820,951
Asset-Backed Securities - 2.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)	497,420	498,339
Class M2, 6.42% 2/25/34 (h)	600,000	604,742
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (c)(h)	1,420,000	1,420,000
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(h)	375,593	381,227
American Express Credit Account Master Trust Series 2004-1 Class B, 5.57% 9/15/11 (h)	1,430,000	1,435,167
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	1,335,000	1,327,284
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (h)	1,290,000	1,290,465
Series 2002-C1 Class C1, 6.28% 12/15/09 (h)	1,840,000	1,841,690
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2:
Class M1, 5.82% 2/25/35 (h)	$ 1,555,000	$ 1,562,295
Class M2, 6.07% 2/25/35 (h)	570,000	574,563
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	246,158
Class C, 5.77% 5/20/10 (c)	235,000	237,294
Class D, 6.15% 4/20/11 (c)	400,000	405,869
Capital One Master Trust Series 2001-1 Class B, 5.83% 12/15/10 (h)	2,130,000	2,136,261
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(h)	215,000	185,303
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)	1,770,000	1,775,624
Series 2004-3 Class M1, 5.82% 6/25/34 (h)	350,000	351,404
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	732,754
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)	100,000	100,096
Class M4, 6.22% 3/25/34 (h)	75,000	75,152
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	857,595
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	589,596
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (h)	1,100,000	1,100,550
Series 2005-A:
Class M2, 5.78% 1/25/35 (h)	550,000	552,429
Class M3, 5.81% 1/25/35 (h)	300,000	301,550
Class M4, 6% 1/25/35 (h)	225,000	226,451
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,030,000	1,022,965
GSAMP Trust Series 2004-FM2:
Class M1, 5.82% 1/25/34 (h)	749,050	749,050
Class M2, 6.42% 1/25/34 (h)	140,773	140,773
Class M3, 6.62% 1/25/34 (h)	83,136	83,136
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (h)	634,210	634,720
Series 2004-3 Class M2, 6.52% 8/25/34 (h)	535,000	539,486
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)	328,388	328,860
Class M2, 5.81% 1/20/35 (h)	246,873	247,719
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (h)	2,441,358	2,447,961
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-7 Class M11, 7.82% 8/25/36 (h)	$ 1,000,000	$ 744,939
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (h)	350,000	351,409
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)	471,554	474,581
Class M2, 5.87% 7/25/34 (h)	100,000	100,226
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (h)	460,000	460,632
Series 2003-NC8 Class M1, 6.02% 9/25/33 (h)	664,956	665,768
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)	348,003	348,348
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(h)	706,794	707,287
Series 2002-NC3 Class M1, 6.4% 8/25/32 (h)	375,000	375,262
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (h)	350,000	351,616
Class M4, 6.295% 6/25/34 (h)	585,000	588,251
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,031,817
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (h)	826,851	826,953
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (h)	1,190,000	1,203,769
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(h)	700,000	431,900
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(h)	2,320,000	2,320,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8% 6/15/10 (h)	1,425,000	1,427,148
Class C, 6.52% 6/15/10 (h)	710,000	716,833
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	965,972
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(h)	2,630,000	2,630,000
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(h)	825,000	722,620
TOTAL ASSET-BACKED SECURITIES (Cost $44,536,643)		44,449,859
Collateralized Mortgage Obligations - 3.6%
	Principal Amount	Value
Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (h)	$ 168,563	$ 170,089
Series 2004-B Class 1A1, 3.5013% 3/25/34 (h)	357,268	358,686
Series 2004-C Class 1A1, 3.3242% 4/25/34 (h)	887,458	906,624
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)	171,317	171,602
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)	75,856	75,875
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)	224,571	224,918
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (c)(h)	1,200,000	1,200,000
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)	608,175	609,086
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	5,299,053	19,899
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)	886,838	888,693
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (c)(h)	1,680,638	1,705,848
Class B5, 7.67% 7/10/35 (c)(h)	1,587,269	1,589,750
Class B6, 8.17% 7/10/35 (c)(h)	746,950	764,130
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(h)	783,319	795,069
Class B4, 6.97% 6/10/35 (c)(h)	699,392	713,380
Class B5, 7.57% 6/10/35 (c)(h)	475,587	485,098
Class B6, 8.07% 6/10/35 (c)(h)	284,419	292,383
Series 2004-B:
Class B4, 6.42% 2/10/36 (c)(h)	287,103	291,697
Class B5, 6.87% 2/10/36 (c)(h)	287,103	290,692
Class B6, 7.32% 2/10/36 (c)(h)	95,701	97,137
Series 2004-C:
Class B4, 6.27% 9/10/36 (c)(h)	386,101	391,893
Class B5, 6.67% 9/10/36 (c)(h)	482,627	487,453
Class B6, 7.07% 9/10/36 (c)(h)	96,525	97,491
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4% 6/25/33 (c)(h)	484,908	487,313
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.755% 9/20/34 (h)	$ 522,939	$ 523,851
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (h)	650,000	552,003
TOTAL PRIVATE SPONSOR		14,190,660
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,063,444
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (h)	5,207,654	5,215,802
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,523,877
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,861,918
Series 2006-4 Class PB, 6% 9/25/35	2,955,000	3,020,127
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	924,228	932,510
Series 2004-3 Class BA, 4% 7/25/17	150,500	146,253
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,340,885
Series 2004-86 Class KC, 4.5% 5/25/19	658,902	646,373
Series 2004-91 Class AH, 4.5% 5/25/29	1,374,472	1,347,300
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,442,730	1,480,649
Series 2356 Class GD, 6% 9/15/16	1,018,858	1,042,723
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,086,192
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	1,387,689	1,419,268
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,486,131
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,812,640
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,753,963
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,521,539
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	3,127,243	3,066,815
Series 2809 Class UA, 4% 12/15/14	787,344	773,937
Series 3117 Class PC, 5% 6/15/31	4,000,000	3,977,311
TOTAL U.S. GOVERNMENT AGENCY		42,519,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,122,612)		56,710,317
Commercial Mortgage Securities - 1.9%
	Principal Amount	Value
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (c)(h)	$ 265,000	$ 264,999
Class J, 7.27% 11/15/15 (c)(h)	275,000	274,892
Class K, 7.92% 11/15/15 (c)(h)	245,000	244,754
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (c)(h)	725,000	725,771
Class F, 6.07% 7/14/20 (c)(h)	435,000	435,462
Class G, 6.2% 7/14/20 (c)(h)	215,000	215,228
Class H, 6.42% 7/14/20 (c)(h)	290,000	290,307
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (c)(h)	335,000	335,245
Class D, 5.68% 3/15/22 (c)(h)	340,000	340,253
Class F, 5.79% 3/15/22 (c)(h)	330,000	330,255
Class G, 5.85% 3/15/22 (c)(h)	215,000	215,166
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(h)	731,304	731,397
Class B, 6.28% 7/14/11 (c)(h)	364,678	364,484
Class C, 6.43% 7/14/11 (c)(h)	730,330	730,422
Class D, 7.061% 7/14/11 (c)(h)	424,462	424,751
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(h)	1,036,656	1,038,600
Class B, 7.22% 4/25/34 (c)(h)	109,122	109,906
Class M1, 5.88% 4/25/34 (c)(h)	109,122	109,446
Class M2, 6.52% 4/25/34 (c)(h)	54,561	55,038
Series 2004-2 Class A, 5.75% 8/25/34 (c)(h)	1,034,552	1,038,108
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(h)	1,161,909	1,164,995
Class A2, 5.74% 1/25/35 (c)(h)	170,869	171,350
Class M1, 5.82% 1/25/35 (c)(h)	205,043	205,780
Class M2, 6.32% 1/25/35 (c)(h)	136,695	137,870
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(h)	1,735,379	1,741,345
Class B1, 6.72% 1/25/36 (c)(h)	91,336	91,593
Class M1, 5.77% 1/25/36 (c)(h)	548,015	550,583
Class M2, 5.79% 1/25/36 (c)(h)	182,672	183,528
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater - continued
Series 2005-4A:
Class M3, 5.82% 1/25/36 (c)(h)	$ 274,007	$ 275,420
Class M4, 5.93% 1/25/36 (c)(h)	91,336	91,864
Class M5, 5.97% 1/25/36 (c)(h)	91,336	91,864
Class M6, 6.02% 1/25/36 (c)(h)	91,336	91,807
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.6532% 8/13/39 (c)(h)(j)	6,003,816	99,995
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	3,061,992
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(h)	137,143	137,478
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.57% 11/15/17 (c)(h)	569,670	569,813
Class E, 5.71% 11/15/17 (c)(h)	255,770	255,907
Class F, 5.77% 11/15/17 (c)(h)	232,518	232,636
DL J Commercial Mortgage Corp. sequential pay Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,020,000	4,100,518
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8867% 10/16/23 (h)	244,146	247,857
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,896,693
sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,856,041	2,792,047
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (h)(j)	12,147,495	262,596
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(h)	1,480,000	1,479,918
Class K1, 7.87% 12/16/14 (c)(h)	770,000	769,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,153,946)		29,979,740
Fixed-Income Funds - 61.2%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	1,211,460	$ 120,806,755
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	1,569,334	157,419,893
Fidelity Corporate Bond 1-10 Year Central Fund (i)	4,248,746	430,100,507
Fidelity Corporate Bond 1-5 Year Central Fund (i)	300,000	30,234,000
Fidelity Specialized High Income Central Fund (i)	150,068	15,294,931
Fidelity Ultra-Short Central Fund (i)	2,249,749	223,467,558
TOTAL FIXED-INCOME FUNDS (Cost $974,385,462)		977,323,644
Cash Equivalents - 10.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 32,674,842	32,670,000
(Collateralized by U.S. Government Obligations) # (a)	138,137,487	138,117,000
TOTAL CASH EQUIVALENTS (Cost $170,787,000)		170,787,000
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $1,798,176,397)		1,799,582,059
NET OTHER ASSETS - (12.8)%		(203,959,825)
NET ASSETS - 100%		$ 1,595,622,234
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	$ 400,000	(22,690)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 409,000	$ (11,984)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	409,000	(12,665)
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	409,000	(15,002)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	625,000	(47,707)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(32,247)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(15,582)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 409,000	$ (2,572)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(14,887)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(5,582)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	(4,599)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(14,876)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(15,892)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36

	Sept. 2036	$ 1,000,000	$ (213,363)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	41,954	(319)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,173	(2,750)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	64,084	(823)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(258,328)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(30,076)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(2,506)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 700,000	$ (32,380)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Ramp Ser 2006-RS5 Trust, par value of the notional amount of Ramp Ser 2006-RS5 Trust 7.17% 9/25/36	Oct. 2036	700,000	(77,560)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (f)	June 2010	10,000,000	62,891
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)	Dec. 2010	15,000,000	127,937
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (e)	March 2010	6,373,600	71,596
TOTAL CREDIT DEFAULT SWAPS		44,871,811	(571,966)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(112,910)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	(134,588)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	$ 20,000,000	$ 291,446
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	153,465
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	60,000,000	433,410
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	15,000,000	317,428
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	400,938
TOTAL INTEREST RATE SWAPS		161,425,000	1,349,189
		$ 206,296,811	$ 777,223
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,535,708 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,670,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 1,356,859
BNP Paribas Securities Corp.	1,334,244
Banc of America Securities LLC	3,022,637
Bank of America, NA	4,522,863
Barclays Capital, Inc.	7,960,239
Bear Stearns & Co., Inc.	904,572
Citigroup Global Markets, Inc.	904,572
Countrywide Securities Corp.	4,522,862
Goldman, Sachs & Co.	452,286
Societe Generale, New York Branch	1,356,859
UBS Securities LLC	6,332,007
$ 32,670,000
$138,117,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 138,117,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,266,302
Fidelity 2-5 Year Duration Securitized Bond Central Fund	2,519,374
Fidelity Corporate Bond 1-10 Year Central Fund	7,312,713
Fidelity Corporate Bond 1-5 Year Central Fund	497,609
Fidelity Specialized High Income Central Fund	513,272
Fidelity Ultra-Short Central Fund	6,424,881
Total	$ 19,534,151
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 121,130,852*	$ -	$ 120,806,755	5.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	156,875,539*	-	157,419,893	4.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	424,874,550*	-	430,100,507	6.2%
Fidelity Corporate Bond 1-5 Year Central Fund	-	30,000,000*	-	30,234,000	2.3%
Fidelity Specialized High Income Central Fund	14,777,196	-	-	15,294,931	7.1%
Fidelity Ultra-Short Central Fund	218,844,967	54,998,510	50,005,018	223,467,558	1.6%
Total	$ 233,622,163	$ 787,879,451	$ 50,005,018	$ 977,323,644
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $8,297,852 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $134,415,915 and repurchase agreements of $170,787,000) - See accompanying schedule: Unaffiliated issuers (cost $823,790,935)	$ 822,258,415
Fidelity Central Funds (cost $974,385,462)	977,323,644
Total Investments (cost $1,798,176,397)		$ 1,799,582,059
Cash		501
Receivable for investments sold		252,383
Receivable for swap agreements		20,422
Receivable for fund shares sold		4,586,215
Interest receivable		4,196,855
Distributions receivable from Fidelity Central Funds		4,109,661
Swap agreements, at value		777,223
Prepaid expenses		6,060
Total assets		1,813,531,379

Liabilities
Payable for investments purchased Regular delivery	$ 4,999,462
Delayed delivery	71,180,496
Payable for fund shares redeemed	2,314,103
Distributions payable	293,238
Accrued management fee	414,204
Distribution fees payable	218,995
Other affiliated payables	299,297
Other payables and accrued expenses	72,350
Collateral on securities loaned, at value	138,117,000
Total liabilities		217,909,145

Net Assets		$ 1,595,622,234
Net Assets consist of:
Paid in capital		$ 1,603,192,769
Undistributed net investment income		2,436,483
Accumulated undistributed net realized gain (loss) on investments		(12,278,858)
Net unrealized appreciation (depreciation) on investments		2,271,840
Net Assets		$ 1,595,622,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($242,941,259 ÷ 22,326,084 shares)	$ 10.88

Maximum offering price per share (100/96.25 of $10.88)	$ 11.30
Class T: Net Asset Value and redemption price per share ($539,155,889 ÷ 49,524,301 shares)	$ 10.89

Maximum offering price per share (100/97.25 of $10.89)	$ 11.20
Class B: Net Asset Value and offering price per share ($33,912,021 ÷ 3,119,235 shares)A	$ 10.87

Class C: Net Asset Value and offering price per share ($62,115,030 ÷ 5,718,306 shares)A	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($717,498,035 ÷ 65,803,383 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 18,249,556
Income from Fidelity Central Funds		19,534,151
Total income		37,783,707

Expenses
Management fee	$ 2,435,660
Transfer agent fees	1,529,194
Distribution fees	1,365,014
Accounting and security lending fees	271,188
Custodian fees and expenses	27,156
Independent trustees' compensation	2,581
Registration fees	56,136
Audit	46,444
Legal	4,817
Miscellaneous	5,908
Total expenses before reductions	5,744,098
Expense reductions	(30,920)	5,713,178
Net investment income		32,070,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,048,453)
Fidelity Central Funds	231,138
Swap agreements	(1,933,805)
Capital gain distributions from Fidelity Central Funds	31,496
Total net realized gain (loss)		(4,719,624)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	11,349,659
Fidelity Central Funds	5,654,888
Swap agreements	2,074,823
Total change in net unrealized appreciation (depreciation)		19,079,370
Net gain (loss)		14,359,746
Net increase (decrease) in net assets resulting from operations		$ 46,430,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Ten months ended August 31, 2006*	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,070,529	$ 52,322,457	$ 48,634,982
Net realized gain (loss)	(4,719,624)	(10,023,592)	7,895,285
Change in net unrealized appreciation (depreciation)	19,079,370	4,063,334	(50,939,491)
Net increase (decrease) in net assets resulting from operations	46,430,275	46,362,199	5,590,776
Distributions to shareholders from net investment income	(31,973,801)	(51,890,296)	(46,348,627)
Distributions to shareholders from net realized gain	-	(6,729,699)	(17,912,078)
Total distributions	(31,973,801)	(58,619,995)	(64,260,705)
Share transactions - net increase (decrease)	95,639,165	43,358,947	165,772,627
Total increase (decrease) in net assets	110,095,639	31,101,151	107,102,698

Net Assets
Beginning of period	1,485,526,595	1,454,425,444	1,347,322,746
End of period (including undistributed net investment income of $2,436,483, $2,339,755 and $5,771,423, respectively)	$ 1,595,622,234	$ 1,485,526,595	$ 1,454,425,444
* The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Income from Investment Operations
Net investment income E	.228	.385	.397	.385	.420	.521 K	.619
Net realized and unrealized gain (loss)	.099	(.043)	(.338)	.120	.254	.055 K	.713
Total from investment operations	.327	.342	.059	.505	.674	.576	1.332
Distributions from net investment income	(.227)	(.382)	(.379)	(.385)	(.414)	(.526)	(.622)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.227)	(.432)	(.529)	(.485)	(.414)	(.526)	(.622)
Net asset value, end of period	$ 10.88	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Total Return B, C, D	3.06%	3.23%	.54%	4.58%	6.16%	5.44%	13.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75% A	.81%	.84%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.75% A	.75% A	.81%	.84%	.81%	.83%	.83%
Expenses net of all reductions	.74% A	.74% A	.80%	.84%	.81%	.82%	.82%
Net investment income	4.24% A	4.30% A	3.60%	3.42%	3.72%	4.82% K	5.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,941	$ 229,490	$ 219,441	$ 186,748	$ 166,701	$ 133,236	$ 92,027
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Income from Investment Operations
Net investment income E	.223	.377	.386	.374	.408	.508 K	.603
Net realized and unrealized gain (loss)	.100	(.043)	(.338)	.130	.253	.044 K	.713
Total from investment operations	.323	.334	.048	.504	.661	.552	1.316
Distributions from net investment income	(.223)	(.374)	(.368)	(.374)	(.401)	(.512)	(.606)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.223)	(.424)	(.518)	(.474)	(.401)	(.512)	(.606)
Net asset value, end of period	$ 10.89	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Total Return B, C, D	3.02%	3.15%	.43%	4.56%	6.03%	5.21%	13.11%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.84% A	.91%	.95%	.93%	.95%	.97%
Expenses net of fee waivers, if any	.83% A	.84% A	.91%	.95%	.93%	.95%	.97%
Expenses net of all reductions	.83% A	.83% A	.91%	.95%	.93%	.95%	.97%
Net investment income	4.16% A	4.21% A	3.49%	3.32%	3.60%	4.70% K	5.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 539,156	$ 563,677	$ 622,245	$ 680,947	$ 711,263	$ 684,618	$ 546,276
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Income from Investment Operations
Net investment income E	.186	.316	.310	.295	.331	.436 K	.534
Net realized and unrealized gain (loss)	.099	(.043)	(.338)	.120	.253	.044 K	.713
Total from investment operations	.285	.273	(.028)	.415	.584	.480	1.247
Distributions from net investment income	(.185)	(.313)	(.292)	(.295)	(.324)	(.440)	(.537)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.185)	(.363)	(.442)	(.395)	(.324)	(.440)	(.537)
Net asset value, end of period	$ 10.87	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Total Return B, C, D	2.66%	2.57%	(.25)%	3.75%	5.32%	4.52%	12.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.52% A	1.61%	1.66%	1.60%	1.61%	1.62%
Expenses net of fee waivers, if any	1.53% A	1.52% A	1.60%	1.65%	1.60%	1.61%	1.62%
Expenses net of all reductions	1.53% A	1.52% A	1.60%	1.65%	1.60%	1.61%	1.62%
Net investment income	3.45% A	3.52% A	2.80%	2.62%	2.92%	4.03% K	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,912	$ 46,344	$ 73,017	$ 118,751	$ 154,697	$ 178,062	$ 113,424
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29
Income from Investment Operations
Net investment income E	.181	.308	.301	.289	.322	.428 K	.525
Net realized and unrealized gain (loss)	.100	(.042)	(.337)	.120	.254	.044 K	.716
Total from investment operations	.281	.266	(.036)	.409	.576	.472	1.241
Distributions from net investment income	(.181)	(.306)	(.284)	(.289)	(.316)	(.432)	(.531)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.181)	(.356)	(.434)	(.389)	(.316)	(.432)	(.531)
Net asset value, end of period	$ 10.86	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00
Total Return B, C, D	2.63%	2.51%	(.33)%	3.70%	5.26%	4.45%	12.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.61% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.60% A	1.60% A	1.67%	1.70%	1.67%	1.68%	1.69%
Net investment income	3.39% A	3.45% A	2.73%	2.57%	2.86%	3.96% K	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,115	$ 63,946	$ 74,522	$ 91,149	$ 113,849	$ 98,158	$ 63,538
Portfolio turnover rate G	97% A, J	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Income from Investment Operations
Net investment income D	.237	.401	.417	.400	.437	.539 J	.638
Net realized and unrealized gain (loss)	.100	(.043)	(.339)	.122	.254	.053 J	.711
Total from investment operations	.337	.358	.078	.522	.691	.592	1.349
Distributions from net investment income	(.237)	(.398)	(.398)	(.402)	(.431)	(.542)	(.639)
Distributions from net realized gain	-	(.050)	(.150)	(.100)	-	-	-
Total distributions	(.237)	(.448)	(.548)	(.502)	(.431)	(.542)	(.639)
Net asset value, end of period	$ 10.90	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Total Return B, C	3.15%	3.37%	.71%	4.72%	6.30%	5.59%	13.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Expenses net of fee waivers, if any	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Expenses net of all reductions	.56% A	.57% A	.63%	.70%	.66%	.67%	.66%
Net investment income	4.42% A	4.48% A	3.77%	3.57%	3.87%	4.97% J	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 717,498	$ 582,070	$ 465,201	$ 269,727	$ 155,302	$ 114,546	$ 91,168
Portfolio turnover rate F	97% A, I	43% A	73%	96%	108%	121%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,434,653
Unrealized depreciation	(7,854,249)
Net unrealized appreciation (depreciation)	$ 1,580,404
Cost for federal income tax purposes	$ 1,798,001,655

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Semiannual Report

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $197,524,141 and $98,533,945, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 176,261	$ 6,338
Class T	-%	.25%	689,982	6,787
Class B	.65%	.25%	181,326	131,387
Class C	.75%	.25%	317,445	26,413
			$ 1,365,014	$ 170,925

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 2.75% for selling Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,248
Class T	6,953
Class B*	19,436
Class C*	1,937
$ 49,574

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,647.23
Class T	553,349.20
Class B	50,252.25
Class C	70,038.22
Institutional Class	592,908.19
	$ 1,529,194

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 72,681,098	$ (1,084,210)	726,811
2-5 Year Duration Securitized Bond Central Fund	135,346,599	(892,353)	1,353,466
Corporate Bond 1-5 Year Central Fund	30,000,000	-	300,000
Corporate Bond 1-10 Year Central Fund	424,874,550	(879,534)	4,248,746
Total	$ 662,902,247	$ (2,856,097)	6,629,023

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,896 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $68,128.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,361. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,975
Class T	10,626
Class C	2,130
Institutional Class	2,750
$ 24,481

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 4,933,711	$ 8,237,954	$ 6,750,916
Class T	11,355,311	20,024,907	21,938,255
Class B	689,463	1,706,342	2,468,615
Class C	1,066,742	1,937,516	2,155,983
Institutional Class	13,928,574	19,983,577	13,034,858
Total	$ 31,973,801	$ 51,890,296	$ 46,348,627
From net realized gain
Class A	$ -	$ 1,020,134	$ 2,485,599
Class T	-	2,809,300	8,985,225
Class B	-	314,308	1,506,398
Class C	-	331,629	1,194,745
Institutional Class	-	2,254,328	3,740,111
Total	$ -	$ 6,729,699	$ 17,912,078

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	4,657,314	8,278,094	8,880,810
Reinvestment of distributions	385,470	742,446	712,081
Shares redeemed	(4,004,732)	(7,918,238)	(5,873,872)
Net increase (decrease)	1,038,052	1,102,302	3,719,019
Class T
Shares sold	5,960,127	13,931,574	17,421,833
Reinvestment of distributions	987,758	2,015,582	2,664,683
Shares redeemed	(9,687,801)	(20,897,941)	(22,891,513)
Net increase (decrease)	(2,739,916)	(4,950,785)	(2,804,997)
Class B
Shares sold	238,749	671,993	796,684
Reinvestment of distributions	54,226	158,557	293,999
Shares redeemed	(1,476,795)	(3,250,226)	(4,848,523)
Net increase (decrease)	(1,183,820)	(2,419,676)	(3,757,840)
Class C
Shares sold	661,846	883,428	1,502,035
Reinvestment of distributions	82,603	176,528	254,887
Shares redeemed	(968,114)	(1,984,475)	(2,940,524)
Net increase (decrease)	(223,665)	(924,519)	(1,183,602)
Institutional Class
Shares sold	12,821,374	18,293,682	21,107,727
Reinvestment of distributions	1,252,833	2,006,280	1,430,815
Shares redeemed	(2,158,898)	(9,124,283)	(3,567,194)
Net increase (decrease)	11,915,309	11,175,679	18,971,348

Semiannual Report

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 50,406,988	$ 88,900,621	$ 98,032,653
Reinvestment of distributions	4,178,203	7,978,925	7,878,261
Shares redeemed	(43,326,378)	(85,054,294)	(64,959,678)
Net increase (decrease)	$ 11,258,813	$ 11,825,252	$ 40,951,236
Class T
Shares sold	$ 64,528,901	$ 149,419,842	$ 192,781,788
Reinvestment of distributions	10,711,429	21,688,566	29,505,458
Shares redeemed	(104,940,694)	(224,614,505)	(253,165,506)
Net increase (decrease)	$ (29,700,364)	$ (53,506,097)	$ (30,878,260)
Class B
Shares sold	$ 2,578,014	$ 7,195,245	$ 8,809,947
Reinvestment of distributions	587,302	1,704,584	3,254,211
Shares redeemed	(15,959,454)	(34,885,370)	(53,542,026)
Net increase (decrease)	$ (12,794,138)	$ (25,985,541)	$ (41,477,868)
Class C
Shares sold	$ 7,150,381	$ 9,467,312	$ 16,597,884
Reinvestment of distributions	893,824	1,895,452	2,818,224
Shares redeemed	(10,457,286)	(21,287,935)	(32,438,326)
Net increase (decrease)	$ (2,413,081)	$ (9,925,171)	$ (13,022,218)
Institutional Class
Shares sold	$ 139,078,384	$ 197,223,981	$ 233,901,844
Reinvestment of distributions	13,607,193	21,595,701	15,843,665
Shares redeemed	(23,397,642)	(97,869,178)	(39,545,772)
Net increase (decrease)	$ 129,287,935	$ 120,950,504	$ 210,199,737

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTBI-USAN-0407
1.784889.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,029.30	$ 3.72**
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71**
Class T
Actual	$ 1,000.00	$ 1,028.80	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11
Class B
Actual	$ 1,000.00	$ 1,025.40	$ 7.53
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class C
Actual	$ 1,000.00	$ 1,025.00	$ 7.93
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,030.70	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,030.40	$ 2.67
Hypothetical A	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.74%**
Class T	.82%
Class B	1.50%
Class C	1.58%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .84% and the expenses paid in the actual and hypothetical examples above would have been $4.23 and $4.21, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	1.9	1.9
4 - 4.99%	7.4	9.2
5 - 5.99%	61.0	60.0
6 - 6.99%	25.1	18.4
7% and over	4.4	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.7	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	2.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Mortgage Securities 86.4%		Mortgage Securities 85.1%
	Corporate Bonds 3.4%		Corporate Bonds 1.7%
	CMOs and Other Mortgage Related Securities 27.4%		CMOs and Other Mortgage Related Securities 21.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 0.2%
	Asset-Backed Securities 11.9%		Asset-Backed Securities 8.8%
	Short-Term Investments and Net Other Assets(dagger) (29.5)%		Short-Term Investments and Net Other Assets(dagger) (16.9)%
* Foreign investments	5.1%	** Foreign investments	4.1%
* Futures and Swaps	10.9%	** Futures and Swaps	4.2%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 86.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.2%
3.759% 10/1/33 (e)	$ 253	$ 250
3.787% 6/1/34 (e)	1,243	1,220
3.803% 6/1/33 (e)	198	197
3.876% 6/1/33 (e)	946	941
3.907% 5/1/33 (e)	1,338	1,334
3.943% 5/1/33 (e)	89	88
3.986% 2/1/35 (e)	207	206
3.998% 10/1/18 (e)	190	188
4% 6/1/18 to 5/1/19 (c)	18,102	17,151
4.014% 1/1/35 (e)	111	111
4.05% 2/1/35 (e)	192	191
4.065% 4/1/33 (e)	86	85
4.07% 2/1/35 (e)	142	142
4.076% 2/1/35 (e)	370	367
4.079% 2/1/35 (e)	135	134
4.102% 1/1/35 (e)	403	402
4.116% 2/1/35 (e)	467	466
4.126% 2/1/35 (e)	375	377
4.137% 1/1/35 (e)	723	720
4.175% 1/1/35 (e)	564	555
4.25% 2/1/35 (e)	273	269
4.266% 2/1/34 (e)	259	257
4.279% 3/1/35 (e)	239	238
4.283% 8/1/33 (e)	494	492
4.291% 12/1/33 (e)	257	255
4.307% 3/1/33 (e)	133	131
4.345% 5/1/35 (e)	299	297
4.347% 1/1/35 (e)	295	291
4.355% 4/1/35 (e)	135	134
4.364% 2/1/34 (e)	556	552
4.402% 2/1/35 (e)	412	406
4.416% 5/1/35 (e)	753	752
4.421% 5/1/35 (e)	237	235
4.429% 3/1/35 (e)	383	378
4.448% 8/1/34 (e)	774	769
4.475% 7/1/34 (e)	4,317	4,264
4.481% 2/1/35 (e)	225	224
4.5% 4/1/18 to 1/1/37 (c)	34,482	32,849
4.5% 3/1/37 (b)	27,000	25,452
4.5% 3/13/37 (b)	12,000	11,312
4.5% 3/13/37 (b)	13,100	12,349
4.5% 3/13/37 (b)	8,000	7,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.507% 2/1/35 (e)	$ 1,474	$ 1,476
4.524% 1/1/20 (e)	1,574	1,558
4.526% 1/1/35 (e)	318	318
4.531% 2/1/35 (e)	153	153
4.536% 7/1/35 (e)	905	902
4.594% 4/1/33 (e)	1,099	1,099
4.727% 7/1/34 (e)	727	725
4.782% 12/1/34 (e)	251	249
4.786% 12/1/35 (e)	1,339	1,337
4.899% 4/1/33 (e)	2,534	2,529
4.927% 7/1/35 (e)	60	60
5% 9/1/16 to 12/1/34 (c)	53,137	52,032
5% 3/1/37 (b)	17,279	16,752
5% 3/13/37 (b)	30,000	29,086
5% 3/13/37 (b)	14,000	13,573
5.07% 5/1/35 (e)	1,511	1,514
5.11% 7/1/34 (e)	645	646
5.142% 3/1/34 (e)	4,551	4,563
5.167% 3/1/36 (e)	3,794	3,803
5.178% 6/1/35 (e)	1,093	1,096
5.18% 1/1/37 (e)	1,660	1,663
5.225% 11/1/32 (e)	736	738
5.233% 7/1/35 (e)	939	924
5.266% 11/1/36 (e)	798	801
5.269% 9/1/35 (e)	270	271
5.271% 8/1/34 (e)	2,269	2,263
5.316% 3/1/36 (e)	10,498	10,545
5.352% 1/1/32 (e)	291	293
5.403% 12/1/36 (e)	1,215	1,221
5.408% 7/1/35 (e)	844	847
5.5% 1/1/09 to 12/1/35 (c)	198,943	198,192
5.5% 3/1/37 (b)	10,555	10,464
5.5% 3/1/37 (b)	5,000	4,957
5.5% 3/1/37 (b)	1,651	1,636
5.5% 3/1/37 (b)	20,000	19,828
5.5% 3/1/37 (b)	8,400	8,328
5.5% 3/1/37 (b)(c)	74,299	73,659
5.5% 3/1/37 (b)(c)	7,000	6,940
5.5% 3/13/37 (b)(c)	27,000	26,768
5.579% 6/1/32 (e)	481	485
5.681% 10/1/36 (e)	795	803
5.797% 11/1/36 (e)	1,103	1,115
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.844% 4/1/36 (e)	$ 465	$ 471
5.855% 1/1/36 (e)	789	801
5.902% 3/1/36 (e)	2,210	2,235
5.91% 3/1/36 (e)	7,731	7,853
5.919% 3/1/36 (e)	2,392	2,425
5.95% 12/1/36 (e)	4,495	4,566
5.989% 9/1/36 (e)	1,322	1,345
6% 4/1/08 to 6/1/35	165,486	167,597
6% 3/1/37 (b)	2,687	2,709
6.022% 9/1/36 (e)	864	877
6.036% 9/1/36 (e)	1,491	1,504
6.325% 10/1/36 (e)	12,217	12,480
6.343% 5/1/36 (e)	1,572	1,604
6.357% 8/1/36 (e)	1,920	1,964
6.359% 8/1/46 (e)	393	402
6.456% 6/1/36 (e)	2,404	2,449
6.5% 5/1/12 to 2/1/37	75,990	77,821
6.5% 3/1/37 (b)(c)	5,035	5,132
6.565% 12/1/36 (e)	306	312
6.614% 12/1/36 (e)	465	476
7% 12/1/15 to 1/1/37 (c)	13,068	13,500
7% 3/13/37 (b)	1,845	1,895
7.5% 8/1/22 to 2/1/37 (b)	11,084	11,472
8% 7/1/08 to 12/1/29	1	1
8.5% 1/1/16 to 7/1/31	331	357
9% 6/1/09 to 10/1/30	670	729
9.5% 11/1/09 to 8/1/22	137	150
11% 8/1/10	55	58
12.25% 5/1/15	25	28
12.5% 8/1/15 to 3/1/16	31	36
12.75% 2/1/15	5	5
13.5% 9/1/14	4	5
		954,043
Freddie Mac - 31.9%
2.905% 5/1/34 (e)	51	51
3.76% 10/1/33 (e)	3,173	3,122
3.915% 6/1/34 (e)	463	454
4% 4/1/19 (d)	5,040	4,778
4.078% 1/1/35 (e)	307	305
4.278% 3/1/35 (e)	321	320
4.279% 5/1/35 (e)	550	546
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.297% 12/1/34 (e)	$ 388	$ 381
4.321% 2/1/35 (e)	696	693
4.422% 6/1/35 (e)	510	506
4.426% 2/1/34 (e)	312	309
4.431% 3/1/35 (e)	369	363
4.452% 3/1/35 (e)	396	390
4.5% 9/1/18 to 8/1/33	9,356	8,971
4.544% 2/1/35 (e)	644	635
4.994% 4/1/35 (e)	1,733	1,733
5% 6/1/18 to 9/1/35	49,922	48,495
5% 3/1/37 (b)	30,785	29,846
5% 3/13/37 (b)(c)	30,000	29,085
5.021% 4/1/35 (e)	141	140
5.287% 11/1/35 (e)	1,484	1,486
5.5% 6/1/09 to 9/1/35	43,845	43,689
5.5% 3/1/37 (b)	15,160	15,032
5.5% 3/1/37 (b)	17,170	17,025
5.5% 3/1/37 (b)	74,000	73,377
5.5% 3/1/37 (b)	95,830	95,024
5.5% 3/1/37 (b)(c)	34,535	34,244
5.5% 3/13/37 (b)	1,000	992
5.911% 11/1/31 (e)	189	190
6% 5/1/16 to 9/1/36	17,087	17,348
6% 3/1/37 (b)	10,400	10,490
6% 3/1/37 (b)	20,500	20,678
6% 3/1/37 (b)(c)	22,800	22,998
6.197% 10/1/36 (e)	176	179
6.293% 3/1/36 (e)	4,329	4,406
6.393% 12/1/36 (e)	1,940	1,973
6.5% 4/1/11 to 2/1/36 (b)	30,172	30,892
6.517% 10/1/36 (e)	5,680	5,752
6.6% 10/1/36 (e)	5,660	5,724
6.617% 10/1/36 (e)	7,029	7,146
6.624% 12/1/36 (e)	5,323	5,426
6.641% 7/1/36 (e)	3,981	4,060
6.778% 9/1/36 (e)	10,831	11,069
7% 6/1/21 to 2/1/37 (b)	6,028	6,199
7.5% 2/1/08 to 2/1/37 (b)	15,638	16,201
8% 10/1/07 to 4/1/21	58	60
8.5% 7/1/09 to 9/1/20	69	73
9% 10/1/08 to 5/1/21	379	407
10% 1/1/09 to 5/1/19	84	90
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10.5% 8/1/10 to 2/1/16	$ 9	$ 10
12.5% 5/1/12 to 12/1/14	68	75
13% 12/1/13 to 6/1/15	112	127
		583,565
Government National Mortgage Association - 2.0%
3.75% 1/20/34 (e)	1,351	1,346
6.5% 5/15/28 to 7/15/36	12,889	13,242
7% 2/15/24 to 1/15/37 (b)	18,227	18,881
7.5% 6/15/07 to 4/15/32	1,684	1,771
8% 4/15/07 to 12/15/25	666	707
8.5% 8/15/16 to 10/15/28	1,009	1,093
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	74	83
13% 10/15/13	7	8
13.5% 7/15/11	4	5
		37,138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,576,926)		1,574,746
Asset-Backed Securities - 2.9%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	865	865
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (e)	1,965	1,967
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (e)	3,950	3,969
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	721
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (e)	5,000	4,993
GSAMP Trust Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	2,266	2,265
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.6% 7/15/40 (a)(e)	940	940
Class 2C, 5.75% 7/15/40 (a)(e)	490	490
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,299
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741	3,752
Series 2006-9 Class M10, 7.82% 11/25/36 (e)	2,721	2,382
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust Series 2006-4 Class AI0, 6.35% 2/27/12 (g)	$ 4,205	$ 1,139
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	5,000	4,963
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	2,100	2,100
Ownit Mortgage Loan Trust Series 2006-7 Class M1, 5.57% 10/25/37 (e)	710	709
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	986
Class C, 5.77% 5/25/10 (a)	915	916
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	649	637
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (e)	1,255	1,253
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(e)	1,005	880
Class M9, 7.82% 10/25/36 (e)	1,515	1,481
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,019	2,009
WaMu Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,663	1,654
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,958	1,947
TOTAL ASSET-BACKED SECURITIES (Cost $52,082)		52,317
Collateralized Mortgage Obligations - 16.3%

Private Sponsor - 6.3%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)	6,360	6,243
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	745	745
Class 3C, 5.75% 2/17/52 (a)(e)	455	455
Series 2006-2A:
Class 1C, 5.6% 2/17/52 (a)(e)	705	705
Class 2C, 5.74% 2/17/52 (a)(e)	2,250	2,250
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7806% 11/25/34 (e)	1,195	1,185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-J Class 2A5, 5.0926% 11/25/35 (e)	$ 3,435	$ 3,427
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	953	948
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	313	313
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	1,511	1,508
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.7196% 1/28/32 (a)(e)	322	284
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.84% 10/18/54 (a)(e)	770	770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(e)	2,520	2,520
Granite Master Issuer PLC floater:
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	155	155
Series 2006-4 Class C1, 5.75% 12/20/54 (e)	1,465	1,465
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (e)	940	941
Class 2C1, 5.7687% 12/20/54 (e)	500	501
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	1,227	1,220
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.91% 7/15/40 (e)	765	773
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	1,010	1,016
Class A3, 5.447% 6/12/47 (e)	13,695	13,847
JP Morgan Mortgage Trust Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (e)	4,957	4,931
Class 7A3, 5.302% 7/25/35 (e)	6,920	6,934
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,937	4,010
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(e)	18,000	18,114
Permanent Master Issuer PLC floater Series 2006-1:
Class 1C, 5.56% 7/17/42 (e)	1,500	1,500
Class 2C, 5.76% 7/17/42 (e)	5,515	5,515
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 974	$ 989
Series 2004-SL2 Class A1, 6.5% 10/25/16	218	222
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	854	824
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	795	675
WaMu Mortgage pass thru certificates sequential payer Series 2002-S6 Class A25, 6% 10/25/32	630	628
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4219% 8/25/38 (e)	15,192	15,370
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (e)	4,865	4,844
Class 3A1, 5.2379% 4/25/36 (e)	4,746	4,722
TOTAL PRIVATE SPONSOR		114,374
U.S. Government Agency - 10.0%
Fannie Mae:
planned amortization class:
Series 1994-23 Class PX, 6% 8/25/23	3,059	3,107
Series 1999-1 Class PJ, 6.5% 2/25/29	9,669	10,041
Series 1999-15 Class PC, 6% 9/25/18	2,179	2,186
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,138
Series 1993-165 Class SH, 4.6848% 9/25/23 (e)	217	215
Series 2003-22 6% 4/25/33 (g)	5,478	1,125
Series 2003-26 Class KI, 5% 12/25/15 (g)	3,331	249
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	2,604	379
Series 2006-48 Class LF, 0% 8/25/34 (e)	663	647
6% 4/25/29	7,060	7,246
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,296
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,171
Series 2002-11 Class QB, 5.5% 3/25/15	215	214
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,085
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,735
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,063
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,079
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential payer:
Series 2002-34 Class Z, 6% 4/25/32	$ 6,964	$ 7,096
Series 2002-9 Class C, 6.5% 6/25/30	293	293
Series 2003-80 Class CG, 6% 4/25/30	895	911
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,186
Series 2005-41 Class LA, 5.5% 5/25/35	3,397	3,430
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,517
Series 2002-50 Class LE, 7% 12/25/29	57	57
Series 2003-42 Class HS, 1.78% 12/25/17 (e)(g)	10,252	545
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,735	453
Series 2003-89 Class DW, 5% 3/25/29	8,760	8,692
Series 2006-4 Class IT, 6% 10/25/35 (g)	646	77
Series 1999-32 Class PL, 6% 7/25/29	4,780	4,910
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,220
Series 2001-74 Class QE, 6% 12/25/31	2,425	2,481
Series 2001-63 Class PG, 6% 12/25/31	2,475	2,531
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6,325	6,485
Series 2104 Class PG, 6% 12/15/28	1,978	2,030
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,064
Series 3036 Class ND, 5% 5/15/34	6,910	6,724
Series 70 Class C, 9% 9/15/20	157	157
sequential payer Series 2114 Class ZM, 6% 1/15/29	943	971
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,570	1,623
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2958 Class TF, 0% 4/15/35 (e)	630	598
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,591	2,659
Series 2137 Class PG, 6% 3/15/29	2,584	2,653
Series 2154 Class PT, 6% 5/15/29	3,370	3,467
Series 2435 Class VG, 6% 2/15/13	929	947
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,836
Series 2802 Class OB, 6% 5/15/34	3,375	3,477
Series 2810 Class PD, 6% 6/15/33	2,540	2,603
Series 3077 Class TO, 4/15/35 (h)	4,913	3,614
Series 3140 Class XO, 3/15/36 (h)	2,505	1,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 2,988	$ 3,067
Series 2274 Class ZM, 6.5% 1/15/31	1,009	1,055
Series 2281 Class ZB, 6% 3/15/30	1,256	1,284
Series 2388 Class ZA, 6% 12/15/31	5,620	5,720
Series 2502 Class ZC, 6% 9/15/32	1,504	1,535
Series 2750 Class ZT, 5% 2/15/34	2,520	2,305
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,786	835
Series 1658 Class GZ, 7% 1/15/24	3,010	3,144
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,895	426
Series 2902 Class LZ, 5.5% 9/15/31	7,360	7,341
TOTAL U.S. GOVERNMENT AGENCY		183,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $294,916)		298,263
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.404% 2/14/43 (e)	8,300	9,109
Class PS1, 1.6789% 2/14/43 (e)(g)	33,568	1,093
Banc of America Commercial Mortgage Trust Series 2006-6 Class XP, 0.4314% 10/10/45 (e)(g)	49,455	1,131
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	729
Class HSB, 4.954% 3/11/41 (a)	895	881
Class HSC, 4.954% 3/11/41 (a)	895	875
Class HSD, 4.954% 3/11/41 (a)	895	874
Class HSE, 4.954% 3/11/41 (a)	2,290	2,165
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class JCP, 5.82% 10/15/19 (a)(e)	236	236
Class KCP, 5.87% 10/15/19 (a)(e)	384	384
Class LCP, 5.97% 10/15/19 (a)(e)	1,418	1,418
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(e)	$ 319	$ 314
Class B2, 6.67% 10/25/36 (a)(e)	208	209
Class B3, 7.92% 10/25/36 (a)(e)	373	368
Class M4, 5.75% 10/25/36 (a)(e)	319	320
Class M5, 5.8% 10/25/36 (a)(e)	407	407
Class M6, 5.88% 10/25/36 (a)(e)	789	790
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(e)	128	128
Class B2, 6.57% 12/25/36 (a)(e)	123	121
Class B3, 7.77% 12/25/36 (a)(e)	226	226
Series 2007-1:
Class B1, 5.99% 3/25/37 (a)(e)	184	184
Class B2, 6.47% 3/25/37 (a)(e)	134	134
Class B3, 8.67% 3/25/37 (a)(e)	383	383
Class M1, 5.59% 3/25/37 (a)(e)	154	154
Class M2, 5.61% 3/25/37 (a)(e)	119	119
Class M3, 5.64% 3/27/37 (a)(e)	105	105
Class M4, 5.69% 3/25/37 (a)(e)	80	80
Class M5, 5.74% 3/25/37 (a)(e)	129	129
Class M6, 5.82% 3/25/37 (a)(e)	184	184
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.656% 12/1/38 (a)(e)(g)	120,185	4,107
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(e)(g)	30,767	1,597
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,179
Class F, 7.734% 1/15/32	600	637
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	6,660	6,664
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4531% 10/15/48 (e)(g)	92,870	2,260
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class CN1, 5.82% 12/15/20 (a)(e)	878	878
Class CN2, 5.87% 12/15/20 (a)(e)	472	472
Class CN3, 5.97% 12/15/20 (a)(e)	457	457
Communication Mortgage Trust Series 2006-C8:
Class A1, 5.11% 12/10/46	2,139	2,138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Communication Mortgage Trust Series 2006-C8: - continued
Class XP, 0.505% 12/10/46 (e)(g)	$ 115,888	$ 3,001
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	71,210	2,550
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	1,970	1,965
Class SHDC, 6.32% 7/15/19 (a)(e)	940	940
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(e)	530	530
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7661% 5/10/43 (e)(g)	51,652	1,235
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A1, 5.233% 3/10/39	1,215	1,215
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	390	397
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	822
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (e)	2,640	2,687
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	1,121	1,129
Series 2006-C6 Class A1, 5.23% 9/15/39	1,139	1,144
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	830	836
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (e)(g)	39,305	1,306
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (e)(g)	15,300	393
Merrill Lynch Mortgage Trust Series 2006-C1 Class A3, 5.6599% 5/12/39 (e)	3,675	3,772
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.8768% 6/12/46 (e)	3,321	3,452
ML-CFC Commercial Mortgage Series 2006-4 Class XP, 0.683% 12/12/49 (e)(g)	146,825	5,177
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(e)	790	790
Class MJPM, 6.32% 10/15/20 (a)(e)	460	460
Class MSTR, 6.02% 10/15/20 (a)(e)	390	390
Class NHRO, 6.21% 10/15/20 (a)(e)	1,220	1,220
Class NSTR, 6.17% 10/15/20 (a)(e)	360	360
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,340	1,346
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A2, 5.507% 11/12/49	$ 6,475	$ 6,576
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,341
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,523)		91,673
Fixed-Income Funds - 24.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $451,048)	4,538,839	450,843
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,224	2,224
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	22,478	22,475
TOTAL CASH EQUIVALENTS (Cost $24,699)		24,699
TOTAL INVESTMENT PORTFOLIO - 136.2% (Cost $2,491,194)		2,492,541
NET OTHER ASSETS - (36.2)%		(662,601)
NET ASSETS - 100%		$ 1,829,940
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 7,500	$ (1,143)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(62)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon default event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8, 6.32% 7/25/36	August 2036	5,000	(518)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(378)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(160)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(76)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(515)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 1,400	$ (266)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(265)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	7,500	(1,029)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	7,500	(1,176)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(183)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(1,212)
TOTAL CREDIT DEFAULT SWAPS		48,600	(6,983)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	$ 10,000	$ (136)
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	15,000	(30)
Receive semi-annually a fixed rate equal to 5% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	23,000	294
Receive semi-annually a fixed rate equal to 5.008% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2012	15,000	19
Receive semi-annually a fixed rate equal to 5.2115% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2008	10,000	149
TOTAL INTEREST RATE SWAPS		73,000	296
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	246
TOTAL TOTAL RETURN SWAPS		50,000	246
		$ 171,600	$ (6,441)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,307,000 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,256,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,224,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 896
Credit Suisse Securities (USA) LLC	1,328
$ 2,224
$22,475,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 933
BNP Paribas Securities Corp.	918
Banc of America Securities LLC	2,079
Bank of America, NA	3,111
Barclays Capital, Inc.	5,479
Bear Stearns & Co., Inc.	622
Citigroup Global Markets, Inc.	622
Countrywide Securities Corp.	3,111
Goldman, Sachs & Co.	311
Societe Generale, New York Branch	933
UBS Securities LLC	4,356
$ 22,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 14,200

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 169,990	$ 140,990	$ 450,843	3.3%
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $20,777,000 of which $2,470,000 and $18,307,000 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,699) - See accompanying schedule: Unaffiliated issuers (cost $2,040,146)	$ 2,041,698
Fidelity Central Funds (cost $451,048)	450,843
Total Investments (cost $2,491,194)		$ 2,492,541
Commitment to sell securities on a delayed delivery basis	(247,172)
Receivable for securities sold on a delayed delivery basis	246,304	(868)
Cash		537
Receivable for investments sold Regular delivery		34,083
Delayed delivery		49,658
Receivable for swap agreements		128
Receivable for fund shares sold		2,317
Interest receivable		7,701
Distributions receivable from Fidelity Central Funds		2,062
Total assets		2,588,159

Liabilities
Payable for investments purchased Regular delivery	$ 118,112
Delayed delivery	630,537
Payable for fund shares redeemed	1,740
Distributions payable	579
Swap agreements, at value	6,441
Accrued management fee	483
Distribution fees payable	97
Other affiliated payables	230
Total liabilities		758,219

Net Assets		$ 1,829,940
Net Assets consist of:
Paid in capital		$ 1,855,827
Distributions in excess of net investment income		(2,782)
Accumulated undistributed net realized gain (loss) on investments		(17,143)
Net unrealized appreciation (depreciation) on investments		(5,962)
Net Assets		$ 1,829,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,033 ÷ 4,625 shares)	$ 11.03

Maximum offering price per share (100/95.25 of $11.03)	$ 11.58
Class T: Net Asset Value and redemption price per share ($82,956 ÷ 7,507 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($65,593 ÷ 5,945 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($28,281 ÷ 2,566 shares)A	$ 11.02

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,590,510 ÷ 143,881 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,567 ÷ 1,049 shares)	$ 11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 36,320
Income from Fidelity Central Funds		14,200
Total income		50,520

Expenses
Management fee	$ 2,955
Transfer agent fees	1,087
Distribution fees	610
Fund wide operations fee	288
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,946
Expense reductions	(7)	4,939
Net investment income		45,581
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,524)
Fidelity Central Funds	617
Swap agreements	151
Capital gain distributions from Fidelity Central Funds	78
Total net realized gain (loss)		(1,678)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,556
Swap agreements	(7,136)
Delayed delivery commitments	(751)
Total change in net unrealized appreciation (depreciation)		11,669
Net gain (loss)		9,991
Net increase (decrease) in net assets resulting from operations		$ 55,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Ten months ended* August 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,581	$ 76,477	$ 80,564
Net realized gain (loss)	(1,678)	(19,322)	1,596
Change in net unrealized appreciation (depreciation)	11,669	15,324	(52,287)
Net increase (decrease) in net assets resulting from operations	55,572	72,479	29,873
Distributions to shareholders from net investment income	(45,363)	(76,044)	(83,034)
Distributions to shareholders from net realized gain	-	-	(10,450)
Total distributions	(45,363)	(76,044)	(93,484)
Share transactions - net increase (decrease)	(54,309)	(263,875)	288,375
Total increase (decrease) in net assets	(44,100)	(267,440)	224,764

Net Assets
Beginning of period	1,874,040	2,141,480	1,916,716
End of period (including distributions in excess of net investment income of $2,782, $3,000 and $2,371, respectively)	$ 1,829,940	$ 1,874,040	$ 2,141,480
* The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.260	.404	.408	.365	.282	.502 J	.630
Net realized and unrealized gain (loss)	.059	(.021)	(.267)	.181	.112	.172 J	.613
Total from investment operations	.319	.383	.141	.546	.394	.674	1.243
Distributions from net investment income	(.259)	(.403)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.259)	(.403)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.93%	3.56%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of all reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.75% A	4.44% A	3.65%	3.24%	2.51%	4.55% J	5.86%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 54	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income E	.256	.399	.400	.353	.270	.492 J	.622
Net realized and unrealized gain (loss)	.058	(.012)	(.268)	.181	.101	.171 J	.617
Total from investment operations	.314	.387	.132	.534	.371	.663	1.239
Distributions from net investment income	(.254)	(.397)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.254)	(.397)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C, D	2.88%	3.59%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of all reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.67% A	4.37% A	3.57%	3.14%	2.39%	4.45% J	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 89	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.218	.336	.323	.278	.197	.421 J	.551
Net realized and unrealized gain (loss)	.059	(.022)	(.257)	.172	.112	.171 J	.611
Total from investment operations	.277	.314	.066	.450	.309	.592	1.162
Distributions from net investment income	(.217)	(.334)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.217)	(.334)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.54%	2.91%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee waivers, if any	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.98% A	3.68% A	2.89%	2.48%	1.75%	3.82% J	5.11%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 74	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.213	.328	.316	.273	.189	.413 K	.112
Net realized and unrealized gain (loss)	.060	(.021)	(.257)	.172	.112	.173 K	.238
Total from investment operations	.273	.307	.059	.445	.301	.586	.350
Distributions from net investment income	(.213)	(.327)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.213)	(.327)	(.389)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.02	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	2.50%	2.85%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of all reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Net investment income	3.90% A	3.61% A	2.82%	2.42%	1.68%	3.75% K	4.87%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income D	.276	.432	.438	.390	.306	.526 I	.654
Net realized and unrealized gain (loss)	.059	(.023)	(.257)	.183	.102	.170 I	.619
Total from investment operations	.335	.409	.181	.573	.408	.696	1.273
Distributions from net investment income	(.275)	(.429)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.275)	(.429)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C	3.07%	3.80%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of all reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Net investment income	5.04% A	4.73% A	3.91%	3.48%	2.72%	4.76% I	6.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,591	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment Operations
Net investment income D	.271	.424	.432	.387	.302	.513 I	.644
Net realized and unrealized gain (loss)	.059	(.011)	(.266)	.182	.112	.171 I	.610
Total from investment operations	.330	.413	.166	.569	.414	.684	1.254
Distributions from net investment income	(.270)	(.423)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.270)	(.423)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total Return B, C	3.04%	3.85%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee waivers, if any	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Expenses net of all reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.96% A	4.66% A	3.87%	3.45%	2.69%	4.65% I	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 14	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,304
Unrealized depreciation	(11,358)
Net unrealized appreciation (depreciation)	$ 946
Cost for federal income tax purposes	$ 2,491,595

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $467,402 and $286,584, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 40	$ 1
Class T	.00%	.25%	107	1
Class B	.65%	.25%	313	227
Class C	.75%	.25%	150	19
			$ 610	$ 248

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	89
Class C*	1
$ 97

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.24
Class T	93.22
Class B	87.25
Class C	34.23
Fidelity Mortgage Securities Fund	800.10
Institutional Class	10.18
	$ 1,087

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Fidelity Mortgage Securities Fund	3
$ 4

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 1,241	$ 1,927	$ 2,029
Class T	1,980	3,883	4,745
Class B	1,373	2,632	3,543
Class C	579	1,063	1,456
Fidelity Mortgage Securities Fund	39,901	65,925	70,651
Institutional Class	289	614	610
Total	$ 45,363	$ 76,044	$ 83,034
From net realized gain
Class A	$ -	$ -	$ 287
Class T	-	-	691
Class B	-	-	700
Class C	-	-	301
Fidelity Mortgage Securities Fund	-	-	8,396
Institutional Class	-	-	75
Total	$ -	$ -	$ 10,450

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	713	1,839	1,644
Reinvestment of distributions	97	152	179
Shares redeemed	(1,075)	(1,692)	(2,106)
Net increase (decrease)	(265)	299	(283)
Class T
Shares sold	634	1,518	3,841
Reinvestment of distributions	169	334	458
Shares redeemed	(1,381)	(5,186)	(4,417)
Net increase (decrease)	(578)	(3,334)	(118)
Class B
Shares sold	80	180	374
Reinvestment of distributions	102	194	308
Shares redeemed	(1,022)	(2,788)	(3,340)
Net increase (decrease)	(840)	(2,414)	(2,658)
Class C
Shares sold	138	272	501
Reinvestment of distributions	41	76	124
Shares redeemed	(485)	(1,211)	(2,018)
Net increase (decrease)	(306)	(863)	(1,393)
Fidelity Mortgage Securities Fund
Shares sold	14,135	19,669	60,281
Reinvestment of distributions	3,353	5,589	6,543
Shares redeemed	(20,184)	(42,873)	(37,075)
Net increase (decrease)	(2,696)	(17,615)	29,749
Institutional Class
Shares sold	224	703	733
Reinvestment of distributions	19	43	44
Shares redeemed	(476)	(935)	(476)
Net increase (decrease)	(233)	(189)	301

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 7,856	$ 20,110	$ 18,382
Reinvestment of distributions	1,066	1,656	2,002
Shares redeemed	(11,856)	(18,454)	(23,537)
Net increase (decrease)	$ (2,934)	$ 3,312	$ (3,153)
Class T
Shares sold	$ 7,000	$ 16,612	$ 43,073
Reinvestment of distributions	1,871	3,658	5,128
Shares redeemed	(15,245)	(56,617)	(49,428)
Net increase (decrease)	$ (6,374)	$ (36,347)	$ (1,227)
Class B
Shares sold	$ 891	$ 1,960	$ 4,184
Reinvestment of distributions	1,121	2,120	3,440
Shares redeemed	(11,258)	(30,466)	(37,334)
Net increase (decrease)	$ (9,246)	$ (26,386)	$ (29,710)
Class C
Shares sold	$ 1,514	$ 2,962	$ 5,615
Reinvestment of distributions	455	831	1,386
Shares redeemed	(5,338)	(13,216)	(22,545)
Net increase (decrease)	$ (3,369)	$ (9,423)	$ (15,544)
Fidelity Mortgage Securities Fund
Shares sold	$ 156,124	$ 215,483	$ 676,321
Reinvestment of distributions	37,070	61,180	73,241
Shares redeemed	(223,023)	(469,651)	(414,945)
Net increase (decrease)	$ (29,829)	$ (192,988)	$ 334,617
Institutional Class
Shares sold	$ 2,473	$ 7,639	$ 8,212
Reinvestment of distributions	210	474	496
Shares redeemed	(5,241)	(10,156)	(5,316)
Net increase (decrease)	$ (2,558)	$ (2,043)	$ 3,392

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMOR-USAN-0407
1.784898.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,029.30	$ 3.72**
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71**
Class T
Actual	$ 1,000.00	$ 1,028.80	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11
Class B
Actual	$ 1,000.00	$ 1,025.40	$ 7.53
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class C
Actual	$ 1,000.00	$ 1,025.00	$ 7.93
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,030.70	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,030.40	$ 2.67
Hypothetical A	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.74%**
Class T	.82%
Class B	1.50%
Class C	1.58%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .84% and the expenses paid in the actual and hypothetical examples above would have been $4.23 and $4.21, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	1.9	1.9
4 - 4.99%	7.4	9.2
5 - 5.99%	61.0	60.0
6 - 6.99%	25.1	18.4
7% and over	4.4	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.7	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	2.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Mortgage Securities 86.4%		Mortgage Securities 85.1%
	Corporate Bonds 3.4%		Corporate Bonds 1.7%
	CMOs and Other Mortgage Related Securities 27.4%		CMOs and Other Mortgage Related Securities 21.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 0.2%
	Asset-Backed Securities 11.9%		Asset-Backed Securities 8.8%
	Short-Term Investments and Net Other Assets(dagger) (29.5)%		Short-Term Investments and Net Other Assets(dagger) (16.9)%
* Foreign investments	5.1%	** Foreign investments	4.1%
* Futures and Swaps	10.9%	** Futures and Swaps	4.2%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 86.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.2%
3.759% 10/1/33 (e)	$ 253	$ 250
3.787% 6/1/34 (e)	1,243	1,220
3.803% 6/1/33 (e)	198	197
3.876% 6/1/33 (e)	946	941
3.907% 5/1/33 (e)	1,338	1,334
3.943% 5/1/33 (e)	89	88
3.986% 2/1/35 (e)	207	206
3.998% 10/1/18 (e)	190	188
4% 6/1/18 to 5/1/19 (c)	18,102	17,151
4.014% 1/1/35 (e)	111	111
4.05% 2/1/35 (e)	192	191
4.065% 4/1/33 (e)	86	85
4.07% 2/1/35 (e)	142	142
4.076% 2/1/35 (e)	370	367
4.079% 2/1/35 (e)	135	134
4.102% 1/1/35 (e)	403	402
4.116% 2/1/35 (e)	467	466
4.126% 2/1/35 (e)	375	377
4.137% 1/1/35 (e)	723	720
4.175% 1/1/35 (e)	564	555
4.25% 2/1/35 (e)	273	269
4.266% 2/1/34 (e)	259	257
4.279% 3/1/35 (e)	239	238
4.283% 8/1/33 (e)	494	492
4.291% 12/1/33 (e)	257	255
4.307% 3/1/33 (e)	133	131
4.345% 5/1/35 (e)	299	297
4.347% 1/1/35 (e)	295	291
4.355% 4/1/35 (e)	135	134
4.364% 2/1/34 (e)	556	552
4.402% 2/1/35 (e)	412	406
4.416% 5/1/35 (e)	753	752
4.421% 5/1/35 (e)	237	235
4.429% 3/1/35 (e)	383	378
4.448% 8/1/34 (e)	774	769
4.475% 7/1/34 (e)	4,317	4,264
4.481% 2/1/35 (e)	225	224
4.5% 4/1/18 to 1/1/37 (c)	34,482	32,849
4.5% 3/1/37 (b)	27,000	25,452
4.5% 3/13/37 (b)	12,000	11,312
4.5% 3/13/37 (b)	13,100	12,349
4.5% 3/13/37 (b)	8,000	7,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.507% 2/1/35 (e)	$ 1,474	$ 1,476
4.524% 1/1/20 (e)	1,574	1,558
4.526% 1/1/35 (e)	318	318
4.531% 2/1/35 (e)	153	153
4.536% 7/1/35 (e)	905	902
4.594% 4/1/33 (e)	1,099	1,099
4.727% 7/1/34 (e)	727	725
4.782% 12/1/34 (e)	251	249
4.786% 12/1/35 (e)	1,339	1,337
4.899% 4/1/33 (e)	2,534	2,529
4.927% 7/1/35 (e)	60	60
5% 9/1/16 to 12/1/34 (c)	53,137	52,032
5% 3/1/37 (b)	17,279	16,752
5% 3/13/37 (b)	30,000	29,086
5% 3/13/37 (b)	14,000	13,573
5.07% 5/1/35 (e)	1,511	1,514
5.11% 7/1/34 (e)	645	646
5.142% 3/1/34 (e)	4,551	4,563
5.167% 3/1/36 (e)	3,794	3,803
5.178% 6/1/35 (e)	1,093	1,096
5.18% 1/1/37 (e)	1,660	1,663
5.225% 11/1/32 (e)	736	738
5.233% 7/1/35 (e)	939	924
5.266% 11/1/36 (e)	798	801
5.269% 9/1/35 (e)	270	271
5.271% 8/1/34 (e)	2,269	2,263
5.316% 3/1/36 (e)	10,498	10,545
5.352% 1/1/32 (e)	291	293
5.403% 12/1/36 (e)	1,215	1,221
5.408% 7/1/35 (e)	844	847
5.5% 1/1/09 to 12/1/35 (c)	198,943	198,192
5.5% 3/1/37 (b)	10,555	10,464
5.5% 3/1/37 (b)	5,000	4,957
5.5% 3/1/37 (b)	1,651	1,636
5.5% 3/1/37 (b)	20,000	19,828
5.5% 3/1/37 (b)	8,400	8,328
5.5% 3/1/37 (b)(c)	74,299	73,659
5.5% 3/1/37 (b)(c)	7,000	6,940
5.5% 3/13/37 (b)(c)	27,000	26,768
5.579% 6/1/32 (e)	481	485
5.681% 10/1/36 (e)	795	803
5.797% 11/1/36 (e)	1,103	1,115
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.844% 4/1/36 (e)	$ 465	$ 471
5.855% 1/1/36 (e)	789	801
5.902% 3/1/36 (e)	2,210	2,235
5.91% 3/1/36 (e)	7,731	7,853
5.919% 3/1/36 (e)	2,392	2,425
5.95% 12/1/36 (e)	4,495	4,566
5.989% 9/1/36 (e)	1,322	1,345
6% 4/1/08 to 6/1/35	165,486	167,597
6% 3/1/37 (b)	2,687	2,709
6.022% 9/1/36 (e)	864	877
6.036% 9/1/36 (e)	1,491	1,504
6.325% 10/1/36 (e)	12,217	12,480
6.343% 5/1/36 (e)	1,572	1,604
6.357% 8/1/36 (e)	1,920	1,964
6.359% 8/1/46 (e)	393	402
6.456% 6/1/36 (e)	2,404	2,449
6.5% 5/1/12 to 2/1/37	75,990	77,821
6.5% 3/1/37 (b)(c)	5,035	5,132
6.565% 12/1/36 (e)	306	312
6.614% 12/1/36 (e)	465	476
7% 12/1/15 to 1/1/37 (c)	13,068	13,500
7% 3/13/37 (b)	1,845	1,895
7.5% 8/1/22 to 2/1/37 (b)	11,084	11,472
8% 7/1/08 to 12/1/29	1	1
8.5% 1/1/16 to 7/1/31	331	357
9% 6/1/09 to 10/1/30	670	729
9.5% 11/1/09 to 8/1/22	137	150
11% 8/1/10	55	58
12.25% 5/1/15	25	28
12.5% 8/1/15 to 3/1/16	31	36
12.75% 2/1/15	5	5
13.5% 9/1/14	4	5
		954,043
Freddie Mac - 31.9%
2.905% 5/1/34 (e)	51	51
3.76% 10/1/33 (e)	3,173	3,122
3.915% 6/1/34 (e)	463	454
4% 4/1/19 (d)	5,040	4,778
4.078% 1/1/35 (e)	307	305
4.278% 3/1/35 (e)	321	320
4.279% 5/1/35 (e)	550	546
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.297% 12/1/34 (e)	$ 388	$ 381
4.321% 2/1/35 (e)	696	693
4.422% 6/1/35 (e)	510	506
4.426% 2/1/34 (e)	312	309
4.431% 3/1/35 (e)	369	363
4.452% 3/1/35 (e)	396	390
4.5% 9/1/18 to 8/1/33	9,356	8,971
4.544% 2/1/35 (e)	644	635
4.994% 4/1/35 (e)	1,733	1,733
5% 6/1/18 to 9/1/35	49,922	48,495
5% 3/1/37 (b)	30,785	29,846
5% 3/13/37 (b)(c)	30,000	29,085
5.021% 4/1/35 (e)	141	140
5.287% 11/1/35 (e)	1,484	1,486
5.5% 6/1/09 to 9/1/35	43,845	43,689
5.5% 3/1/37 (b)	15,160	15,032
5.5% 3/1/37 (b)	17,170	17,025
5.5% 3/1/37 (b)	74,000	73,377
5.5% 3/1/37 (b)	95,830	95,024
5.5% 3/1/37 (b)(c)	34,535	34,244
5.5% 3/13/37 (b)	1,000	992
5.911% 11/1/31 (e)	189	190
6% 5/1/16 to 9/1/36	17,087	17,348
6% 3/1/37 (b)	10,400	10,490
6% 3/1/37 (b)	20,500	20,678
6% 3/1/37 (b)(c)	22,800	22,998
6.197% 10/1/36 (e)	176	179
6.293% 3/1/36 (e)	4,329	4,406
6.393% 12/1/36 (e)	1,940	1,973
6.5% 4/1/11 to 2/1/36 (b)	30,172	30,892
6.517% 10/1/36 (e)	5,680	5,752
6.6% 10/1/36 (e)	5,660	5,724
6.617% 10/1/36 (e)	7,029	7,146
6.624% 12/1/36 (e)	5,323	5,426
6.641% 7/1/36 (e)	3,981	4,060
6.778% 9/1/36 (e)	10,831	11,069
7% 6/1/21 to 2/1/37 (b)	6,028	6,199
7.5% 2/1/08 to 2/1/37 (b)	15,638	16,201
8% 10/1/07 to 4/1/21	58	60
8.5% 7/1/09 to 9/1/20	69	73
9% 10/1/08 to 5/1/21	379	407
10% 1/1/09 to 5/1/19	84	90
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10.5% 8/1/10 to 2/1/16	$ 9	$ 10
12.5% 5/1/12 to 12/1/14	68	75
13% 12/1/13 to 6/1/15	112	127
		583,565
Government National Mortgage Association - 2.0%
3.75% 1/20/34 (e)	1,351	1,346
6.5% 5/15/28 to 7/15/36	12,889	13,242
7% 2/15/24 to 1/15/37 (b)	18,227	18,881
7.5% 6/15/07 to 4/15/32	1,684	1,771
8% 4/15/07 to 12/15/25	666	707
8.5% 8/15/16 to 10/15/28	1,009	1,093
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	74	83
13% 10/15/13	7	8
13.5% 7/15/11	4	5
		37,138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,576,926)		1,574,746
Asset-Backed Securities - 2.9%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	865	865
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (e)	1,965	1,967
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (e)	3,950	3,969
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	721
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (e)	5,000	4,993
GSAMP Trust Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	2,266	2,265
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.6% 7/15/40 (a)(e)	940	940
Class 2C, 5.75% 7/15/40 (a)(e)	490	490
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,299
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741	3,752
Series 2006-9 Class M10, 7.82% 11/25/36 (e)	2,721	2,382
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust Series 2006-4 Class AI0, 6.35% 2/27/12 (g)	$ 4,205	$ 1,139
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	5,000	4,963
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	2,100	2,100
Ownit Mortgage Loan Trust Series 2006-7 Class M1, 5.57% 10/25/37 (e)	710	709
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	986
Class C, 5.77% 5/25/10 (a)	915	916
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	649	637
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (e)	1,255	1,253
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(e)	1,005	880
Class M9, 7.82% 10/25/36 (e)	1,515	1,481
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,019	2,009
WaMu Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,663	1,654
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,958	1,947
TOTAL ASSET-BACKED SECURITIES (Cost $52,082)		52,317
Collateralized Mortgage Obligations - 16.3%

Private Sponsor - 6.3%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)	6,360	6,243
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	745	745
Class 3C, 5.75% 2/17/52 (a)(e)	455	455
Series 2006-2A:
Class 1C, 5.6% 2/17/52 (a)(e)	705	705
Class 2C, 5.74% 2/17/52 (a)(e)	2,250	2,250
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7806% 11/25/34 (e)	1,195	1,185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-J Class 2A5, 5.0926% 11/25/35 (e)	$ 3,435	$ 3,427
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	953	948
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	313	313
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	1,511	1,508
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.7196% 1/28/32 (a)(e)	322	284
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.84% 10/18/54 (a)(e)	770	770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(e)	2,520	2,520
Granite Master Issuer PLC floater:
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	155	155
Series 2006-4 Class C1, 5.75% 12/20/54 (e)	1,465	1,465
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (e)	940	941
Class 2C1, 5.7687% 12/20/54 (e)	500	501
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	1,227	1,220
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.91% 7/15/40 (e)	765	773
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	1,010	1,016
Class A3, 5.447% 6/12/47 (e)	13,695	13,847
JP Morgan Mortgage Trust Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (e)	4,957	4,931
Class 7A3, 5.302% 7/25/35 (e)	6,920	6,934
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,937	4,010
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(e)	18,000	18,114
Permanent Master Issuer PLC floater Series 2006-1:
Class 1C, 5.56% 7/17/42 (e)	1,500	1,500
Class 2C, 5.76% 7/17/42 (e)	5,515	5,515
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 974	$ 989
Series 2004-SL2 Class A1, 6.5% 10/25/16	218	222
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	854	824
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	795	675
WaMu Mortgage pass thru certificates sequential payer Series 2002-S6 Class A25, 6% 10/25/32	630	628
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4219% 8/25/38 (e)	15,192	15,370
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (e)	4,865	4,844
Class 3A1, 5.2379% 4/25/36 (e)	4,746	4,722
TOTAL PRIVATE SPONSOR		114,374
U.S. Government Agency - 10.0%
Fannie Mae:
planned amortization class:
Series 1994-23 Class PX, 6% 8/25/23	3,059	3,107
Series 1999-1 Class PJ, 6.5% 2/25/29	9,669	10,041
Series 1999-15 Class PC, 6% 9/25/18	2,179	2,186
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,138
Series 1993-165 Class SH, 4.6848% 9/25/23 (e)	217	215
Series 2003-22 6% 4/25/33 (g)	5,478	1,125
Series 2003-26 Class KI, 5% 12/25/15 (g)	3,331	249
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	2,604	379
Series 2006-48 Class LF, 0% 8/25/34 (e)	663	647
6% 4/25/29	7,060	7,246
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,296
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,171
Series 2002-11 Class QB, 5.5% 3/25/15	215	214
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,085
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,735
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,063
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,079
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential payer:
Series 2002-34 Class Z, 6% 4/25/32	$ 6,964	$ 7,096
Series 2002-9 Class C, 6.5% 6/25/30	293	293
Series 2003-80 Class CG, 6% 4/25/30	895	911
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,186
Series 2005-41 Class LA, 5.5% 5/25/35	3,397	3,430
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,517
Series 2002-50 Class LE, 7% 12/25/29	57	57
Series 2003-42 Class HS, 1.78% 12/25/17 (e)(g)	10,252	545
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,735	453
Series 2003-89 Class DW, 5% 3/25/29	8,760	8,692
Series 2006-4 Class IT, 6% 10/25/35 (g)	646	77
Series 1999-32 Class PL, 6% 7/25/29	4,780	4,910
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,220
Series 2001-74 Class QE, 6% 12/25/31	2,425	2,481
Series 2001-63 Class PG, 6% 12/25/31	2,475	2,531
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6,325	6,485
Series 2104 Class PG, 6% 12/15/28	1,978	2,030
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,064
Series 3036 Class ND, 5% 5/15/34	6,910	6,724
Series 70 Class C, 9% 9/15/20	157	157
sequential payer Series 2114 Class ZM, 6% 1/15/29	943	971
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,570	1,623
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2958 Class TF, 0% 4/15/35 (e)	630	598
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,591	2,659
Series 2137 Class PG, 6% 3/15/29	2,584	2,653
Series 2154 Class PT, 6% 5/15/29	3,370	3,467
Series 2435 Class VG, 6% 2/15/13	929	947
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,836
Series 2802 Class OB, 6% 5/15/34	3,375	3,477
Series 2810 Class PD, 6% 6/15/33	2,540	2,603
Series 3077 Class TO, 4/15/35 (h)	4,913	3,614
Series 3140 Class XO, 3/15/36 (h)	2,505	1,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 2,988	$ 3,067
Series 2274 Class ZM, 6.5% 1/15/31	1,009	1,055
Series 2281 Class ZB, 6% 3/15/30	1,256	1,284
Series 2388 Class ZA, 6% 12/15/31	5,620	5,720
Series 2502 Class ZC, 6% 9/15/32	1,504	1,535
Series 2750 Class ZT, 5% 2/15/34	2,520	2,305
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,786	835
Series 1658 Class GZ, 7% 1/15/24	3,010	3,144
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,895	426
Series 2902 Class LZ, 5.5% 9/15/31	7,360	7,341
TOTAL U.S. GOVERNMENT AGENCY		183,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $294,916)		298,263
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.404% 2/14/43 (e)	8,300	9,109
Class PS1, 1.6789% 2/14/43 (e)(g)	33,568	1,093
Banc of America Commercial Mortgage Trust Series 2006-6 Class XP, 0.4314% 10/10/45 (e)(g)	49,455	1,131
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	729
Class HSB, 4.954% 3/11/41 (a)	895	881
Class HSC, 4.954% 3/11/41 (a)	895	875
Class HSD, 4.954% 3/11/41 (a)	895	874
Class HSE, 4.954% 3/11/41 (a)	2,290	2,165
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class JCP, 5.82% 10/15/19 (a)(e)	236	236
Class KCP, 5.87% 10/15/19 (a)(e)	384	384
Class LCP, 5.97% 10/15/19 (a)(e)	1,418	1,418
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(e)	$ 319	$ 314
Class B2, 6.67% 10/25/36 (a)(e)	208	209
Class B3, 7.92% 10/25/36 (a)(e)	373	368
Class M4, 5.75% 10/25/36 (a)(e)	319	320
Class M5, 5.8% 10/25/36 (a)(e)	407	407
Class M6, 5.88% 10/25/36 (a)(e)	789	790
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(e)	128	128
Class B2, 6.57% 12/25/36 (a)(e)	123	121
Class B3, 7.77% 12/25/36 (a)(e)	226	226
Series 2007-1:
Class B1, 5.99% 3/25/37 (a)(e)	184	184
Class B2, 6.47% 3/25/37 (a)(e)	134	134
Class B3, 8.67% 3/25/37 (a)(e)	383	383
Class M1, 5.59% 3/25/37 (a)(e)	154	154
Class M2, 5.61% 3/25/37 (a)(e)	119	119
Class M3, 5.64% 3/27/37 (a)(e)	105	105
Class M4, 5.69% 3/25/37 (a)(e)	80	80
Class M5, 5.74% 3/25/37 (a)(e)	129	129
Class M6, 5.82% 3/25/37 (a)(e)	184	184
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.656% 12/1/38 (a)(e)(g)	120,185	4,107
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(e)(g)	30,767	1,597
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,179
Class F, 7.734% 1/15/32	600	637
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	6,660	6,664
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4531% 10/15/48 (e)(g)	92,870	2,260
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class CN1, 5.82% 12/15/20 (a)(e)	878	878
Class CN2, 5.87% 12/15/20 (a)(e)	472	472
Class CN3, 5.97% 12/15/20 (a)(e)	457	457
Communication Mortgage Trust Series 2006-C8:
Class A1, 5.11% 12/10/46	2,139	2,138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Communication Mortgage Trust Series 2006-C8: - continued
Class XP, 0.505% 12/10/46 (e)(g)	$ 115,888	$ 3,001
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	71,210	2,550
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	1,970	1,965
Class SHDC, 6.32% 7/15/19 (a)(e)	940	940
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(e)	530	530
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7661% 5/10/43 (e)(g)	51,652	1,235
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A1, 5.233% 3/10/39	1,215	1,215
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	390	397
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	822
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (e)	2,640	2,687
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	1,121	1,129
Series 2006-C6 Class A1, 5.23% 9/15/39	1,139	1,144
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	830	836
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (e)(g)	39,305	1,306
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (e)(g)	15,300	393
Merrill Lynch Mortgage Trust Series 2006-C1 Class A3, 5.6599% 5/12/39 (e)	3,675	3,772
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.8768% 6/12/46 (e)	3,321	3,452
ML-CFC Commercial Mortgage Series 2006-4 Class XP, 0.683% 12/12/49 (e)(g)	146,825	5,177
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(e)	790	790
Class MJPM, 6.32% 10/15/20 (a)(e)	460	460
Class MSTR, 6.02% 10/15/20 (a)(e)	390	390
Class NHRO, 6.21% 10/15/20 (a)(e)	1,220	1,220
Class NSTR, 6.17% 10/15/20 (a)(e)	360	360
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,340	1,346
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A2, 5.507% 11/12/49	$ 6,475	$ 6,576
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,341
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,523)		91,673
Fixed-Income Funds - 24.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $451,048)	4,538,839	450,843
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,224	2,224
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	22,478	22,475
TOTAL CASH EQUIVALENTS (Cost $24,699)		24,699
TOTAL INVESTMENT PORTFOLIO - 136.2% (Cost $2,491,194)		2,492,541
NET OTHER ASSETS - (36.2)%		(662,601)
NET ASSETS - 100%		$ 1,829,940
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 7,500	$ (1,143)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(62)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon default event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8, 6.32% 7/25/36	August 2036	5,000	(518)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(378)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(160)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(76)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(515)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 1,400	$ (266)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(265)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	7,500	(1,029)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	7,500	(1,176)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(183)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(1,212)
TOTAL CREDIT DEFAULT SWAPS		48,600	(6,983)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	$ 10,000	$ (136)
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	15,000	(30)
Receive semi-annually a fixed rate equal to 5% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	23,000	294
Receive semi-annually a fixed rate equal to 5.008% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2012	15,000	19
Receive semi-annually a fixed rate equal to 5.2115% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2008	10,000	149
TOTAL INTEREST RATE SWAPS		73,000	296
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	246
TOTAL TOTAL RETURN SWAPS		50,000	246
		$ 171,600	$ (6,441)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,307,000 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,256,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,224,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 896
Credit Suisse Securities (USA) LLC	1,328
$ 2,224
$22,475,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 933
BNP Paribas Securities Corp.	918
Banc of America Securities LLC	2,079
Bank of America, NA	3,111
Barclays Capital, Inc.	5,479
Bear Stearns & Co., Inc.	622
Citigroup Global Markets, Inc.	622
Countrywide Securities Corp.	3,111
Goldman, Sachs & Co.	311
Societe Generale, New York Branch	933
UBS Securities LLC	4,356
$ 22,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 14,200

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 169,990	$ 140,990	$ 450,843	3.3%
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $20,777,000 of which $2,470,000 and $18,307,000 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,699) - See accompanying schedule: Unaffiliated issuers (cost $2,040,146)	$ 2,041,698
Fidelity Central Funds (cost $451,048)	450,843
Total Investments (cost $2,491,194)		$ 2,492,541
Commitment to sell securities on a delayed delivery basis	(247,172)
Receivable for securities sold on a delayed delivery basis	246,304	(868)
Cash		537
Receivable for investments sold Regular delivery		34,083
Delayed delivery		49,658
Receivable for swap agreements		128
Receivable for fund shares sold		2,317
Interest receivable		7,701
Distributions receivable from Fidelity Central Funds		2,062
Total assets		2,588,159

Liabilities
Payable for investments purchased Regular delivery	$ 118,112
Delayed delivery	630,537
Payable for fund shares redeemed	1,740
Distributions payable	579
Swap agreements, at value	6,441
Accrued management fee	483
Distribution fees payable	97
Other affiliated payables	230
Total liabilities		758,219

Net Assets		$ 1,829,940
Net Assets consist of:
Paid in capital		$ 1,855,827
Distributions in excess of net investment income		(2,782)
Accumulated undistributed net realized gain (loss) on investments		(17,143)
Net unrealized appreciation (depreciation) on investments		(5,962)
Net Assets		$ 1,829,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,033 ÷ 4,625 shares)	$ 11.03

Maximum offering price per share (100/95.25 of $11.03)	$ 11.58
Class T: Net Asset Value and redemption price per share ($82,956 ÷ 7,507 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($65,593 ÷ 5,945 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($28,281 ÷ 2,566 shares)A	$ 11.02

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,590,510 ÷ 143,881 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,567 ÷ 1,049 shares)	$ 11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 36,320
Income from Fidelity Central Funds		14,200
Total income		50,520

Expenses
Management fee	$ 2,955
Transfer agent fees	1,087
Distribution fees	610
Fund wide operations fee	288
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,946
Expense reductions	(7)	4,939
Net investment income		45,581
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,524)
Fidelity Central Funds	617
Swap agreements	151
Capital gain distributions from Fidelity Central Funds	78
Total net realized gain (loss)		(1,678)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,556
Swap agreements	(7,136)
Delayed delivery commitments	(751)
Total change in net unrealized appreciation (depreciation)		11,669
Net gain (loss)		9,991
Net increase (decrease) in net assets resulting from operations		$ 55,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Ten months ended* August 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,581	$ 76,477	$ 80,564
Net realized gain (loss)	(1,678)	(19,322)	1,596
Change in net unrealized appreciation (depreciation)	11,669	15,324	(52,287)
Net increase (decrease) in net assets resulting from operations	55,572	72,479	29,873
Distributions to shareholders from net investment income	(45,363)	(76,044)	(83,034)
Distributions to shareholders from net realized gain	-	-	(10,450)
Total distributions	(45,363)	(76,044)	(93,484)
Share transactions - net increase (decrease)	(54,309)	(263,875)	288,375
Total increase (decrease) in net assets	(44,100)	(267,440)	224,764

Net Assets
Beginning of period	1,874,040	2,141,480	1,916,716
End of period (including distributions in excess of net investment income of $2,782, $3,000 and $2,371, respectively)	$ 1,829,940	$ 1,874,040	$ 2,141,480
* The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.260	.404	.408	.365	.282	.502 J	.630
Net realized and unrealized gain (loss)	.059	(.021)	(.267)	.181	.112	.172 J	.613
Total from investment operations	.319	.383	.141	.546	.394	.674	1.243
Distributions from net investment income	(.259)	(.403)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.259)	(.403)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.93%	3.56%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of all reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.75% A	4.44% A	3.65%	3.24%	2.51%	4.55% J	5.86%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 54	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income E	.256	.399	.400	.353	.270	.492 J	.622
Net realized and unrealized gain (loss)	.058	(.012)	(.268)	.181	.101	.171 J	.617
Total from investment operations	.314	.387	.132	.534	.371	.663	1.239
Distributions from net investment income	(.254)	(.397)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.254)	(.397)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C, D	2.88%	3.59%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of all reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.67% A	4.37% A	3.57%	3.14%	2.39%	4.45% J	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 89	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.218	.336	.323	.278	.197	.421 J	.551
Net realized and unrealized gain (loss)	.059	(.022)	(.257)	.172	.112	.171 J	.611
Total from investment operations	.277	.314	.066	.450	.309	.592	1.162
Distributions from net investment income	(.217)	(.334)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.217)	(.334)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.54%	2.91%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee waivers, if any	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.98% A	3.68% A	2.89%	2.48%	1.75%	3.82% J	5.11%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 74	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.213	.328	.316	.273	.189	.413 K	.112
Net realized and unrealized gain (loss)	.060	(.021)	(.257)	.172	.112	.173 K	.238
Total from investment operations	.273	.307	.059	.445	.301	.586	.350
Distributions from net investment income	(.213)	(.327)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.213)	(.327)	(.389)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.02	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	2.50%	2.85%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of all reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Net investment income	3.90% A	3.61% A	2.82%	2.42%	1.68%	3.75% K	4.87%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income D	.276	.432	.438	.390	.306	.526 I	.654
Net realized and unrealized gain (loss)	.059	(.023)	(.257)	.183	.102	.170 I	.619
Total from investment operations	.335	.409	.181	.573	.408	.696	1.273
Distributions from net investment income	(.275)	(.429)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.275)	(.429)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C	3.07%	3.80%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of all reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Net investment income	5.04% A	4.73% A	3.91%	3.48%	2.72%	4.76% I	6.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,591	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment Operations
Net investment income D	.271	.424	.432	.387	.302	.513 I	.644
Net realized and unrealized gain (loss)	.059	(.011)	(.266)	.182	.112	.171 I	.610
Total from investment operations	.330	.413	.166	.569	.414	.684	1.254
Distributions from net investment income	(.270)	(.423)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.270)	(.423)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total Return B, C	3.04%	3.85%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee waivers, if any	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Expenses net of all reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.96% A	4.66% A	3.87%	3.45%	2.69%	4.65% I	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 14	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,304
Unrealized depreciation	(11,358)
Net unrealized appreciation (depreciation)	$ 946
Cost for federal income tax purposes	$ 2,491,595

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $467,402 and $286,584, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 40	$ 1
Class T	.00%	.25%	107	1
Class B	.65%	.25%	313	227
Class C	.75%	.25%	150	19
			$ 610	$ 248

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	89
Class C*	1
$ 97

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.24
Class T	93.22
Class B	87.25
Class C	34.23
Fidelity Mortgage Securities Fund	800.10
Institutional Class	10.18
	$ 1,087

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Fidelity Mortgage Securities Fund	3
$ 4

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 1,241	$ 1,927	$ 2,029
Class T	1,980	3,883	4,745
Class B	1,373	2,632	3,543
Class C	579	1,063	1,456
Fidelity Mortgage Securities Fund	39,901	65,925	70,651
Institutional Class	289	614	610
Total	$ 45,363	$ 76,044	$ 83,034
From net realized gain
Class A	$ -	$ -	$ 287
Class T	-	-	691
Class B	-	-	700
Class C	-	-	301
Fidelity Mortgage Securities Fund	-	-	8,396
Institutional Class	-	-	75
Total	$ -	$ -	$ 10,450

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	713	1,839	1,644
Reinvestment of distributions	97	152	179
Shares redeemed	(1,075)	(1,692)	(2,106)
Net increase (decrease)	(265)	299	(283)
Class T
Shares sold	634	1,518	3,841
Reinvestment of distributions	169	334	458
Shares redeemed	(1,381)	(5,186)	(4,417)
Net increase (decrease)	(578)	(3,334)	(118)
Class B
Shares sold	80	180	374
Reinvestment of distributions	102	194	308
Shares redeemed	(1,022)	(2,788)	(3,340)
Net increase (decrease)	(840)	(2,414)	(2,658)
Class C
Shares sold	138	272	501
Reinvestment of distributions	41	76	124
Shares redeemed	(485)	(1,211)	(2,018)
Net increase (decrease)	(306)	(863)	(1,393)
Fidelity Mortgage Securities Fund
Shares sold	14,135	19,669	60,281
Reinvestment of distributions	3,353	5,589	6,543
Shares redeemed	(20,184)	(42,873)	(37,075)
Net increase (decrease)	(2,696)	(17,615)	29,749
Institutional Class
Shares sold	224	703	733
Reinvestment of distributions	19	43	44
Shares redeemed	(476)	(935)	(476)
Net increase (decrease)	(233)	(189)	301

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 7,856	$ 20,110	$ 18,382
Reinvestment of distributions	1,066	1,656	2,002
Shares redeemed	(11,856)	(18,454)	(23,537)
Net increase (decrease)	$ (2,934)	$ 3,312	$ (3,153)
Class T
Shares sold	$ 7,000	$ 16,612	$ 43,073
Reinvestment of distributions	1,871	3,658	5,128
Shares redeemed	(15,245)	(56,617)	(49,428)
Net increase (decrease)	$ (6,374)	$ (36,347)	$ (1,227)
Class B
Shares sold	$ 891	$ 1,960	$ 4,184
Reinvestment of distributions	1,121	2,120	3,440
Shares redeemed	(11,258)	(30,466)	(37,334)
Net increase (decrease)	$ (9,246)	$ (26,386)	$ (29,710)
Class C
Shares sold	$ 1,514	$ 2,962	$ 5,615
Reinvestment of distributions	455	831	1,386
Shares redeemed	(5,338)	(13,216)	(22,545)
Net increase (decrease)	$ (3,369)	$ (9,423)	$ (15,544)
Fidelity Mortgage Securities Fund
Shares sold	$ 156,124	$ 215,483	$ 676,321
Reinvestment of distributions	37,070	61,180	73,241
Shares redeemed	(223,023)	(469,651)	(414,945)
Net increase (decrease)	$ (29,829)	$ (192,988)	$ 334,617
Institutional Class
Shares sold	$ 2,473	$ 7,639	$ 8,212
Reinvestment of distributions	210	474	496
Shares redeemed	(5,241)	(10,156)	(5,316)
Net increase (decrease)	$ (2,558)	$ (2,043)	$ 3,392

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMORI-USAN-0407
1.784899.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity

Mortgage Securities

Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,029.30	$ 3.72**
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71**
Class T
Actual	$ 1,000.00	$ 1,028.80	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11
Class B
Actual	$ 1,000.00	$ 1,025.40	$ 7.53
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50
Class C
Actual	$ 1,000.00	$ 1,025.00	$ 7.93
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,030.70	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,030.40	$ 2.67
Hypothetical A	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.74%**
Class T	.82%
Class B	1.50%
Class C	1.58%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .84% and the expenses paid in the actual and hypothetical examples above would have been $4.23 and $4.21, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Coupon Distribution as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	1.9	1.9
4 - 4.99%	7.4	9.2
5 - 5.99%	61.0	60.0
6 - 6.99%	25.1	18.4
7% and over	4.4	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	4.7	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	2.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Mortgage Securities 86.4%		Mortgage Securities 85.1%
	Corporate Bonds 3.4%		Corporate Bonds 1.7%
	CMOs and Other Mortgage Related Securities 27.4%		CMOs and Other Mortgage Related Securities 21.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 0.2%
	Asset-Backed Securities 11.9%		Asset-Backed Securities 8.8%
	Short-Term Investments and Net Other Assets(dagger) (29.5)%		Short-Term Investments and Net Other Assets(dagger) (16.9)%
* Foreign investments	5.1%	** Foreign investments	4.1%
* Futures and Swaps	10.9%	** Futures and Swaps	4.2%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 86.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.2%
3.759% 10/1/33 (e)	$ 253	$ 250
3.787% 6/1/34 (e)	1,243	1,220
3.803% 6/1/33 (e)	198	197
3.876% 6/1/33 (e)	946	941
3.907% 5/1/33 (e)	1,338	1,334
3.943% 5/1/33 (e)	89	88
3.986% 2/1/35 (e)	207	206
3.998% 10/1/18 (e)	190	188
4% 6/1/18 to 5/1/19 (c)	18,102	17,151
4.014% 1/1/35 (e)	111	111
4.05% 2/1/35 (e)	192	191
4.065% 4/1/33 (e)	86	85
4.07% 2/1/35 (e)	142	142
4.076% 2/1/35 (e)	370	367
4.079% 2/1/35 (e)	135	134
4.102% 1/1/35 (e)	403	402
4.116% 2/1/35 (e)	467	466
4.126% 2/1/35 (e)	375	377
4.137% 1/1/35 (e)	723	720
4.175% 1/1/35 (e)	564	555
4.25% 2/1/35 (e)	273	269
4.266% 2/1/34 (e)	259	257
4.279% 3/1/35 (e)	239	238
4.283% 8/1/33 (e)	494	492
4.291% 12/1/33 (e)	257	255
4.307% 3/1/33 (e)	133	131
4.345% 5/1/35 (e)	299	297
4.347% 1/1/35 (e)	295	291
4.355% 4/1/35 (e)	135	134
4.364% 2/1/34 (e)	556	552
4.402% 2/1/35 (e)	412	406
4.416% 5/1/35 (e)	753	752
4.421% 5/1/35 (e)	237	235
4.429% 3/1/35 (e)	383	378
4.448% 8/1/34 (e)	774	769
4.475% 7/1/34 (e)	4,317	4,264
4.481% 2/1/35 (e)	225	224
4.5% 4/1/18 to 1/1/37 (c)	34,482	32,849
4.5% 3/1/37 (b)	27,000	25,452
4.5% 3/13/37 (b)	12,000	11,312
4.5% 3/13/37 (b)	13,100	12,349
4.5% 3/13/37 (b)	8,000	7,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.507% 2/1/35 (e)	$ 1,474	$ 1,476
4.524% 1/1/20 (e)	1,574	1,558
4.526% 1/1/35 (e)	318	318
4.531% 2/1/35 (e)	153	153
4.536% 7/1/35 (e)	905	902
4.594% 4/1/33 (e)	1,099	1,099
4.727% 7/1/34 (e)	727	725
4.782% 12/1/34 (e)	251	249
4.786% 12/1/35 (e)	1,339	1,337
4.899% 4/1/33 (e)	2,534	2,529
4.927% 7/1/35 (e)	60	60
5% 9/1/16 to 12/1/34 (c)	53,137	52,032
5% 3/1/37 (b)	17,279	16,752
5% 3/13/37 (b)	30,000	29,086
5% 3/13/37 (b)	14,000	13,573
5.07% 5/1/35 (e)	1,511	1,514
5.11% 7/1/34 (e)	645	646
5.142% 3/1/34 (e)	4,551	4,563
5.167% 3/1/36 (e)	3,794	3,803
5.178% 6/1/35 (e)	1,093	1,096
5.18% 1/1/37 (e)	1,660	1,663
5.225% 11/1/32 (e)	736	738
5.233% 7/1/35 (e)	939	924
5.266% 11/1/36 (e)	798	801
5.269% 9/1/35 (e)	270	271
5.271% 8/1/34 (e)	2,269	2,263
5.316% 3/1/36 (e)	10,498	10,545
5.352% 1/1/32 (e)	291	293
5.403% 12/1/36 (e)	1,215	1,221
5.408% 7/1/35 (e)	844	847
5.5% 1/1/09 to 12/1/35 (c)	198,943	198,192
5.5% 3/1/37 (b)	10,555	10,464
5.5% 3/1/37 (b)	5,000	4,957
5.5% 3/1/37 (b)	1,651	1,636
5.5% 3/1/37 (b)	20,000	19,828
5.5% 3/1/37 (b)	8,400	8,328
5.5% 3/1/37 (b)(c)	74,299	73,659
5.5% 3/1/37 (b)(c)	7,000	6,940
5.5% 3/13/37 (b)(c)	27,000	26,768
5.579% 6/1/32 (e)	481	485
5.681% 10/1/36 (e)	795	803
5.797% 11/1/36 (e)	1,103	1,115
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.844% 4/1/36 (e)	$ 465	$ 471
5.855% 1/1/36 (e)	789	801
5.902% 3/1/36 (e)	2,210	2,235
5.91% 3/1/36 (e)	7,731	7,853
5.919% 3/1/36 (e)	2,392	2,425
5.95% 12/1/36 (e)	4,495	4,566
5.989% 9/1/36 (e)	1,322	1,345
6% 4/1/08 to 6/1/35	165,486	167,597
6% 3/1/37 (b)	2,687	2,709
6.022% 9/1/36 (e)	864	877
6.036% 9/1/36 (e)	1,491	1,504
6.325% 10/1/36 (e)	12,217	12,480
6.343% 5/1/36 (e)	1,572	1,604
6.357% 8/1/36 (e)	1,920	1,964
6.359% 8/1/46 (e)	393	402
6.456% 6/1/36 (e)	2,404	2,449
6.5% 5/1/12 to 2/1/37	75,990	77,821
6.5% 3/1/37 (b)(c)	5,035	5,132
6.565% 12/1/36 (e)	306	312
6.614% 12/1/36 (e)	465	476
7% 12/1/15 to 1/1/37 (c)	13,068	13,500
7% 3/13/37 (b)	1,845	1,895
7.5% 8/1/22 to 2/1/37 (b)	11,084	11,472
8% 7/1/08 to 12/1/29	1	1
8.5% 1/1/16 to 7/1/31	331	357
9% 6/1/09 to 10/1/30	670	729
9.5% 11/1/09 to 8/1/22	137	150
11% 8/1/10	55	58
12.25% 5/1/15	25	28
12.5% 8/1/15 to 3/1/16	31	36
12.75% 2/1/15	5	5
13.5% 9/1/14	4	5
		954,043
Freddie Mac - 31.9%
2.905% 5/1/34 (e)	51	51
3.76% 10/1/33 (e)	3,173	3,122
3.915% 6/1/34 (e)	463	454
4% 4/1/19 (d)	5,040	4,778
4.078% 1/1/35 (e)	307	305
4.278% 3/1/35 (e)	321	320
4.279% 5/1/35 (e)	550	546
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.297% 12/1/34 (e)	$ 388	$ 381
4.321% 2/1/35 (e)	696	693
4.422% 6/1/35 (e)	510	506
4.426% 2/1/34 (e)	312	309
4.431% 3/1/35 (e)	369	363
4.452% 3/1/35 (e)	396	390
4.5% 9/1/18 to 8/1/33	9,356	8,971
4.544% 2/1/35 (e)	644	635
4.994% 4/1/35 (e)	1,733	1,733
5% 6/1/18 to 9/1/35	49,922	48,495
5% 3/1/37 (b)	30,785	29,846
5% 3/13/37 (b)(c)	30,000	29,085
5.021% 4/1/35 (e)	141	140
5.287% 11/1/35 (e)	1,484	1,486
5.5% 6/1/09 to 9/1/35	43,845	43,689
5.5% 3/1/37 (b)	15,160	15,032
5.5% 3/1/37 (b)	17,170	17,025
5.5% 3/1/37 (b)	74,000	73,377
5.5% 3/1/37 (b)	95,830	95,024
5.5% 3/1/37 (b)(c)	34,535	34,244
5.5% 3/13/37 (b)	1,000	992
5.911% 11/1/31 (e)	189	190
6% 5/1/16 to 9/1/36	17,087	17,348
6% 3/1/37 (b)	10,400	10,490
6% 3/1/37 (b)	20,500	20,678
6% 3/1/37 (b)(c)	22,800	22,998
6.197% 10/1/36 (e)	176	179
6.293% 3/1/36 (e)	4,329	4,406
6.393% 12/1/36 (e)	1,940	1,973
6.5% 4/1/11 to 2/1/36 (b)	30,172	30,892
6.517% 10/1/36 (e)	5,680	5,752
6.6% 10/1/36 (e)	5,660	5,724
6.617% 10/1/36 (e)	7,029	7,146
6.624% 12/1/36 (e)	5,323	5,426
6.641% 7/1/36 (e)	3,981	4,060
6.778% 9/1/36 (e)	10,831	11,069
7% 6/1/21 to 2/1/37 (b)	6,028	6,199
7.5% 2/1/08 to 2/1/37 (b)	15,638	16,201
8% 10/1/07 to 4/1/21	58	60
8.5% 7/1/09 to 9/1/20	69	73
9% 10/1/08 to 5/1/21	379	407
10% 1/1/09 to 5/1/19	84	90
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
10.5% 8/1/10 to 2/1/16	$ 9	$ 10
12.5% 5/1/12 to 12/1/14	68	75
13% 12/1/13 to 6/1/15	112	127
		583,565
Government National Mortgage Association - 2.0%
3.75% 1/20/34 (e)	1,351	1,346
6.5% 5/15/28 to 7/15/36	12,889	13,242
7% 2/15/24 to 1/15/37 (b)	18,227	18,881
7.5% 6/15/07 to 4/15/32	1,684	1,771
8% 4/15/07 to 12/15/25	666	707
8.5% 8/15/16 to 10/15/28	1,009	1,093
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	74	83
13% 10/15/13	7	8
13.5% 7/15/11	4	5
		37,138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,576,926)		1,574,746
Asset-Backed Securities - 2.9%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	865	865
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (e)	1,965	1,967
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (e)	3,950	3,969
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	721
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (e)	5,000	4,993
GSAMP Trust Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	2,266	2,265
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.6% 7/15/40 (a)(e)	940	940
Class 2C, 5.75% 7/15/40 (a)(e)	490	490
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,299
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741	3,752
Series 2006-9 Class M10, 7.82% 11/25/36 (e)	2,721	2,382
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust Series 2006-4 Class AI0, 6.35% 2/27/12 (g)	$ 4,205	$ 1,139
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	5,000	4,963
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	2,100	2,100
Ownit Mortgage Loan Trust Series 2006-7 Class M1, 5.57% 10/25/37 (e)	710	709
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	986
Class C, 5.77% 5/25/10 (a)	915	916
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	649	637
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (e)	1,255	1,253
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(e)	1,005	880
Class M9, 7.82% 10/25/36 (e)	1,515	1,481
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,019	2,009
WaMu Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,663	1,654
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,958	1,947
TOTAL ASSET-BACKED SECURITIES (Cost $52,082)		52,317
Collateralized Mortgage Obligations - 16.3%

Private Sponsor - 6.3%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)	6,360	6,243
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	745	745
Class 3C, 5.75% 2/17/52 (a)(e)	455	455
Series 2006-2A:
Class 1C, 5.6% 2/17/52 (a)(e)	705	705
Class 2C, 5.74% 2/17/52 (a)(e)	2,250	2,250
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7806% 11/25/34 (e)	1,195	1,185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-J Class 2A5, 5.0926% 11/25/35 (e)	$ 3,435	$ 3,427
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	953	948
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	313	313
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	1,511	1,508
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.7196% 1/28/32 (a)(e)	322	284
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.84% 10/18/54 (a)(e)	770	770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(e)	2,520	2,520
Granite Master Issuer PLC floater:
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	155	155
Series 2006-4 Class C1, 5.75% 12/20/54 (e)	1,465	1,465
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (e)	940	941
Class 2C1, 5.7687% 12/20/54 (e)	500	501
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	1,227	1,220
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.91% 7/15/40 (e)	765	773
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	1,010	1,016
Class A3, 5.447% 6/12/47 (e)	13,695	13,847
JP Morgan Mortgage Trust Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (e)	4,957	4,931
Class 7A3, 5.302% 7/25/35 (e)	6,920	6,934
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,937	4,010
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(e)	18,000	18,114
Permanent Master Issuer PLC floater Series 2006-1:
Class 1C, 5.56% 7/17/42 (e)	1,500	1,500
Class 2C, 5.76% 7/17/42 (e)	5,515	5,515
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 974	$ 989
Series 2004-SL2 Class A1, 6.5% 10/25/16	218	222
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	854	824
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	795	675
WaMu Mortgage pass thru certificates sequential payer Series 2002-S6 Class A25, 6% 10/25/32	630	628
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4219% 8/25/38 (e)	15,192	15,370
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (e)	4,865	4,844
Class 3A1, 5.2379% 4/25/36 (e)	4,746	4,722
TOTAL PRIVATE SPONSOR		114,374
U.S. Government Agency - 10.0%
Fannie Mae:
planned amortization class:
Series 1994-23 Class PX, 6% 8/25/23	3,059	3,107
Series 1999-1 Class PJ, 6.5% 2/25/29	9,669	10,041
Series 1999-15 Class PC, 6% 9/25/18	2,179	2,186
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,138
Series 1993-165 Class SH, 4.6848% 9/25/23 (e)	217	215
Series 2003-22 6% 4/25/33 (g)	5,478	1,125
Series 2003-26 Class KI, 5% 12/25/15 (g)	3,331	249
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	2,604	379
Series 2006-48 Class LF, 0% 8/25/34 (e)	663	647
6% 4/25/29	7,060	7,246
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,296
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,171
Series 2002-11 Class QB, 5.5% 3/25/15	215	214
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,085
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,735
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,063
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,079
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential payer:
Series 2002-34 Class Z, 6% 4/25/32	$ 6,964	$ 7,096
Series 2002-9 Class C, 6.5% 6/25/30	293	293
Series 2003-80 Class CG, 6% 4/25/30	895	911
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,186
Series 2005-41 Class LA, 5.5% 5/25/35	3,397	3,430
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,517
Series 2002-50 Class LE, 7% 12/25/29	57	57
Series 2003-42 Class HS, 1.78% 12/25/17 (e)(g)	10,252	545
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,735	453
Series 2003-89 Class DW, 5% 3/25/29	8,760	8,692
Series 2006-4 Class IT, 6% 10/25/35 (g)	646	77
Series 1999-32 Class PL, 6% 7/25/29	4,780	4,910
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,220
Series 2001-74 Class QE, 6% 12/25/31	2,425	2,481
Series 2001-63 Class PG, 6% 12/25/31	2,475	2,531
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6,325	6,485
Series 2104 Class PG, 6% 12/15/28	1,978	2,030
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,064
Series 3036 Class ND, 5% 5/15/34	6,910	6,724
Series 70 Class C, 9% 9/15/20	157	157
sequential payer Series 2114 Class ZM, 6% 1/15/29	943	971
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,570	1,623
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2958 Class TF, 0% 4/15/35 (e)	630	598
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,591	2,659
Series 2137 Class PG, 6% 3/15/29	2,584	2,653
Series 2154 Class PT, 6% 5/15/29	3,370	3,467
Series 2435 Class VG, 6% 2/15/13	929	947
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,836
Series 2802 Class OB, 6% 5/15/34	3,375	3,477
Series 2810 Class PD, 6% 6/15/33	2,540	2,603
Series 3077 Class TO, 4/15/35 (h)	4,913	3,614
Series 3140 Class XO, 3/15/36 (h)	2,505	1,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 2,988	$ 3,067
Series 2274 Class ZM, 6.5% 1/15/31	1,009	1,055
Series 2281 Class ZB, 6% 3/15/30	1,256	1,284
Series 2388 Class ZA, 6% 12/15/31	5,620	5,720
Series 2502 Class ZC, 6% 9/15/32	1,504	1,535
Series 2750 Class ZT, 5% 2/15/34	2,520	2,305
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,786	835
Series 1658 Class GZ, 7% 1/15/24	3,010	3,144
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,895	426
Series 2902 Class LZ, 5.5% 9/15/31	7,360	7,341
TOTAL U.S. GOVERNMENT AGENCY		183,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $294,916)		298,263
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.404% 2/14/43 (e)	8,300	9,109
Class PS1, 1.6789% 2/14/43 (e)(g)	33,568	1,093
Banc of America Commercial Mortgage Trust Series 2006-6 Class XP, 0.4314% 10/10/45 (e)(g)	49,455	1,131
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	729
Class HSB, 4.954% 3/11/41 (a)	895	881
Class HSC, 4.954% 3/11/41 (a)	895	875
Class HSD, 4.954% 3/11/41 (a)	895	874
Class HSE, 4.954% 3/11/41 (a)	2,290	2,165
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class JCP, 5.82% 10/15/19 (a)(e)	236	236
Class KCP, 5.87% 10/15/19 (a)(e)	384	384
Class LCP, 5.97% 10/15/19 (a)(e)	1,418	1,418
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(e)	$ 319	$ 314
Class B2, 6.67% 10/25/36 (a)(e)	208	209
Class B3, 7.92% 10/25/36 (a)(e)	373	368
Class M4, 5.75% 10/25/36 (a)(e)	319	320
Class M5, 5.8% 10/25/36 (a)(e)	407	407
Class M6, 5.88% 10/25/36 (a)(e)	789	790
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(e)	128	128
Class B2, 6.57% 12/25/36 (a)(e)	123	121
Class B3, 7.77% 12/25/36 (a)(e)	226	226
Series 2007-1:
Class B1, 5.99% 3/25/37 (a)(e)	184	184
Class B2, 6.47% 3/25/37 (a)(e)	134	134
Class B3, 8.67% 3/25/37 (a)(e)	383	383
Class M1, 5.59% 3/25/37 (a)(e)	154	154
Class M2, 5.61% 3/25/37 (a)(e)	119	119
Class M3, 5.64% 3/27/37 (a)(e)	105	105
Class M4, 5.69% 3/25/37 (a)(e)	80	80
Class M5, 5.74% 3/25/37 (a)(e)	129	129
Class M6, 5.82% 3/25/37 (a)(e)	184	184
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.656% 12/1/38 (a)(e)(g)	120,185	4,107
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(e)(g)	30,767	1,597
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,179
Class F, 7.734% 1/15/32	600	637
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	6,660	6,664
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4531% 10/15/48 (e)(g)	92,870	2,260
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class CN1, 5.82% 12/15/20 (a)(e)	878	878
Class CN2, 5.87% 12/15/20 (a)(e)	472	472
Class CN3, 5.97% 12/15/20 (a)(e)	457	457
Communication Mortgage Trust Series 2006-C8:
Class A1, 5.11% 12/10/46	2,139	2,138
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Communication Mortgage Trust Series 2006-C8: - continued
Class XP, 0.505% 12/10/46 (e)(g)	$ 115,888	$ 3,001
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	71,210	2,550
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	1,970	1,965
Class SHDC, 6.32% 7/15/19 (a)(e)	940	940
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(e)	530	530
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7661% 5/10/43 (e)(g)	51,652	1,235
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A1, 5.233% 3/10/39	1,215	1,215
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	390	397
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	822
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (e)	2,640	2,687
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	1,121	1,129
Series 2006-C6 Class A1, 5.23% 9/15/39	1,139	1,144
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	830	836
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (e)(g)	39,305	1,306
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (e)(g)	15,300	393
Merrill Lynch Mortgage Trust Series 2006-C1 Class A3, 5.6599% 5/12/39 (e)	3,675	3,772
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.8768% 6/12/46 (e)	3,321	3,452
ML-CFC Commercial Mortgage Series 2006-4 Class XP, 0.683% 12/12/49 (e)(g)	146,825	5,177
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(e)	790	790
Class MJPM, 6.32% 10/15/20 (a)(e)	460	460
Class MSTR, 6.02% 10/15/20 (a)(e)	390	390
Class NHRO, 6.21% 10/15/20 (a)(e)	1,220	1,220
Class NSTR, 6.17% 10/15/20 (a)(e)	360	360
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,340	1,346
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T25 Class A2, 5.507% 11/12/49	$ 6,475	$ 6,576
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,341
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,523)		91,673
Fixed-Income Funds - 24.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $451,048)	4,538,839	450,843
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,224	2,224
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	22,478	22,475
TOTAL CASH EQUIVALENTS (Cost $24,699)		24,699
TOTAL INVESTMENT PORTFOLIO - 136.2% (Cost $2,491,194)		2,492,541
NET OTHER ASSETS - (36.2)%		(662,601)
NET ASSETS - 100%		$ 1,829,940
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 7,500	$ (1,143)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(62)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon default event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8, 6.32% 7/25/36	August 2036	5,000	(518)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(378)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(160)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(76)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(515)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 1,400	$ (266)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(265)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	7,500	(1,029)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	7,500	(1,176)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(183)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(1,212)
TOTAL CREDIT DEFAULT SWAPS		48,600	(6,983)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	$ 10,000	$ (136)
Receive semi-annually a fixed rate equal to 4.933% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	15,000	(30)
Receive semi-annually a fixed rate equal to 5% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	23,000	294
Receive semi-annually a fixed rate equal to 5.008% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2012	15,000	19
Receive semi-annually a fixed rate equal to 5.2115% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2008	10,000	149
TOTAL INTEREST RATE SWAPS		73,000	296
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	246
TOTAL TOTAL RETURN SWAPS		50,000	246
		$ 171,600	$ (6,441)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,307,000 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,256,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,224,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 896
Credit Suisse Securities (USA) LLC	1,328
$ 2,224
$22,475,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 933
BNP Paribas Securities Corp.	918
Banc of America Securities LLC	2,079
Bank of America, NA	3,111
Barclays Capital, Inc.	5,479
Bear Stearns & Co., Inc.	622
Citigroup Global Markets, Inc.	622
Countrywide Securities Corp.	3,111
Goldman, Sachs & Co.	311
Societe Generale, New York Branch	933
UBS Securities LLC	4,356
$ 22,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 14,200

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 169,990	$ 140,990	$ 450,843	3.3%
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $20,777,000 of which $2,470,000 and $18,307,000 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,699) - See accompanying schedule: Unaffiliated issuers (cost $2,040,146)	$ 2,041,698
Fidelity Central Funds (cost $451,048)	450,843
Total Investments (cost $2,491,194)		$ 2,492,541
Commitment to sell securities on a delayed delivery basis	(247,172)
Receivable for securities sold on a delayed delivery basis	246,304	(868)
Cash		537
Receivable for investments sold Regular delivery		34,083
Delayed delivery		49,658
Receivable for swap agreements		128
Receivable for fund shares sold		2,317
Interest receivable		7,701
Distributions receivable from Fidelity Central Funds		2,062
Total assets		2,588,159

Liabilities
Payable for investments purchased Regular delivery	$ 118,112
Delayed delivery	630,537
Payable for fund shares redeemed	1,740
Distributions payable	579
Swap agreements, at value	6,441
Accrued management fee	483
Distribution fees payable	97
Other affiliated payables	230
Total liabilities		758,219

Net Assets		$ 1,829,940
Net Assets consist of:
Paid in capital		$ 1,855,827
Distributions in excess of net investment income		(2,782)
Accumulated undistributed net realized gain (loss) on investments		(17,143)
Net unrealized appreciation (depreciation) on investments		(5,962)
Net Assets		$ 1,829,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,033 ÷ 4,625 shares)	$ 11.03

Maximum offering price per share (100/95.25 of $11.03)	$ 11.58
Class T: Net Asset Value and redemption price per share ($82,956 ÷ 7,507 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($65,593 ÷ 5,945 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($28,281 ÷ 2,566 shares)A	$ 11.02

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,590,510 ÷ 143,881 shares)	$ 11.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,567 ÷ 1,049 shares)	$ 11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 36,320
Income from Fidelity Central Funds		14,200
Total income		50,520

Expenses
Management fee	$ 2,955
Transfer agent fees	1,087
Distribution fees	610
Fund wide operations fee	288
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	4,946
Expense reductions	(7)	4,939
Net investment income		45,581
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,524)
Fidelity Central Funds	617
Swap agreements	151
Capital gain distributions from Fidelity Central Funds	78
Total net realized gain (loss)		(1,678)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,556
Swap agreements	(7,136)
Delayed delivery commitments	(751)
Total change in net unrealized appreciation (depreciation)		11,669
Net gain (loss)		9,991
Net increase (decrease) in net assets resulting from operations		$ 55,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Ten months ended* August 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,581	$ 76,477	$ 80,564
Net realized gain (loss)	(1,678)	(19,322)	1,596
Change in net unrealized appreciation (depreciation)	11,669	15,324	(52,287)
Net increase (decrease) in net assets resulting from operations	55,572	72,479	29,873
Distributions to shareholders from net investment income	(45,363)	(76,044)	(83,034)
Distributions to shareholders from net realized gain	-	-	(10,450)
Total distributions	(45,363)	(76,044)	(93,484)
Share transactions - net increase (decrease)	(54,309)	(263,875)	288,375
Total increase (decrease) in net assets	(44,100)	(267,440)	224,764

Net Assets
Beginning of period	1,874,040	2,141,480	1,916,716
End of period (including distributions in excess of net investment income of $2,782, $3,000 and $2,371, respectively)	$ 1,829,940	$ 1,874,040	$ 2,141,480
* The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.260	.404	.408	.365	.282	.502 J	.630
Net realized and unrealized gain (loss)	.059	(.021)	(.267)	.181	.112	.172 J	.613
Total from investment operations	.319	.383	.141	.546	.394	.674	1.243
Distributions from net investment income	(.259)	(.403)	(.421)	(.366)	(.274)	(.534)	(.653)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.259)	(.403)	(.481)	(.516)	(.354)	(.534)	(.653)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.93%	3.56%	1.26%	4.97%	3.56%	6.26%	12.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Expenses net of all reductions	.74% A	.74% A	.82%	.86%	.81%	.84%	.85%
Net investment income	4.75% A	4.44% A	3.65%	3.24%	2.51%	4.55% J	5.86%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 54	$ 50	$ 55	$ 69	$ 63	$ 15
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income E	.256	.399	.400	.353	.270	.492 J	.622
Net realized and unrealized gain (loss)	.058	(.012)	(.268)	.181	.101	.171 J	.617
Total from investment operations	.314	.387	.132	.534	.371	.663	1.239
Distributions from net investment income	(.254)	(.397)	(.412)	(.354)	(.261)	(.523)	(.639)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.254)	(.397)	(.472)	(.504)	(.341)	(.523)	(.639)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C, D	2.88%	3.59%	1.18%	4.86%	3.34%	6.15%	12.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Expenses net of all reductions	.82% A	.81% A	.89%	.96%	.93%	.94%	.96%
Net investment income	4.67% A	4.37% A	3.57%	3.14%	2.39%	4.45% J	5.75%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 89	$ 126	$ 131	$ 155	$ 195	$ 106
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Income from Investment Operations
Net investment income E	.218	.336	.323	.278	.197	.421 J	.551
Net realized and unrealized gain (loss)	.059	(.022)	(.257)	.172	.112	.171 J	.611
Total from investment operations	.277	.314	.066	.450	.309	.592	1.162
Distributions from net investment income	(.217)	(.334)	(.336)	(.280)	(.189)	(.452)	(.572)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.217)	(.334)	(.396)	(.430)	(.269)	(.452)	(.572)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Total Return B, C, D	2.54%	2.91%	.58%	4.08%	2.78%	5.48%	11.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of fee waivers, if any	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.58%	1.60%
Expenses net of all reductions	1.50% A	1.50% A	1.58%	1.63%	1.57%	1.57%	1.60%
Net investment income	3.98% A	3.68% A	2.89%	2.48%	1.75%	3.82% J	5.11%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 74	$ 101	$ 134	$ 182	$ 176	$ 57
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. K For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 L	2004 L	2003 L	2002 L	2001 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.213	.328	.316	.273	.189	.413 K	.112
Net realized and unrealized gain (loss)	.060	(.021)	(.257)	.172	.112	.173 K	.238
Total from investment operations	.273	.307	.059	.445	.301	.586	.350
Distributions from net investment income	(.213)	(.327)	(.329)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.213)	(.327)	(.389)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.02	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	2.50%	2.85%	.52%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of fee waivers, if any	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Expenses net of all reductions	1.58% A	1.57% A	1.64%	1.68%	1.64%	1.64%	1.60%
Net investment income	3.90% A	3.61% A	2.82%	2.42%	1.68%	3.75% K	4.87%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 41	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate G	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Income from Investment Operations
Net investment income D	.276	.432	.438	.390	.306	.526 I	.654
Net realized and unrealized gain (loss)	.059	(.023)	(.257)	.183	.102	.170 I	.619
Total from investment operations	.335	.409	.181	.573	.408	.696	1.273
Distributions from net investment income	(.275)	(.429)	(.451)	(.393)	(.298)	(.556)	(.673)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.275)	(.429)	(.511)	(.543)	(.378)	(.556)	(.673)
Net asset value, end of period	$ 11.05	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Total Return B, C	3.07%	3.80%	1.61%	5.21%	3.68%	6.47%	12.44%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Expenses net of all reductions	.45% A	.45% A	.55%	.62%	.60%	.63%	.66%
Net investment income	5.04% A	4.73% A	3.91%	3.48%	2.72%	4.76% I	6.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,591	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208	$ 430
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Income from Investment Operations
Net investment income D	.271	.424	.432	.387	.302	.513 I	.644
Net realized and unrealized gain (loss)	.059	(.011)	(.266)	.182	.112	.171 I	.610
Total from investment operations	.330	.413	.166	.569	.414	.684	1.254
Distributions from net investment income	(.270)	(.423)	(.446)	(.389)	(.294)	(.544)	(.664)
Distributions from net realized gain	-	-	(.060)	(.150)	(.080)	-	-
Total distributions	(.270)	(.423)	(.506)	(.539)	(.374)	(.544)	(.664)
Net asset value, end of period	$ 11.03	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Total Return B, C	3.04%	3.85%	1.48%	5.19%	3.75%	6.36%	12.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.76%
Expenses net of fee waivers, if any	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Expenses net of all reductions	.53% A	.52% A	.60%	.66%	.63%	.75%	.75%
Net investment income	4.96% A	4.66% A	3.87%	3.45%	2.69%	4.65% I	5.95%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 14	$ 16	$ 13	$ 16	$ 12	$ 7
Portfolio turnover rate F	438% A	232% A	183%	204%	356%	231%	194%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,304
Unrealized depreciation	(11,358)
Net unrealized appreciation (depreciation)	$ 946
Cost for federal income tax purposes	$ 2,491,595

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $467,402 and $286,584, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 40	$ 1
Class T	.00%	.25%	107	1
Class B	.65%	.25%	313	227
Class C	.75%	.25%	150	19
			$ 610	$ 248

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	89
Class C*	1
$ 97

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.24
Class T	93.22
Class B	87.25
Class C	34.23
Fidelity Mortgage Securities Fund	800.10
Institutional Class	10.18
	$ 1,087

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Fidelity Mortgage Securities Fund	3
$ 4

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 1,241	$ 1,927	$ 2,029
Class T	1,980	3,883	4,745
Class B	1,373	2,632	3,543
Class C	579	1,063	1,456
Fidelity Mortgage Securities Fund	39,901	65,925	70,651
Institutional Class	289	614	610
Total	$ 45,363	$ 76,044	$ 83,034
From net realized gain
Class A	$ -	$ -	$ 287
Class T	-	-	691
Class B	-	-	700
Class C	-	-	301
Fidelity Mortgage Securities Fund	-	-	8,396
Institutional Class	-	-	75
Total	$ -	$ -	$ 10,450

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	713	1,839	1,644
Reinvestment of distributions	97	152	179
Shares redeemed	(1,075)	(1,692)	(2,106)
Net increase (decrease)	(265)	299	(283)
Class T
Shares sold	634	1,518	3,841
Reinvestment of distributions	169	334	458
Shares redeemed	(1,381)	(5,186)	(4,417)
Net increase (decrease)	(578)	(3,334)	(118)
Class B
Shares sold	80	180	374
Reinvestment of distributions	102	194	308
Shares redeemed	(1,022)	(2,788)	(3,340)
Net increase (decrease)	(840)	(2,414)	(2,658)
Class C
Shares sold	138	272	501
Reinvestment of distributions	41	76	124
Shares redeemed	(485)	(1,211)	(2,018)
Net increase (decrease)	(306)	(863)	(1,393)
Fidelity Mortgage Securities Fund
Shares sold	14,135	19,669	60,281
Reinvestment of distributions	3,353	5,589	6,543
Shares redeemed	(20,184)	(42,873)	(37,075)
Net increase (decrease)	(2,696)	(17,615)	29,749
Institutional Class
Shares sold	224	703	733
Reinvestment of distributions	19	43	44
Shares redeemed	(476)	(935)	(476)
Net increase (decrease)	(233)	(189)	301

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 7,856	$ 20,110	$ 18,382
Reinvestment of distributions	1,066	1,656	2,002
Shares redeemed	(11,856)	(18,454)	(23,537)
Net increase (decrease)	$ (2,934)	$ 3,312	$ (3,153)
Class T
Shares sold	$ 7,000	$ 16,612	$ 43,073
Reinvestment of distributions	1,871	3,658	5,128
Shares redeemed	(15,245)	(56,617)	(49,428)
Net increase (decrease)	$ (6,374)	$ (36,347)	$ (1,227)
Class B
Shares sold	$ 891	$ 1,960	$ 4,184
Reinvestment of distributions	1,121	2,120	3,440
Shares redeemed	(11,258)	(30,466)	(37,334)
Net increase (decrease)	$ (9,246)	$ (26,386)	$ (29,710)
Class C
Shares sold	$ 1,514	$ 2,962	$ 5,615
Reinvestment of distributions	455	831	1,386
Shares redeemed	(5,338)	(13,216)	(22,545)
Net increase (decrease)	$ (3,369)	$ (9,423)	$ (15,544)
Fidelity Mortgage Securities Fund
Shares sold	$ 156,124	$ 215,483	$ 676,321
Reinvestment of distributions	37,070	61,180	73,241
Shares redeemed	(223,023)	(469,651)	(414,945)
Net increase (decrease)	$ (29,829)	$ (192,988)	$ 334,617
Institutional Class
Shares sold	$ 2,473	$ 7,639	$ 8,212
Reinvestment of distributions	210	474	496
Shares redeemed	(5,241)	(10,156)	(5,316)
Net increase (decrease)	$ (2,558)	$ (2,043)	$ 3,392

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,024.80	$ 3.92
Hypothetical A	$ 1,000.00	$ 1,020.93	$ 3.91
Class T
Actual	$ 1,000.00	$ 1,024.90	$ 3.77
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,020.90	$ 7.77
Hypothetical A	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 7.92
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Institutional Class
Actual	$ 1,000.00	$ 1,025.90	$ 2.81
Hypothetical A	$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.75%
Class B	1.55%
Class C	1.58%
Institutional Class	.56%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 32.5%	U.S. Government and U.S. Government Agency Obligations 33.0%
AAA 25.4%	AAA 23.0%
AA 6.2%	AA 5.2%
A 9.8%	A 11.3%
BBB 22.4%	BBB 21.0%
BB and Below 1.3%	BB and Below 0.9%
Not Rated 1.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2007
6 months ago
Years	2.7	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	1.7	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 26.6%		Corporate Bonds 23.7%
	U.S. Government and U.S. Government Agency Obligations 32.5%		U.S. Government and U.S. Government Agency Obligations 33.0%
	Asset-Backed Securities 23.3%		Asset-Backed Securities 22.4%
	CMOs and Other Mortgage Related Securities 16.7%		CMOs and Other Mortgage Related Securities 16.6%
	Other Investments 0.1%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	8.2%	** Foreign investments	8.1%
* Futures and Swaps	15.6%	** Futures and Swaps	15.5%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 3,300,000	$ 3,333,818
5.75% 9/8/11	2,700,000	2,737,355
5.79% 3/13/09 (e)	2,650,000	2,658,832
		8,730,005
Household Durables - 0.4%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,610,619
Media - 1.8%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,164,925
Continental Cablevision, Inc. 9% 9/1/08	5,265,000	5,544,656
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,582,766
6.4% 8/1/08	795,000	803,913
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,507,449
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,460,318
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,219,065
Univision Communications, Inc.:
3.5% 10/15/07	535,000	524,969
3.875% 10/15/08	2,600,000	2,512,250
Viacom, Inc. 5.75% 4/30/11	860,000	874,061
		24,194,372
TOTAL CONSUMER DISCRETIONARY		37,534,996
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	1,515,000	1,541,922
Kraft Foods, Inc. 4% 10/1/08	1,630,000	1,601,304
		3,143,226
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,010,990
TOTAL CONSUMER STAPLES		5,154,216
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,330,669
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 3.25% 5/1/08	3,900,000	3,811,774
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	$ 1,865,000	$ 1,839,757
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	1,840,656	1,814,611
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,011,767
7.5% 10/1/09	3,375,000	3,553,284
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,752,237
4.625% 10/15/09	3,070,000	3,029,878
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,400,000	1,398,838
6.3% 2/1/09	1,640,000	1,671,413
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,535,000	4,562,210
9.125% 10/13/10	2,250,000	2,508,750
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	1,178,333	1,164,688
4.633% 6/15/10 (a)	707,778	699,582
		30,818,789
TOTAL ENERGY		32,149,458
FINANCIALS - 7.8%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,701,207
4.25% 9/4/12 (e)	1,285,000	1,279,800
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	968,193
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (e)	1,375,000	1,394,086
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	195,000	191,008
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,377,992
		7,912,286
Commercial Banks - 0.9%
Bank One Corp. 6% 8/1/08	975,000	986,375
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	965,000
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,632,673
4.75% 7/20/09	1,500,000	1,491,816
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 8.6% 5/19/10	$ 1,260,000	$ 1,390,545
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,359,395
		11,825,804
Consumer Finance - 1.1%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,110,198
Household Finance Corp.:
4.125% 12/15/08	705,000	694,608
4.75% 5/15/09	1,563,000	1,555,670
6.4% 6/17/08	2,780,000	2,823,182
HSBC Finance Corp. 4.125% 3/11/08	3,435,000	3,397,600
MBNA Capital I 8.278% 12/1/26	1,200,000	1,249,668
Nelnet, Inc. 7.4% 9/29/36 (e)	3,710,000	3,851,370
		14,682,296
Diversified Financial Services - 0.6%
Bank of America Corp. 7.4% 1/15/11	275,000	297,673
Iberbond 2004 PLC 4.826% 12/24/17 (h)	2,799,796	2,718,995
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (e)	370,000	370,914
ILFC E-Capital Trust I 5.9% 12/21/65 (a)(e)	1,755,000	1,780,737
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,095,811
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,001,575
		7,265,705
Insurance - 0.7%
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	2,070,000	2,149,271
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,991,512
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,900,655
5.75% 3/15/07	1,070,000	1,070,167
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	520,702
		9,632,307
Real Estate Investment Trusts - 2.8%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,283,876
AvalonBay Communities, Inc. 5% 8/1/07	915,000	913,416
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,030,924
5.625% 12/15/10	1,845,000	1,870,417
BRE Properties, Inc. 7.2% 6/15/07	2,025,000	2,034,351
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,356,344
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.875% 6/1/07	$ 580,000	$ 580,495
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,311,050
7% 7/14/07	1,260,000	1,266,810
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,809,401
5% 5/3/10	1,310,000	1,301,142
7% 3/19/07	2,095,000	2,096,299
Duke Realty LP:
5.25% 1/15/10	615,000	615,352
5.625% 8/15/11	915,000	931,770
iStar Financial, Inc. 5.7% 9/15/09 (a)(e)	3,120,000	3,123,214
JDN Realty Corp. 6.95% 8/1/07	855,000	856,908
Mack-Cali Realty LP 7.25% 3/15/09	520,000	539,302
ProLogis Trust 7.1% 4/15/08	1,715,000	1,738,828
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,112,372
4.875% 8/15/10	3,260,000	3,235,586
5.6% 9/1/11	1,775,000	1,808,771
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,388,223
		37,204,851
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,475,966
Realogy Corp. 6.15% 10/15/11 (a)	980,000	1,014,026
		2,489,992
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 5.625% 5/15/07	745,000	745,212
Independence Community Bank Corp. 3.5% 6/20/13 (e)	860,000	840,932
Residential Capital Corp.:
6.4603% 4/17/09 (e)	1,270,000	1,274,561
6.7388% 6/29/07 (e)	3,960,000	3,969,425
7.19% 4/17/09 (a)(e)	2,265,000	2,250,844
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,678,441
		11,759,415
TOTAL FINANCIALS		102,772,656
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 2,230,000	$ 2,179,181
4.125% 8/15/09	675,000	660,454
		2,839,635
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	2,600,000	2,563,457
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,929,749
Airlines - 1.1%
America West Airlines pass thru certificates 7.33% 7/2/08	1,600,479	1,620,485
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	417,875	422,054
6.978% 10/1/12	82,482	83,926
7.024% 4/15/11	2,000,000	2,074,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,025,038
7.056% 3/15/11	355,000	364,763
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,122,046	1,130,462
6.201% 3/1/10	909,690	918,787
6.602% 9/1/13	2,186,631	2,208,498
7.186% 10/1/12	1,675,865	1,704,154
		14,552,167
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,228,288
5.625% 1/15/12	3,030,000	3,074,023
		4,302,311
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	2,880,000	2,921,890
TOTAL INDUSTRIALS		28,269,574
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	$ 6,000,000	$ 5,975,190
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	880,650
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,439,300
TOTAL MATERIALS		2,319,950
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,789,032
AT&T Corp. 6% 3/15/09	3,720,000	3,781,938
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,739,014
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,028,916
Sprint Capital Corp. 7.625% 1/30/11	4,000,000	4,314,376
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,614,514
4% 1/15/10	3,450,000	3,329,533
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,138,155
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,214,957
4.75% 1/27/10	3,355,000	3,313,968
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,239,492
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,145,399
7.25% 12/1/10	4,205,000	4,502,272
		45,151,566
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,843,038
Vodafone Group PLC 5.5% 6/15/11	4,000,000	4,043,012
		7,886,050
TOTAL TELECOMMUNICATION SERVICES		53,037,616
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,675,972
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 992,986
Entergy Corp. 7.75% 12/15/09 (a)	2,500,000	2,625,000
Exelon Corp. 4.45% 6/15/10	3,750,000	3,652,331
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,082,466
5.5% 8/15/07	3,995,000	3,997,597
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,332,259
TXU Energy Co. LLC 6.125% 3/15/08	935,000	940,891
		19,299,502
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	848,433
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,105,127
6.35% 4/1/07	3,025,000	3,027,344
TXU Corp. 4.8% 11/15/09	1,500,000	1,470,000
		7,602,471
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.125% 2/15/08	2,610,000	2,583,595
6.3% 9/30/66 (e)	885,000	901,642
DTE Energy Co. 5.63% 8/16/07	2,965,000	2,969,068
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	705,000	702,584
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,574,621
Sempra Energy:
4.621% 5/17/07	2,495,000	2,491,420
4.75% 5/15/09	1,055,000	1,046,187
		14,269,117
TOTAL UTILITIES		42,019,523
TOTAL NONCONVERTIBLE BONDS (Cost $311,744,416)		312,072,814
U.S. Government and Government Agency Obligations - 15.5%

U.S. Government Agency Obligations - 6.8%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,953,903
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 2/15/09	$ 13,000,000	$ 12,616,474
Freddie Mac:
2.7% 3/16/07	14,000,000	13,984,600
3.875% 6/15/08	29,673,000	29,290,011
5.125% 4/18/11	27,000,000	27,310,905
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		89,155,893
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 (c)	11,688,990	12,088,229
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds 12% 8/15/13 (d)	10,526,000	11,599,157
U.S. Treasury Notes:
3.375% 2/15/08	24,700,000	24,345,901
4.875% 10/31/08	12,165,000	12,197,310
4.875% 1/31/09 (b)	54,735,000	54,954,453
TOTAL U.S. TREASURY OBLIGATIONS		103,096,821
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $204,779,152)		204,340,943
U.S. Government Agency - Mortgage Securities - 10.9%

Fannie Mae - 8.5%
3.735% 10/1/33 (e)	160,406	158,211
3.75% 1/1/34 (e)	143,777	141,632
3.759% 10/1/33 (e)	154,791	152,788
3.787% 6/1/34 (e)	756,789	742,501
3.803% 6/1/33 (e)	127,961	127,454
3.813% 10/1/33 (e)	1,821,255	1,799,680
3.824% 4/1/33 (e)	445,210	443,965
3.85% 10/1/33 (e)	3,824,138	3,784,581
3.876% 6/1/33 (e)	615,196	612,155
3.917% 6/1/34 (e)	1,091,020	1,073,264
3.943% 5/1/33 (e)	55,389	54,829
3.986% 2/1/35 (e)	127,121	126,467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.998% 10/1/18 (e)	$ 110,991	$ 109,907
4.014% 1/1/35 (e)	63,177	63,513
4.05% 2/1/35 (e)	132,581	132,146
4.065% 4/1/33 (e)	52,662	52,492
4.07% 2/1/35 (e)	85,017	85,245
4.076% 2/1/35 (e)	227,468	226,148
4.079% 2/1/35 (e)	80,829	80,471
4.102% 1/1/35 (e)	254,468	253,701
4.116% 2/1/35 (e)	306,492	305,830
4.126% 2/1/35 (e)	222,408	223,481
4.132% 7/1/34 (e)	721,408	711,657
4.137% 1/1/35 (e)	457,453	455,920
4.175% 1/1/35 (e)	345,753	340,012
4.25% 1/1/34 (e)	225,711	223,753
4.25% 2/1/34 (e)	187,539	185,871
4.25% 2/1/35 (e)	163,971	161,442
4.279% 3/1/35 (e)	143,190	142,981
4.281% 10/1/33 (e)	65,723	65,281
4.283% 8/1/33 (e)	297,916	296,487
4.292% 3/1/33 (e)	173,645	173,738
4.297% 1/1/34 (e)	196,222	194,667
4.3% 11/1/34 (e)	1,193,718	1,179,488
4.303% 1/1/34 (e)	1,063,673	1,054,962
4.307% 3/1/33 (e)	84,756	83,396
4.309% 3/1/35 (e)	338,175	336,995
4.317% 6/1/33 (e)	87,800	87,808
4.345% 5/1/35 (e)	177,200	176,279
4.347% 1/1/35 (e)	176,718	174,349
4.355% 4/1/35 (e)	80,818	80,272
4.364% 2/1/34 (e)	340,928	338,547
4.397% 10/1/34 (e)	819,458	811,138
4.398% 10/1/34 (e)	1,538,351	1,538,929
4.402% 2/1/35 (e)	250,701	247,311
4.416% 5/1/35 (e)	440,137	439,404
4.421% 5/1/35 (e)	118,301	117,558
4.429% 3/1/35 (e)	229,694	226,679
4.448% 8/1/34 (e)	472,907	469,952
4.481% 2/1/35 (e)	130,090	129,717
4.507% 2/1/35 (e)	902,995	904,081
4.512% 7/1/35 (e)	394,363	392,861
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.515% 10/1/35 (e)	$ 88,418	$ 88,055
4.526% 1/1/35 (e)	191,010	190,601
4.527% 8/1/35 (e)	365,483	364,018
4.531% 2/1/35 (e)	87,261	87,609
4.536% 7/1/35 (e)	529,483	527,544
4.546% 6/1/35 (e)	486,371	483,235
4.578% 2/1/35 (e)	674,300	667,845
4.587% 2/1/35 (e)	659,284	655,534
4.648% 3/1/35 (e)	1,118,475	1,118,432
4.687% 3/1/35 (e)	62,570	62,579
4.699% 6/1/35 (e)	1,222,982	1,220,413
4.715% 10/1/34 (e)	535,408	532,721
4.727% 7/1/34 (e)	454,465	452,826
4.746% 5/1/33 (e)	8,992	9,040
4.782% 12/1/34 (e)	145,077	144,301
4.809% 8/1/34 (e)	136,778	137,325
4.81% 2/1/33 (e)	220,065	221,026
4.813% 11/1/34 (e)	437,298	435,453
4.821% 10/1/35 (e)	610,650	610,626
4.838% 10/1/35 (e)	400,842	399,162
4.847% 1/1/35 (e)	2,838,908	2,828,455
4.865% 7/1/34 (e)	654,829	653,514
4.896% 10/1/35 (e)	322,887	323,111
4.931% 2/1/35 (e)	1,531,062	1,526,972
4.95% 8/1/34 (e)	1,429,280	1,428,676
4.976% 4/1/35 (e)	418,504	419,308
4.985% 11/1/35 (e)	9,025,526	9,001,328
4.988% 2/1/35 (e)	49,651	49,542
5% 3/1/18 to 6/1/18	2,886,718	2,851,666
5% 9/1/34 (e)	2,030,050	2,030,249
5.064% 7/1/34 (e)	66,286	66,282
5.07% 1/1/34 (e)	133,014	133,470
5.07% 5/1/35 (e)	883,720	885,566
5.088% 9/1/34 (e)	158,530	158,690
5.097% 5/1/35 (e)	435,496	436,815
5.135% 1/1/36 (e)	1,273,631	1,276,238
5.155% 9/1/35 (e)	3,953,052	3,957,416
5.163% 9/1/35 (e)	2,520,761	2,524,121
5.168% 5/1/35 (e)	571,838	571,857
5.172% 8/1/33 (e)	206,173	206,938
5.176% 3/1/35 (e)	84,915	84,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.178% 6/1/35 (e)	$ 641,342	$ 642,883
5.266% 11/1/36 (e)	555,962	558,568
5.285% 7/1/35 (e)	76,331	76,579
5.322% 2/1/36 (e)	1,699,395	1,704,486
5.327% 12/1/34 (e)	223,196	224,112
5.401% 2/1/36 (e)	211,758	212,743
5.407% 11/1/35 (e)	733,771	737,429
5.5% 7/1/13 to 9/1/24	12,995,059	13,032,396
5.502% 5/1/36 (e)	918,938	925,373
5.537% 11/1/36 (e)	1,144,540	1,152,364
5.827% 1/1/36 (e)	1,166,259	1,177,491
5.837% 3/1/36 (e)	1,722,644	1,742,915
5.947% 4/1/36 (e)	989,807	1,004,563
6% 4/1/24	4,302,377	4,350,619
6.076% 4/1/36 (e)	288,041	292,916
6.19% 4/1/36 (e)	658,825	670,105
6.5% 2/1/08 to 3/1/35	9,336,446	9,564,839
6.632% 9/1/36 (e)	2,338,772	2,382,191
6.742% 9/1/36 (e)	8,663,896	8,821,588
7% 3/1/08 to 6/1/32	940,828	965,469
7.5% 5/1/12 to 10/1/14	68,244	71,323
11.5% 11/1/15	45,888	49,147
TOTAL FANNIE MAE		112,675,614
Freddie Mac - 2.2%
4.078% 1/1/35 (e)	615,312	610,553
4.278% 3/1/35 (e)	195,682	194,518
4.279% 5/1/35 (e)	332,897	330,565
4.297% 12/1/34 (e)	246,667	242,480
4.321% 2/1/35 (e)	433,076	431,419
4.38% 2/1/35 (e)	237,668	233,781
4.406% 8/1/35 (e)	3,814,195	3,786,889
4.422% 6/1/35 (e)	318,570	316,324
4.426% 2/1/34 (e)	187,158	185,436
4.431% 3/1/35 (e)	233,078	229,194
4.452% 3/1/35 (e)	240,909	237,291
4.544% 2/1/35 (e)	397,503	391,998
4.772% 3/1/33 (e)	78,312	79,163
4.909% 11/1/35 (e)	919,708	917,922
4.929% 9/1/35 (e)	888,083	882,339
4.994% 4/1/35 (e)	1,029,087	1,028,696
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.15% 8/1/36 (e)	$ 713,736	$ 715,120
5.212% 1/1/36 (e)	904,817	905,428
5.291% 6/1/35 (e)	657,279	657,046
5.5% 7/1/23 to 4/1/24	3,901,993	3,886,883
5.569% 12/1/35 (e)	1,421,900	1,432,683
5.899% 6/1/35 (e)	415,098	419,057
6.773% 9/1/36 (e)	1,757,695	1,797,920
6.778% 9/1/36 (e)	8,077,488	8,254,975
8.5% 5/1/26 to 7/1/28	173,075	187,573
12% 11/1/19	12,970	14,501
TOTAL FREDDIE MAC		28,369,754
Government National Mortgage Association - 0.2%
3.75% 1/20/34 (e)	940,146	936,037
4.25% 7/20/34 (e)	610,411	604,962
7% 1/15/25 to 6/15/32	840,778	875,837
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,416,836
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,621,133)		143,462,204
Asset-Backed Securities - 19.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	749,300	724,028
Series 2004-2 Class A2, 5.62% 7/25/34 (e)	717,216	719,618
Series 2004-4 Class A2D, 5.67% 1/25/35 (e)	244,993	245,819
ACE Securities Corp. Series 2003-HE1:
Class M1, 5.97% 11/25/33 (e)	405,273	405,925
Class M2, 7.02% 11/25/33 (e)	269,934	271,050
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	2,000,000	1,974,249
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(e)	1,424,222	1,427,512
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	43,785	43,749
Class C, 4.22% 7/6/09	155,000	154,084
Class D, 5.07% 7/6/10	1,105,000	1,100,771
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	619,968
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2005-1 Class D, 5.04% 5/6/11	$ 2,500,000	$ 2,490,642
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,877,932
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,154,104
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,119,565
Series 2006-RM Class A1, 5.37% 10/6/09	3,000,000	3,002,805
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (e)	1,370,000	1,375,733
Series 2004-R11 Class M1, 5.98% 11/25/34 (e)	2,040,000	2,048,567
Series 2004-R9 Class M2, 5.97% 10/25/34 (e)	1,515,000	1,523,498
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (e)	138,189	138,592
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	4,100,000	4,052,709
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.4442% 9/25/33 (e)	3,100,000	3,132,584
Series 2003-W7:
Class A2, 5.71% 3/1/34 (e)	76,477	76,702
Class M1, 6.01% 3/1/34 (e)	2,500,000	2,513,300
Series 2003-W9 Class M1, 6.01% 3/25/34 (e)	1,544,402	1,551,445
Series 2004-W5 Class M1, 5.92% 4/25/34 (e)	830,000	831,510
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (e)	3,530,000	3,529,294
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (e)	485,000	490,653
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.44% 6/25/34 (e)	700,000	704,903
Series 2004-HE6 Class A2, 5.68% 6/25/34 (e)	906,785	909,166
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (e)	1,830,000	1,839,484
Class M2, 5.82% 3/25/35 (e)	460,000	463,080
Series 2005-HE3 Class A4, 5.52% 4/25/35 (e)	1,150,366	1,150,637
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (e)	969,507	970,582
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (e)	827,671	827,934
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (e)	588,889	589,249
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (e)	794,000	797,671
Class M3, 6.37% 9/25/34 (e)	540,000	547,840
Class M4, 6.52% 9/25/34 (e)	460,000	458,192
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc.: - continued
Series 2004-HE8 Class M1, 5.97% 9/25/34 (e)	$ 1,800,000	$ 1,802,898
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,026,285
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (e)	1,240,000	1,245,410
Series 2006-1 Class B, 5.26% 10/15/10	500,000	500,677
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	215,000	216,016
Class C, 5.77% 5/20/10 (a)	205,000	207,001
Class D, 6.15% 4/20/11 (a)	345,000	350,062
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	1,430,000	1,418,852
Class D, 4.8% 9/15/12	1,220,000	1,212,698
Series 2006-B Class A3A, 5.45% 2/15/11	2,500,000	2,509,713
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (e)	1,700,000	1,704,997
Series 2001-6 Class C, 6.7% 6/15/11 (a)	3,200,000	3,261,625
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,828,998
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(e)	645,000	646,008
Class B, 6.07% 7/20/39 (a)(e)	340,000	342,749
Class C, 6.42% 7/20/39 (a)(e)	435,000	438,110
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	7,004,164
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,081,158
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(e)	185,000	159,447
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,718,901
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (e)	653,989	654,323
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (e)	2,150,000	2,161,778
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (e)	3,305,000	3,321,313
Series 2006-C3 Class C3, 5.55% 6/15/11 (e)	2,905,000	2,906,160
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,870,313
Class B, 5.23% 2/20/13	712,502	712,684
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT1:
Class D, 5.48% 2/20/13	$ 793,406	$ 794,118
Series 2006-VT2 Class A3, 5.07% 2/20/10	3,340,000	3,341,562
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 6.46% 4/7/10 (e)	2,600,000	2,626,901
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A, 5.73% 12/25/33 (a)(e)	968,587	970,101
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	830,000	812,718
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (g)	5,690,000	788,376
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.3165% 9/25/32 (e)	505,426	505,975
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (e)	111,698	111,834
Class M1, 5.82% 5/25/34 (e)	1,075,000	1,078,415
Series 2004-3 Class 3A4, 5.57% 8/25/34 (e)	424,807	425,605
Series 2004-4:
Class A, 5.69% 8/25/34 (e)	88,620	88,742
Class M2, 5.85% 6/25/34 (e)	920,000	923,326
CPS Auto Receivables Trust Series 2006-B Class A3, 5.73% 6/15/16 (a)	1,244,997	1,255,891
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (e)	1,241,413	1,241,859
Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,570,009	1,549,725
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (a)	974,000	969,345
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (e)	1,775,000	1,782,982
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (a)	1,084,643	1,103,257
Class E, 6.971% 3/8/10 (a)	865,000	897,220
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (a)	298,836	298,163
Series 2005-3 Class A3, 4.99% 10/15/10 (a)	2,553,929	2,547,126
Series 2006-2 Class A3, 5.33% 4/15/14 (a)	2,355,000	2,372,891
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (a)	1,625,000	1,627,641
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.9413% 5/28/35 (e)	221,177	221,211
Class AB3, 6.0993% 5/28/35 (e)	62,502	62,639
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (e)	$ 1,240,000	$ 1,240,255
Class M1, 5.63% 7/25/36 (e)	2,480,000	2,478,355
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	1,220,000	1,217,191
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,040,274
Class B, 3.88% 1/15/10	590,000	580,663
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,062,686
Series 2006-C Class B, 5.3% 6/15/12	750,000	753,813
Franklin Auto Trust Series 2006-1 Class A3, 5.21% 1/20/11	1,600,000	1,599,024
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (e)	93,578	93,602
Class M2, 5.82% 2/25/34 (e)	150,000	150,124
Series 2004-C Class M1, 5.97% 8/25/34 (e)	1,120,000	1,126,724
Series 2004-D:
Class M4, 6.27% 11/25/34 (e)	295,000	296,651
Class M5, 6.32% 11/25/34 (e)	245,000	246,336
Series 2005-A Class 2A2, 5.56% 2/25/35 (e)	3,085	3,085
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,334,850	1,327,654
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (a)(g)	59,141,652	657,064
Series 2005-2 Class IO, 0.5242% 9/15/17 (a)(g)	111,204,734	987,643
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (e)	482,470	482,414
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (e)	4,389	4,451
Series 2003-HE2 Class M1, 5.97% 8/25/33 (e)	650,000	651,485
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	1,359,289	1,358,832
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(e)	2,506,416	2,506,416
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(e)	700,000	698,768
Class C, 5.87% 9/25/46 (a)(e)	1,750,000	1,746,658
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(e)	4,400,000	4,405,137
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (e)	5,664	5,756
Series 2003-3 Class A4, 5.78% 2/25/33 (e)	493	493
Series 2003-5 Class A2, 5.67% 12/25/33 (e)	39,981	40,027
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-7 Class A2, 5.7% 3/25/34 (e)	$ 4,243	$ 4,249
Series 2003-8 Class M1, 6.04% 4/25/34 (e)	624,684	626,658
Series 2004-1 Class M2, 6.52% 6/25/34 (e)	655,000	660,239
Series 2004-3:
Class M1, 5.89% 8/25/34 (e)	353,007	353,854
Class M2, 6.52% 8/25/34 (e)	465,000	468,899
Series 2004-6 Class A2, 5.67% 12/25/34 (e)	305,302	305,579
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,153,661
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.87% 1/18/11 (e)	1,000,000	1,000,168
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	2,100,000	2,110,229
Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,557,482
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	298,111	298,540
Class M2, 5.81% 1/20/35 (e)	223,583	224,350
Series 2005-3 Class A1, 5.58% 1/20/35 (e)	1,847,864	1,849,531
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,099,144
Class C, 4.22% 2/15/12	185,000	182,896
Series 2006-B Class C, 5.25% 5/15/13	620,000	622,139
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	3,260,000	3,271,973
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (a)	490,000	490,774
Class C, 5.61% 12/15/14 (a)	1,735,000	1,738,314
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(e)	981,212	980,856
Long Beach Auto Receivables Trust Series 2006-B Class A3, 5.17% 8/15/11	1,080,000	1,082,279
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (a)	932,846	930,259
Series 2006-1A:
Class B, 5.827% 4/20/28 (a)	231,250	234,176
Class C, 6.125% 4/20/28 (a)	231,250	234,521
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 5.7% 10/15/09 (e)	3,600,000	3,602,404
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.69% 9/15/10 (e)	$ 1,500,000	$ 1,504,588
Series 2000-L Class B, 5.82% 4/15/10 (e)	650,000	651,605
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (e)	400,821	403,394
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (e)	1,145,000	1,149,805
Series 2004-FM1 Class M2, 6.47% 1/25/35 (e)	241,403	242,162
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (e)	421,635	422,725
Series 2004-NC6 Class A2, 5.66% 7/25/34 (e)	33,487	33,496
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.925% 10/25/31 (e)	20,053	20,777
Series 2002-AM3 Class A3, 5.81% 2/25/33 (e)	79,980	80,029
Series 2002-HE2 Class M1, 6.82% 8/25/32 (e)	971,754	972,250
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(e)	616,912	617,343
Series 2003-NC1 Class M1, 6.895% 11/25/32 (e)	500,739	501,242
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	1,725,000	409,067
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,885,000	723,312
Series 2005-2 Class AIO, 7.73% 3/25/12 (g)	1,265,000	273,531
Series 2005-3W Class AIO1, 4.8% 7/25/12 (g)	4,090,000	608,510
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	900,000	157,997
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	4,020,000	1,166,644
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,148,652
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	1,000,000	992,500
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	2,752,619	2,746,320
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,191,493
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,682,740
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	392,961	391,188
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (e)	1,135,573	1,135,706
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (e)	1,905,000	1,920,210
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (e)	640,000	640,496
Class M2, 6% 9/25/34 (e)	380,000	383,002
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M3, 6.57% 9/25/34 (e)	$ 730,000	$ 736,644
Class M4, 6.77% 9/25/34 (e)	1,000,000	1,009,620
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (e)	95,277	95,307
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (e)	372,564	373,517
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	680,000	680,533
Class C, 5.77% 5/25/10 (a)	630,000	630,840
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	320,777	314,716
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (e)	2,600,000	2,630,636
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (e)	532,695	532,793
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.9% 8/25/35 (e)	980,000	980,913
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.57% 2/25/34 (e)	75,980	75,988
Class M1, 5.84% 2/25/34 (e)	610,000	612,057
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (a)	1,392,344	1,407,904
Class A2, 5.47% 5/20/18 (a)(e)	3,928,160	3,928,144
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.56% 6/15/21 (e)	1,800,000	1,809,208
Series 2004-A:
Class B, 5.94% 6/15/33 (e)	400,000	405,588
Class C, 6.31% 6/15/33 (e)	1,020,000	1,031,802
Series 2004-B Class C, 6.23% 9/15/33 (e)	1,900,000	1,911,742
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,478,725
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (e)	2,001,991	2,003,061
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(e)	2,520,000	2,520,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (e)	1,405,000	1,418,522
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (e)	83,246	83,607
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,598,133
Wachovia Auto Loan Owner Trust Series 2006-1 Class D, 5.42% 4/21/14 (a)	3,615,000	3,631,445
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	3,960,000	3,972,644
Class D, 5.54% 12/20/12 (a)	2,245,000	2,263,437
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	$ 5,000,000	$ 4,948,620
Class D, 4.07% 2/17/12	461,194	457,326
Series 2004-4 Class D, 3.58% 5/17/12	397,670	392,915
Series 2005-1 Class D, 4.09% 8/15/12	353,081	349,554
Series 2005-3 Class C, 4.54% 5/17/13	850,000	842,077
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(e)	3,095,411	3,095,411
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,160,724	1,154,340
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	600,546	596,596
TOTAL ASSET-BACKED SECURITIES (Cost $255,335,546)		255,545,013
Collateralized Mortgage Obligations - 10.7%

Private Sponsor - 5.6%
Banc of America Mortgage Securities, Inc. Series 2004-J Class 2A1, 4.7806% 11/25/34 (e)	845,575	838,859
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0963% 8/25/35 (e)	2,526,075	2,543,371
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (e)	562,284	563,368
Series 2005-2 Class 1A1, 5.57% 3/25/35 (e)	1,087,514	1,089,233
Series 2005-5 Class 1A1, 5.54% 7/25/35 (e)	914,836	914,461
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	523,250	520,274
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (e)	245,998	246,439
Series 2004-2 Class 7A3, 5.72% 2/25/35 (e)	572,260	574,182
Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	209,869	210,099
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (e)	91,056	91,164
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (e)	147,947	148,064
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (e)	182,630	182,895
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (e)	1,800,000	1,802,813
Series 2005-4:
Class C1, 5.79% 12/20/54 (e)	1,350,000	1,350,158
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2005-4:
Class M2, 5.64% 12/20/54 (e)	$ 1,300,000	$ 1,301,011
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(e)	1,100,000	1,100,000
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	2,575,000	2,576,932
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	869,817	864,437
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (e)	824,727	827,975
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (e)	267,567	267,778
Series 2004-9:
Class M2, 5.97% 1/25/35 (e)	276,215	276,471
Class M3, 6.02% 1/25/35 (e)	204,756	205,218
Class M4, 6.37% 1/25/35 (e)	104,440	104,521
Series 2005-1:
Class M1, 5.78% 4/25/35 (e)	337,592	338,170
Class M2, 5.82% 4/25/35 (e)	582,346	583,287
Class M3, 5.85% 4/25/35 (e)	143,476	143,886
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9527% 11/25/35 (e)	400,000	402,531
Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (e)	3,499,762	3,481,458
Class 7A3, 5.302% 7/25/35 (e)	4,990,000	4,999,980
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(e)	709,675	711,933
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (e)	2,514,380	2,513,136
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	228,377	228,020
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (e)	311,079	311,326
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2335% 8/25/17 (e)	939,157	956,406
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (e)	745,610	749,459
Series 2003-F Class A2, 5.76% 10/25/28 (e)	854,602	855,990
Series 2004-B Class A2, 5.6388% 6/25/29 (e)	1,234,566	1,235,631
Series 2004-C Class A2, 5.67% 7/25/29 (e)	773,624	774,667
Series 2004-D Class A2, 5.78% 9/25/29 (e)	753,738	754,706
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	4,711,409	17,692
Series 2003-G Class XA1, 1% 1/25/29 (g)	3,990,002	22,770
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	$ 3,173,554	$ 21,101
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (e)	777,121	777,860
Class A2, 5.77% 12/25/34 (e)	1,050,552	1,057,633
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	1,873,601	1,877,521
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.0731% 6/10/42 (e)	1,495,000	1,495,125
Class M, 5.6831% 6/10/42 (e)	345,000	344,737
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 6.0031% 6/10/42 (e)	915,000	916,905
Series 3 Class C, 6.1531% 6/10/42 (e)	1,935,000	1,953,695
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	619,405	629,196
Series 2005-AR5 Class 1A1, 4.8295% 9/19/35 (e)	701,388	706,134
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	438,667	423,108
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (a)	1,370,000	1,393,553
Class E, 6.706% 11/15/35 (a)	365,000	365,955
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	4,074,312	15,506
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.715% 9/20/33 (e)	278,140	278,263
Series 2004-2 Class A, 5.655% 3/20/34 (e)	291,624	291,751
Series 2004-3 Class A, 5.67% 5/20/34 (e)	629,958	630,261
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	599,224	599,591
Series 2004-5 Class A3, 5.665% 6/20/34 (e)	618,589	618,912
Series 2004-6 Class A3A, 5.6675% 6/20/35 (e)	470,020	470,978
Series 2004-7 Class A3A, 5.71% 8/20/34 (e)	513,045	513,845
Series 2004-8 Class A2, 5.755% 9/20/34 (e)	679,820	681,006
Series 2005-1 Class A2, 5.6406% 2/20/35 (e)	613,948	615,895
Series 2003-8 Class X1, 0.8% 1/20/34 (e)(g)	18,867,006	36,855
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	4,011,928	8,251
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (e)	571,146	571,202
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(e)	231,412	231,576
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1886% 10/20/35 (e)	320,000	321,757
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 176,030	$ 181,925
Series 2004-RA2 Class 2A, 7% 7/25/33	248,540	252,306
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,476,725	1,436,808
Series 2004-M Class A3, 4.6699% 8/25/34 (e)	1,156,052	1,150,417
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,499,975	4,439,483
Series 2005-AR4 Class 2A2, 4.524% 4/25/35 (e)	7,589,039	7,487,656
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (e)	3,295,000	3,281,093
TOTAL PRIVATE SPONSOR		73,758,631
U.S. Government Agency - 5.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,009,086	1,030,000
Series 1994-30 Class JA, 5% 7/25/23	370,015	369,099
Series 2006-64 Class PA, 5.5% 2/25/30	8,242,844	8,298,636
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	7,537,270	7,644,524
Series 2006-54 Class PE, 6% 2/25/33	2,304,779	2,352,477
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,328,593	1,355,517
Series 2003-23 Class AB, 4% 3/25/17	2,058,325	2,008,211
Series 2003-76 Class BA, 4.5% 3/25/18	3,606,185	3,537,869
Series 2004-3 Class BA, 4% 7/25/17	150,500	146,253
Series 2004-86 Class KC, 4.5% 5/25/19	593,011	581,736
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	95,618	140
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	602,007	619,764
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	237,498	237,961
Series 2535 Class PC, 6% 9/15/32	1,975,000	2,015,387
Series 2625 Class QX, 2.25% 3/15/22	183,660	181,134
Series 2640 Class QG, 2% 4/15/22	230,859	227,044
Series 2660 Class ML, 3.5% 7/15/22	11,270,673	11,114,851
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,971,314
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,164,652
Series 2901 Class UM, 4.5% 1/15/30	4,965,933	4,886,681
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2523 Class JB, 5% 6/15/15	$ 802,511	$ 798,454
Series 2609 Class UJ, 6% 2/15/17	1,441,348	1,468,066
Series 2635 Class DG, 4.5% 1/15/18	4,040,320	3,977,827
Series 2780 Class A, 4% 12/15/14	3,688,269	3,599,652
Series 2786 Class GA, 4% 8/15/17	1,711,038	1,663,263
Series 2970 Class YA, 5% 9/15/18	1,512,895	1,508,073
Series R001 Class AE, 4.375% 4/15/15	2,118,807	2,075,010
Series 1803 Class A, 6% 12/15/08	297,759	298,320
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	298,560	299,955
TOTAL U.S. GOVERNMENT AGENCY		67,431,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,850,107)		141,190,501
Commercial Mortgage Securities - 8.7%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0022% 2/3/11 (a)(e)(g)	15,017,559	510,115
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	21,294	21,375
Series 1997-D5 Class PS1, 1.6789% 2/14/43 (e)(g)	8,814,621	287,112
Banc of America Commercial Mortgage Trust:
Series 2006-5 Class A1, 5.185% 7/10/11	696,659	697,915
Series 2006-6 Class XP, 0.4314% 10/10/45 (e)(g)	34,790,000	795,626
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,910,293
Series 2002-2 Class XP, 1.7692% 7/11/43 (a)(e)(g)	6,552,208	286,195
Series 2004-6 Class XP, 0.5477% 12/10/42 (e)(g)	12,943,755	241,602
Series 2005-4 Class XP, 0.1978% 7/10/45 (e)(g)	17,286,633	160,363
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (a)(e)	235,000	234,999
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2003-BBA2:
Class J, 7.27% 11/15/15 (a)(e)	$ 245,000	$ 244,904
Class K, 7.92% 11/15/15 (a)(e)	220,000	219,779
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(e)	650,000	650,705
Class J, 6.09% 2/9/21 (a)(e)	470,000	470,509
Class K, 6.32% 2/9/21 (a)(e)	1,305,000	1,306,407
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(e)	1,381,181	1,381,356
Class B, 6.28% 7/14/11 (a)(e)	688,752	688,385
Class C, 6.43% 7/14/11 (a)(e)	1,379,342	1,379,516
Class D, 7.061% 7/14/11 (a)(e)	801,662	802,207
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(e)	1,767,514	1,770,276
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(e)	872,973	874,610
Class B, 7.22% 4/25/34 (a)(e)	109,122	109,906
Class M1, 5.88% 4/25/34 (a)(e)	54,561	54,723
Class M2, 6.52% 4/25/34 (a)(e)	54,561	55,038
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(e)	974,256	977,605
Class M1, 5.9% 8/25/34 (a)(e)	314,174	315,646
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(e)	1,093,561	1,096,466
Class A2, 5.74% 1/25/35 (a)(e)	170,869	171,350
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(e)	1,461,372	1,466,396
Class B1, 6.72% 1/25/36 (a)(e)	91,336	91,593
Class M1, 5.77% 1/25/36 (a)(e)	456,679	458,819
Class M2, 5.79% 1/25/36 (a)(e)	182,672	183,528
Class M3, 5.82% 1/25/36 (a)(e)	182,672	183,613
Class M4, 5.93% 1/25/36 (a)(e)	91,336	91,864
Class M5, 5.97% 1/25/36 (a)(e)	91,336	91,864
Class M6, 6.02% 1/25/36 (a)(e)	91,336	91,807
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	9,550,305	486,643
Series 2006-2A Class IO, 0.8495% 7/25/36 (a)(g)	17,029,058	1,387,868
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(e)	532,458	532,458
Class B1, 5.99% 3/25/37 (a)(e)	169,192	169,192
Class B2, 6.47% 3/25/37 (a)(e)	124,406	124,406
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class B3, 8.67% 3/25/37 (a)(e)	$ 348,337	$ 348,337
Class M1, 5.59% 3/25/37 (a)(e)	144,311	144,311
Class M2, 5.61% 3/25/37 (a)(e)	109,477	109,477
Class M3, 5.64% 3/27/37 (a)(e)	94,549	94,549
Class M4, 5.69% 3/25/37 (a)(e)	69,667	69,667
Class M5, 5.74% 3/25/37 (a)(e)	119,430	119,430
Class M6, 5.82% 3/25/37 (a)(e)	164,216	164,216
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	625,000	620,518
Series 2002-TOP8 Class X2, 2.0554% 8/15/38 (a)(e)(g)	6,968,028	433,548
Series 2003-PWR2 Class X2, 0.53% 5/11/39 (a)(e)(g)	18,830,339	344,595
Series 2004-PWR6 Class X2, 0.6424% 11/11/41 (a)(e)(g)	7,562,712	208,204
Series 2005-PWR9 Class X2, 0.3898% 9/11/42 (a)(e)(g)	49,152,296	891,475
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,782,014	2,797,941
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(e)(g)	42,098,029	2,185,810
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (a)	985,000	965,260
Series 2004-C2 Class XP, 0.9464% 10/15/41 (a)(e)(g)	9,228,024	314,910
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4531% 10/15/48 (e)(g)	64,865,000	1,578,451
COMM:
floater Series 2002-FL7:
Class D, 5.89% 11/15/14 (a)(e)	118,857	119,147
Class H, 7.57% 11/15/14 (a)(e)	1,232,000	1,234,595
Series 2004-LBN2 Class X2, 0.9783% 3/10/39 (a)(e)(g)	3,105,566	80,337
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2657% 9/15/30 (e)	3,420,000	3,459,664
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	691,839
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3889% 5/10/43 (e)(g)	18,026,478	231,262
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	49,120,000	1,758,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 2,875,435	$ 2,985,496
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,964,071
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	17,833,897	492,636
Series 2003-C3 Class ASP, 1.7654% 5/15/38 (a)(e)(g)	22,519,015	887,675
Series 2004-C1 Class ASP, 0.8775% 1/15/37 (a)(e)(g)	15,583,964	389,412
Series 2005-C1 Class ASP, 0.3925% 2/15/38 (a)(e)(g)	19,352,736	269,069
Series 2005-C2 Class ASP, 0.5715% 4/15/37 (a)(e)(g)	15,490,446	356,376
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	975,000	991,077
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,765,175	1,877,577
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	1,241,218	1,244,174
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4401% 5/15/33 (a)(e)(g)	10,768,837	341,270
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (a)(e)	1,490,000	1,532,631
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,955,668
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	742,607
Class C, 5.707% 2/15/36	910,000	920,047
GMAC Commercial Mortgage Securities, Inc.:
sequential payer:
Series 1997-C2 Class A3, 6.566% 4/15/29	76,940	77,193
Series 2003-C2 Class A1, 4.576% 5/10/40	4,953,872	4,890,297
Series 2006-C1 Class XP, 4.975% 11/10/45	1,495,057	1,490,119
Series 2004-C3 Class X2, 0.6945% 12/10/41 (e)(g)	12,260,264	265,034
Series 2006-C1 Class XP, 0.1652% 11/10/45 (e)(g)	23,161,271	201,051
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	1,150,000	1,152,785
Series 2003-C2 Class XP, 1.0042% 1/5/36 (a)(e)(g)	20,904,250	568,361
Series 2005-GG3 Class XP, 0.7928% 8/10/42 (a)(e)(g)	55,282,712	1,461,642
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,679,691
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	$ 491,009	$ 508,120
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	1,275,000	1,353,861
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	323,488	330,094
Class B, 7.3% 8/3/15 (a)	505,000	528,771
Class D, 7.97% 8/3/15 (a)	425,000	450,331
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,536,671	1,537,493
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (e)	1,371,969	1,372,000
Series 2002-C3 Class X2, 1.166% 7/12/35 (a)(e)(g)	5,544,885	147,052
Series 2003-CB7 Class X2, 0.7551% 1/12/38 (a)(e)(g)	3,996,716	91,353
Series 2003-LN1 Class X2, 0.6605% 10/15/37 (a)(e)(g)	24,240,862	465,061
Series 2004-C1 Class X2, 0.9921% 1/15/38 (a)(e)(g)	3,685,663	113,117
Series 2004-CB8 Class X2, 1.1185% 1/12/39 (a)(e)(g)	4,864,265	158,200
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,636,948	2,665,735
Series 1999-C1 Class A2, 6.78% 6/15/31	2,628,146	2,694,655
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,429,411
Series 2006-C6 Class A1, 5.23% 9/15/39	820,787	823,987
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	590,000	594,554
Series 2002-C4 Class XCP, 1.3976% 10/15/35 (a)(e)(g)	11,093,503	360,944
Series 2002-C7 Class XCP, 0.8928% 1/15/36 (a)(e)(g)	8,437,751	204,155
Series 2003-C1 Class XCP, 1.3426% 12/15/36 (a)(e)(g)	6,459,319	172,542
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	10,840,783	316,614
Series 2004-C6 Class XCP, 0.6873% 8/15/36 (a)(e)(g)	15,007,405	306,610
Series 2005-C7 Class XCP, 0.2119% 11/15/40 (e)(g)	79,374,060	762,324
Series 2006-C1 Class XCP, 0.352% 2/15/41 (e)(g)	62,000,694	1,060,392
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (e)(g)	28,335,000	941,671
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (e)(g)	11,025,000	283,076
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (a)(e)(g)	$ 12,157,490	$ 269,117
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (a)(e)	1,420,000	1,419,921
Class K1, 7.87% 12/16/14 (a)(e)	730,000	729,817
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5149% 7/12/34 (a)(e)(g)	4,750,221	153,277
Series 2005-GGP1 Class H, 4.374% 11/15/10 (a)	1,240,000	1,228,079
Series 2005-MCP1 Class XP, 0.5737% 6/12/43 (e)(g)	15,013,525	390,047
Series 2005-MKB2 Class XP, 0.2805% 9/12/42 (e)(g)	7,455,572	83,486
Morgan Stanley Capital I Trust:
Series 2006-T23 Class A1, 5.682% 8/12/41	735,811	747,360
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	950,000	954,416
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 1999-LIFE Class A1, 6.97% 4/15/33	252,571	255,749
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	558,124	551,966
Class X2, 0.9235% 4/15/38 (a)(e)(g)	7,944,238	224,881
Series 2003-IQ6 Class X2, 0.5914% 12/15/41 (a)(e)(g)	14,519,522	329,833
Series 2005-HQ5 Class X2, 0.3499% 1/14/42 (e)(g)	17,001,554	193,311
Series 2005-IQ9 Class X2, 1.0546% 7/15/56 (a)(e)(g)	13,942,378	549,618
Series 2005-TOP17 Class X2, 0.6093% 12/13/41 (e)(g)	10,636,920	283,831
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3949% 3/12/35 (a)(e)(g)	11,724,908	496,138
Series 2003-TOP9 Class X2, 1.5084% 11/13/36 (a)(e)(g)	6,932,706	315,204
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	945,607	952,283
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,101,928
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(e)	932,280	934,028
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	572,633	579,057
Class E3, 7.253% 3/15/13 (a)	842,203	855,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(e)	$ 93,894	$ 93,911
Class B, 5.62% 10/15/17 (a)(e)	290,000	290,058
Class D, 5.75% 10/15/17 (a)(e)	585,000	585,143
sequential payer Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	2,333,062	2,278,935
Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(e)	1,562,613	1,509,822
Series 2005-C18 Class XP, 0.342% 4/15/42 (e)(g)	22,305,147	330,275
Series 2006-C23 Class X, 0.0868% 1/15/45 (a)(e)(g)	285,934,778	1,913,247
Series 2006-C24 Class XP, 0.1049% 3/15/45 (a)(e)(g)	55,970,609	370,783
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $117,036,467)		115,420,016
Fixed-Income Funds - 12.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	172,040	17,155,806
Fidelity Corporate Bond 1-5 Year Central Fund (f)	256,376	25,837,565
Fidelity Ultra-Short Central Fund (f)	1,203,864	119,579,811
TOTAL FIXED-INCOME FUNDS (Cost $162,373,178)		162,573,182
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (e) (Cost $1,508,132)	$ 1,430,000	1,486,916
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $31,370,000)	$ 31,374,649	$ 31,370,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,368,618,131)		1,367,461,589
NET OTHER ASSETS - (3.7)%		(48,587,163)
NET ASSETS - 100%		$ 1,318,874,426
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
148 Eurodollar 90 Day Index Contracts	March 2007	$ 146,025,125	$ (250,340)
148 Eurodollar 90 Day Index Contracts	June 2007	146,079,700	(209,942)
148 Eurodollar 90 Day Index Contracts	Sept. 2007	146,148,150	(11,492)
148 Eurodollar 90 Day Index Contracts	Dec. 2007	146,205,500	80,108
148 Eurodollar 90 Day Index Contracts	March 2008	146,242,500	133,083
148 Eurodollar 90 Day Index Contracts	June 2008	146,257,300	(13,133)
148 Eurodollar 90 Day Index Contracts	Sept. 2008	146,264,700	26,383
97 Eurodollar 90 Day Index Contracts	Dec. 2008	95,862,675	16,912
TOTAL EURODOLLAR CONTRACTS			(228,421)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	March 2009	$ 23,717,700	$ (7,121)
15 Eurodollar 90 Day Index Contracts	June 2009	14,822,438	(23,498)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,821,125	(23,135)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,819,438	(22,948)
15 Eurodollar 90 Day Index Contracts	March 2010	14,818,313	(22,373)
14 Eurodollar 90 Day Index Contracts	June 2010	13,829,025	(20,181)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,827,800	(20,006)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,826,225	(19,831)
5 Eurodollar 90 Day Index Contracts	March 2011	4,937,750	(7,020)
TOTAL EURODOLLAR CONTRACTS			(166,113)
			$ (394,534)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 400,000	$ (22,690)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	405,000	(25,554)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	362,000	(10,607)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34

	August 2034	$ 362,000	$ (11,210)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	362,000	(13,278)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	(2,277)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(4,941)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	362,000	(4,071)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(13,268)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(14,066)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 800,000	$ (190,134)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	37,132	(282)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	144,316	(3,445)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	80,170	(1,029)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	900,000	(66,188)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5 Class B3, 7.32% 8/25/37	Sept. 2037	2,500,000	(380,858)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	2,500,000	(342,900)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36

	August 2036	$ 2,500,000	$ (392,079)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(404,147)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(2,218)
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	3,408
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	1,197
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	1,406
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	3,000,000	1,760
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	6,704
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 2,675,000	$ 8,995
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	23,475
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	2,700,000	4,290
TOTAL CREDIT DEFAULT SWAPS		34,267,618	(1,854,007)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	8,280,000	(6,646)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	6,500,000	(5,167)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	June 2007	$ 12,800,000	$ (10,075)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	3,900,000	(2,487)
Receive monthly a return equal to Lehman Brothers US ABS Floating Home Equity Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	6,500,000	(1,117)
TOTAL TOTAL RETURN SWAPS		37,980,000	(25,492)
		$ 72,247,618	$ (1,879,499)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,061,985 or 11.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,272,445.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,487,637.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,718,995 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,715,886
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,370,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 1,302,867
BNP Paribas Securities Corp.	1,281,152
Banc of America Securities LLC	2,902,361
Bank of America, NA	4,342,889
Barclays Capital, Inc.	7,643,485
Bear Stearns & Co., Inc.	868,578
Citigroup Global Markets, Inc.	868,578
Countrywide Securities Corp.	4,342,889
Goldman, Sachs & Co.	434,289
Societe Generale, New York Branch	1,302,867
UBS Securities LLC	6,080,045
$ 31,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 335,939
Fidelity Corporate Bond 1-5 Year Central Fund	425,250
Fidelity Ultra-Short Central Fund	3,027,575
Total	$ 3,788,764

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 17,207,335*	$ -	$ 17,155,806	0.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	25,637,592*	-	25,837,565	2.0%
Fidelity Ultra-Short Central Fund	64,284,463	55,500,006	-	119,579,811	0.9%
Total	$ 64,284,463	$ 98,344,933	$ -	$ 162,573,182
*Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $16,557,932 of which $1,754,056, $3,743,962, $6,438,298 and $4,621,616 will expire on August 31, 2007, 2008, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including repurchase agreements of $31,370,000) - See accompanying schedule: Unaffiliated issuers (cost $1,206,244,953)	$ 1,204,888,407
Fidelity Central Funds (cost $162,373,178)	162,573,182
Total Investments (cost $1,368,618,131)		$ 1,367,461,589
Cash		67,096
Receivable for investments sold		856,510
Receivable for swap agreements		45,608
Receivable for fund shares sold		3,717,695
Interest receivable		8,848,585
Distributions receivable from Fidelity Central Funds		691,832
Prepaid expenses		5,514
Total assets		1,381,694,429

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 55,100,497
Payable for fund shares redeemed	4,205,254
Distributions payable	599,537
Swap agreements, at value	1,879,499
Accrued management fee	347,574
Distribution fees payable	245,578
Payable for daily variation on futures contracts	113,652
Other affiliated payables	277,860
Other payables and accrued expenses	50,552
Total liabilities		62,820,003

Net Assets		$ 1,318,874,426
Net Assets consist of:
Paid in capital		$ 1,336,962,879
Undistributed net investment income		3,045,474
Accumulated undistributed net realized gain (loss) on investments		(17,703,364)
Net unrealized appreciation (depreciation) on investments		(3,430,563)
Net Assets		$ 1,318,874,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,797,708 ÷ 40,268,725 shares)	$ 9.43

Maximum offering price per share (100/98.50 of $9.43)	$ 9.57
Class T: Net Asset Value and redemption price per share ($514,423,594 ÷ 54,506,873 shares)	$ 9.44

Maximum offering price per share (100/98.50 of $9.44)	$ 9.58
Class B: Net Asset Value and offering price per share ($24,316,494 ÷ 2,573,744 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($137,985,991 ÷ 14,615,253 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($262,350,639 ÷ 27,800,259 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2007

Investment Income
Dividends		$ 134,425
Interest		29,134,352
Income from Fidelity Central Funds		3,788,764
Total income		33,057,541

Expenses
Management fee	$ 2,086,481
Transfer agent fees	1,443,323
Distribution fees	1,530,324
Accounting and security lending fees	235,316
Custodian fees and expenses	28,972
Independent trustees' compensation	2,213
Registration fees	54,664
Audit	42,985
Legal	6,478
Miscellaneous	4,951
Total expenses before reductions	5,435,707
Expense reductions	(11,653)	5,424,054
Net investment income		27,633,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,264,805)
Futures contracts	(821,132)
Swap agreements	211,427
Capital gain distributions from Fidelity Central Funds	16,854
Total net realized gain (loss)		(1,857,656)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,337,799
Fidelity Central Funds	(56,213)
Futures contracts	495,193
Swap agreements	(1,981,862)
Total change in net unrealized appreciation (depreciation)		5,794,917
Net gain (loss)		3,937,261
Net increase (decrease) in net assets resulting from operations		$ 31,570,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007	Year ended* August 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,633,487	$ 42,146,588	$ 36,619,084
Net realized gain (loss)	(1,857,656)	(4,606,426)	(3,684,213)
Change in net unrealized appreciation (depreciation)	5,794,917	4,981,529	(23,367,389)
Net increase (decrease) in net assets resulting from operations	31,570,748	42,521,691	9,567,482
Distributions to shareholders from net investment income	(26,249,650)	(42,502,712)	(36,325,031)
Distributions to shareholders from net realized gain	-	-	(1,086,013)
Total distributions	(26,249,650)	(42,502,712)	(37,411,044)
Share transactions - net increase (decrease)	9,466,010	4,457,199	27,080,998
Total increase (decrease) in net assets	14,787,108	4,476,178	(762,564)

Net Assets
Beginning of period	1,304,087,318	1,299,611,140	1,300,373,704
End of period (including undistributed net investment income of $3,045,474, $1,661,637, and $3,415,768, respectively)	$ 1,318,874,426	$ 1,304,087,318	$ 1,299,611,140
* The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Income from Investment Operations
Net investment income E	.201	.305	.281	.202	.261	.381 L	.523
Net realized and unrealized gain (loss)	.021	.002	(.204)	.040	.128	(.034) L	.386
Total from investment operations	.222	.307	.077	.242	.389	.347	.909
Distributions from net investment income	(.182)	(.307)	(.279)	(.192)	(.279)	(.397)	(.539)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.182)	(.307)	(.287)	(.192)	(.279)	(.397)	(.539)
Net asset value, end of period	$ 9.43	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Total Return B, C, D	2.48%	3.33%	.81%	2.56%	4.16%	3.78%	10.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.78% A	.85%	.87%	.81%	.80%	.85%
Expenses net of fee waivers, if any	.78% A	.78% A	.85%	.87%	.81%	.80%	.85%
Expenses net of all reductions	.78% A	.78% A	.85%	.87%	.81%	.80%	.84%
Net investment income	4.31% A	3.91% A	2.96%	2.13%	2.74%	4.09% L	5.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,798	$ 377,221	$ 369,512	$ 357,760	$ 186,290	$ 106,018	$ 38,240
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income E	.203	.308	.284	.207	.261	.381 L	.525
Net realized and unrealized gain (loss)	.030	.002	(.194)	.038	.118	(.036) L	.383
Total from investment operations	.233	.310	.090	.245	.379	.345	.908
Distributions from net investment income	(.193)	(.310)	(.282)	(.195)	(.279)	(.395)	(.538)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.193)	(.310)	(.290)	(.195)	(.279)	(.395)	(.538)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total Return B, C, D	2.49%	3.36%	.95%	2.59%	4.04%	3.75%	10.21%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Expenses net of fee waivers, if any	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Expenses net of all reductions	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Net investment income	4.34% A	3.95% A	2.99%	2.16%	2.73%	4.07% L	5.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,424	$ 514,917	$ 544,662	$ 517,440	$ 468,931	$ 388,495	$ 309,958
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 L	2004 L	2003 L	2002 I, L
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income E	.166	.247	.210	.130	.183	.281
Net realized and unrealized gain (loss)	.026	.002	(.194)	.038	.120	(.234)
Total from investment operations	.192	.249	.016	.168	.303	.047
Distributions from net investment income	(.152)	(.249)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized gain	-	-	(.008)	-	-	-
Total distributions	(.152)	(.249)	(.216)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.45	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total Return B, C, D	2.09%	2.68%	.17%	1.77%	3.23%	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.54%A	1.61%	1.63%	1.61%	1.86%
Expenses net of fee waivers, if any	1.55%A	1.54%A	1.60%	1.63%	1.61%	1.65%
Expenses net of all reductions	1.54%A	1.53%A	1.60%	1.63%	1.61%	1.65%
Net investment income	3.55%A	3.15%A	2.21%	1.36%	1.94%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,316	$ 30,678	$ 39,190	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate G	85%A, K	55%A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income E	.164	.244	.206	.129	.182	.304 L	.448
Net realized and unrealized gain (loss)	.034	.002	(.204)	.048	.118	(.037) L	.383
Total from investment operations	.198	.246	.002	.177	.300	.267	.831
Distributions from net investment income	(.158)	(.246)	(.204)	(.117)	(.200)	(.317)	(.461)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.158)	(.246)	(.212)	(.117)	(.200)	(.317)	(.461)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Total Return B, C, D	2.07%	2.65%	.02%	1.86%	3.19%	2.90%	9.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.58% A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.58% A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of all reductions	1.58% A	1.57% A	1.64%	1.65%	1.64%	1.63%	1.68%
Net investment income	3.51% A	3.12% A	2.16%	1.34%	1.91%	3.25% L	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,986	$ 156,364	$ 194,992	$ 273,166	$ 359,779	$ 283,046	$ 99,486
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Year ended August 31,
	2007	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income D	.211	.321	.301	.225	.278	.397 K	.540
Net realized and unrealized gain (loss)	.026	.003	(.194)	.038	.119	(.043) K	.387
Total from investment operations	.237	.324	.107	.263	.397	.363	.927
Distributions from net investment income	(.197)	(.324)	(.299)	(.213)	(.297)	(.413)	(.557)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.197)	(.324)	(.307)	(.213)	(.297)	(.413)	(.557)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total Return B, C	2.59%	3.51%	1.14%	2.78%	4.24%	3.95%	10.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.57% A	.63%	.64%	.63%	.64%	.66%
Expenses net of fee waivers, if any	.56% A	.57% A	.63%	.64%	.63%	.64%	.66%
Expenses net of all reductions	.56% A	.57% A	.63%	.64%	.63%	.63%	.66%
Net investment income	4.53% A	4.12% A	3.18%	2.35%	2.92%	4.25% K	5.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,351	$ 224,908	$ 151,257	$ 98,505	$ 91,138	$ 65,330	$ 23,301
Portfolio turnover rate F	85% A, I	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended October 31. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,997,014
Unrealized depreciation	(5,938,669)
Net unrealized appreciation (depreciation)	$ 58,345
Cost for federal income tax purposes	$ 1,367,716,571

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $169,467,496 and $130,011,741, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 284,458	$ 7,233
Class T	0%	.15%	385,809	3,336
Class B	.65%	.25%	127,415	92,305
Class C	.75%	.25%	732,642	87,870
			$ 1,530,324	$ 190,744

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,517
Class T	20,519
Class B*	18,862
Class C*	6,963
$ 71,861

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 474,768.25
Class T	567,235.22
Class B	36,542.26
Class C	144,217.20
Institutional Class	220,561.18
	$ 1,443,323

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of two newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 13,005,677	$ -	130,057
Corporate Bond 1-5 Year Central Fund	25,637,592	56,555	256,376
Total	$ 38,643,269	$ 56,555	386,433

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,655 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income Net income from lending portfolio securities during the period amounted to $4,682.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,709. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,995
Institutional Class	720
$ 2,715

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 7,709,765	$ 12,371,759	$ 10,743,507
Class T	10,524,069	18,159,068	15,909,371
Class B	467,166	922,482	982,753
Class C	2,387,844	4,436,853	4,841,882
Institutional Class	5,160,806	6,612,550	3,847,518
Total	$ 26,249,650	$ 42,502,712	$ 36,325,031

From net realized gain
Class A	$ -	$ -	$ 299,982
Class T	-	-	436,716
Class B	-	-	43,394
Class C	-	-	219,150
Institutional Class	-	-	86,771
Total	$ -	$ -	$ 1,086,013

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	7,121,804	13,781,754	15,866,789
Reinvestment of distributions	725,421	1,164,878	1,023,632
Shares redeemed	(7,736,305)	(14,130,761)	(14,827,970)
Net increase (decrease)	110,920	815,871	2,062,451
Class T
Shares sold	9,901,451	18,789,041	25,539,658
Reinvestment of distributions	991,316	1,720,934	1,515,180
Shares redeemed	(11,165,711)	(23,681,399)	(22,986,919)
Net increase (decrease)	(272,944)	(3,171,424)	4,067,919

Semiannual Report

12. Share Transactions - continued

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class B
Shares sold	318,388	711,278	991,898
Reinvestment of distributions	42,830	83,920	89,903
Shares redeemed	(1,047,844)	(1,700,424)	(2,482,456)
Net increase (decrease)	(686,626)	(905,226)	(1,400,655)
Class C
Shares sold	821,071	3,061,743	3,789,292
Reinvestment of distributions	160,536	299,595	341,788
Shares redeemed	(2,996,190)	(7,473,257)	(11,828,809)
Net increase (decrease)	(2,014,583)	(4,111,919)	(7,697,729)
Institutional Class
Shares sold	6,234,061	11,831,199	9,882,466
Reinvestment of distributions	438,311	578,334	310,507
Shares redeemed	(2,801,357)	(4,575,139)	(4,357,149)
Net increase (decrease)	3,871,015	7,834,394	5,835,824
	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 67,047,527	$ 129,044,621	$ 150,493,785
Reinvestment of distributions	6,833,573	10,907,076	9,698,542
Shares redeemed	(72,819,558)	(132,254,551)	(140,591,886)
Net increase (decrease)	$ 1,061,542	$ 7,697,146	$ 19,600,441
Class T
Shares sold	$ 93,277,442	$ 176,100,769	$ 242,408,838
Reinvestment of distributions	9,346,411	16,127,835	14,364,388
Shares redeemed	(105,219,662)	(221,798,081)	(218,160,605)
Net increase (decrease)	$ (2,595,809)	$ (29,569,477)	$ 38,612,621
Class B
Shares sold	$ 3,002,223	$ 6,669,015	$ 9,428,825
Reinvestment of distributions	404,241	787,418	853,530
Shares redeemed	(9,883,554)	(15,948,229)	(23,589,493)
Net increase (decrease)	$ (6,477,090)	$ (8,491,796)	$ (13,307,138)
Class C
Shares sold	$ 7,744,436	$ 28,665,169	$ 35,934,636
Reinvestment of distributions	1,513,855	2,808,534	3,242,233
Shares redeemed	(28,241,317)	(70,075,282)	(112,353,549)
Net increase (decrease)	$ (18,983,026)	$ (38,601,579)	$ (73,176,680)

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Institutional Class
Shares sold	$ 58,725,212	$ 110,869,017	$ 93,788,947
Reinvestment of distributions	4,132,525	5,418,576	2,942,021
Shares redeemed	(26,397,344)	(42,864,688)	(41,379,214)
Net increase (decrease)	$ 36,460,393	$ 73,422,905	$ 55,351,754

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments as of February 28, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2007, for the ten months ended August 31, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended February 28, 2007, for the ten months ended August 31, 2006 and for each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 16, 2007

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFI-USAN-0407
1.784905.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,024.80	$ 3.92
Hypothetical A	$ 1,000.00	$ 1,020.93	$ 3.91
Class T
Actual	$ 1,000.00	$ 1,024.90	$ 3.77
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,020.90	$ 7.77
Hypothetical A	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 7.92
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Institutional Class
Actual	$ 1,000.00	$ 1,025.90	$ 2.81
Hypothetical A	$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.75%
Class B	1.55%
Class C	1.58%
Institutional Class	.56%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 32.5%	U.S. Government and U.S. Government Agency Obligations 33.0%
AAA 25.4%	AAA 23.0%
AA 6.2%	AA 5.2%
A 9.8%	A 11.3%
BBB 22.4%	BBB 21.0%
BB and Below 1.3%	BB and Below 0.9%
Not Rated 1.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2007
6 months ago
Years	2.7	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	1.7	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 26.6%		Corporate Bonds 23.7%
	U.S. Government and U.S. Government Agency Obligations 32.5%		U.S. Government and U.S. Government Agency Obligations 33.0%
	Asset-Backed Securities 23.3%		Asset-Backed Securities 22.4%
	CMOs and Other Mortgage Related Securities 16.7%		CMOs and Other Mortgage Related Securities 16.6%
	Other Investments 0.1%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	8.2%	** Foreign investments	8.1%
* Futures and Swaps	15.6%	** Futures and Swaps	15.5%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 3,300,000	$ 3,333,818
5.75% 9/8/11	2,700,000	2,737,355
5.79% 3/13/09 (e)	2,650,000	2,658,832
		8,730,005
Household Durables - 0.4%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,610,619
Media - 1.8%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,164,925
Continental Cablevision, Inc. 9% 9/1/08	5,265,000	5,544,656
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,582,766
6.4% 8/1/08	795,000	803,913
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,507,449
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,460,318
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,219,065
Univision Communications, Inc.:
3.5% 10/15/07	535,000	524,969
3.875% 10/15/08	2,600,000	2,512,250
Viacom, Inc. 5.75% 4/30/11	860,000	874,061
		24,194,372
TOTAL CONSUMER DISCRETIONARY		37,534,996
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	1,515,000	1,541,922
Kraft Foods, Inc. 4% 10/1/08	1,630,000	1,601,304
		3,143,226
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,010,990
TOTAL CONSUMER STAPLES		5,154,216
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,330,669
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 3.25% 5/1/08	3,900,000	3,811,774
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	$ 1,865,000	$ 1,839,757
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	1,840,656	1,814,611
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,011,767
7.5% 10/1/09	3,375,000	3,553,284
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,752,237
4.625% 10/15/09	3,070,000	3,029,878
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,400,000	1,398,838
6.3% 2/1/09	1,640,000	1,671,413
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,535,000	4,562,210
9.125% 10/13/10	2,250,000	2,508,750
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	1,178,333	1,164,688
4.633% 6/15/10 (a)	707,778	699,582
		30,818,789
TOTAL ENERGY		32,149,458
FINANCIALS - 7.8%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,701,207
4.25% 9/4/12 (e)	1,285,000	1,279,800
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	968,193
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (e)	1,375,000	1,394,086
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	195,000	191,008
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,377,992
		7,912,286
Commercial Banks - 0.9%
Bank One Corp. 6% 8/1/08	975,000	986,375
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	965,000
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,632,673
4.75% 7/20/09	1,500,000	1,491,816
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 8.6% 5/19/10	$ 1,260,000	$ 1,390,545
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,359,395
		11,825,804
Consumer Finance - 1.1%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,110,198
Household Finance Corp.:
4.125% 12/15/08	705,000	694,608
4.75% 5/15/09	1,563,000	1,555,670
6.4% 6/17/08	2,780,000	2,823,182
HSBC Finance Corp. 4.125% 3/11/08	3,435,000	3,397,600
MBNA Capital I 8.278% 12/1/26	1,200,000	1,249,668
Nelnet, Inc. 7.4% 9/29/36 (e)	3,710,000	3,851,370
		14,682,296
Diversified Financial Services - 0.6%
Bank of America Corp. 7.4% 1/15/11	275,000	297,673
Iberbond 2004 PLC 4.826% 12/24/17 (h)	2,799,796	2,718,995
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (e)	370,000	370,914
ILFC E-Capital Trust I 5.9% 12/21/65 (a)(e)	1,755,000	1,780,737
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,095,811
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,001,575
		7,265,705
Insurance - 0.7%
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	2,070,000	2,149,271
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,991,512
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,900,655
5.75% 3/15/07	1,070,000	1,070,167
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	520,702
		9,632,307
Real Estate Investment Trusts - 2.8%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,283,876
AvalonBay Communities, Inc. 5% 8/1/07	915,000	913,416
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,030,924
5.625% 12/15/10	1,845,000	1,870,417
BRE Properties, Inc. 7.2% 6/15/07	2,025,000	2,034,351
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,356,344
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.875% 6/1/07	$ 580,000	$ 580,495
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,311,050
7% 7/14/07	1,260,000	1,266,810
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,809,401
5% 5/3/10	1,310,000	1,301,142
7% 3/19/07	2,095,000	2,096,299
Duke Realty LP:
5.25% 1/15/10	615,000	615,352
5.625% 8/15/11	915,000	931,770
iStar Financial, Inc. 5.7% 9/15/09 (a)(e)	3,120,000	3,123,214
JDN Realty Corp. 6.95% 8/1/07	855,000	856,908
Mack-Cali Realty LP 7.25% 3/15/09	520,000	539,302
ProLogis Trust 7.1% 4/15/08	1,715,000	1,738,828
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,112,372
4.875% 8/15/10	3,260,000	3,235,586
5.6% 9/1/11	1,775,000	1,808,771
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,388,223
		37,204,851
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,475,966
Realogy Corp. 6.15% 10/15/11 (a)	980,000	1,014,026
		2,489,992
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 5.625% 5/15/07	745,000	745,212
Independence Community Bank Corp. 3.5% 6/20/13 (e)	860,000	840,932
Residential Capital Corp.:
6.4603% 4/17/09 (e)	1,270,000	1,274,561
6.7388% 6/29/07 (e)	3,960,000	3,969,425
7.19% 4/17/09 (a)(e)	2,265,000	2,250,844
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,678,441
		11,759,415
TOTAL FINANCIALS		102,772,656
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 2,230,000	$ 2,179,181
4.125% 8/15/09	675,000	660,454
		2,839,635
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	2,600,000	2,563,457
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,929,749
Airlines - 1.1%
America West Airlines pass thru certificates 7.33% 7/2/08	1,600,479	1,620,485
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	417,875	422,054
6.978% 10/1/12	82,482	83,926
7.024% 4/15/11	2,000,000	2,074,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,025,038
7.056% 3/15/11	355,000	364,763
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,122,046	1,130,462
6.201% 3/1/10	909,690	918,787
6.602% 9/1/13	2,186,631	2,208,498
7.186% 10/1/12	1,675,865	1,704,154
		14,552,167
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,228,288
5.625% 1/15/12	3,030,000	3,074,023
		4,302,311
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	2,880,000	2,921,890
TOTAL INDUSTRIALS		28,269,574
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	$ 6,000,000	$ 5,975,190
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	880,650
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,439,300
TOTAL MATERIALS		2,319,950
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,789,032
AT&T Corp. 6% 3/15/09	3,720,000	3,781,938
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,739,014
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,028,916
Sprint Capital Corp. 7.625% 1/30/11	4,000,000	4,314,376
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,614,514
4% 1/15/10	3,450,000	3,329,533
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,138,155
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,214,957
4.75% 1/27/10	3,355,000	3,313,968
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,239,492
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,145,399
7.25% 12/1/10	4,205,000	4,502,272
		45,151,566
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,843,038
Vodafone Group PLC 5.5% 6/15/11	4,000,000	4,043,012
		7,886,050
TOTAL TELECOMMUNICATION SERVICES		53,037,616
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,675,972
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 992,986
Entergy Corp. 7.75% 12/15/09 (a)	2,500,000	2,625,000
Exelon Corp. 4.45% 6/15/10	3,750,000	3,652,331
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,082,466
5.5% 8/15/07	3,995,000	3,997,597
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,332,259
TXU Energy Co. LLC 6.125% 3/15/08	935,000	940,891
		19,299,502
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	848,433
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,105,127
6.35% 4/1/07	3,025,000	3,027,344
TXU Corp. 4.8% 11/15/09	1,500,000	1,470,000
		7,602,471
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.125% 2/15/08	2,610,000	2,583,595
6.3% 9/30/66 (e)	885,000	901,642
DTE Energy Co. 5.63% 8/16/07	2,965,000	2,969,068
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	705,000	702,584
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,574,621
Sempra Energy:
4.621% 5/17/07	2,495,000	2,491,420
4.75% 5/15/09	1,055,000	1,046,187
		14,269,117
TOTAL UTILITIES		42,019,523
TOTAL NONCONVERTIBLE BONDS (Cost $311,744,416)		312,072,814
U.S. Government and Government Agency Obligations - 15.5%

U.S. Government Agency Obligations - 6.8%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,953,903
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 2/15/09	$ 13,000,000	$ 12,616,474
Freddie Mac:
2.7% 3/16/07	14,000,000	13,984,600
3.875% 6/15/08	29,673,000	29,290,011
5.125% 4/18/11	27,000,000	27,310,905
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		89,155,893
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 (c)	11,688,990	12,088,229
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds 12% 8/15/13 (d)	10,526,000	11,599,157
U.S. Treasury Notes:
3.375% 2/15/08	24,700,000	24,345,901
4.875% 10/31/08	12,165,000	12,197,310
4.875% 1/31/09 (b)	54,735,000	54,954,453
TOTAL U.S. TREASURY OBLIGATIONS		103,096,821
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $204,779,152)		204,340,943
U.S. Government Agency - Mortgage Securities - 10.9%

Fannie Mae - 8.5%
3.735% 10/1/33 (e)	160,406	158,211
3.75% 1/1/34 (e)	143,777	141,632
3.759% 10/1/33 (e)	154,791	152,788
3.787% 6/1/34 (e)	756,789	742,501
3.803% 6/1/33 (e)	127,961	127,454
3.813% 10/1/33 (e)	1,821,255	1,799,680
3.824% 4/1/33 (e)	445,210	443,965
3.85% 10/1/33 (e)	3,824,138	3,784,581
3.876% 6/1/33 (e)	615,196	612,155
3.917% 6/1/34 (e)	1,091,020	1,073,264
3.943% 5/1/33 (e)	55,389	54,829
3.986% 2/1/35 (e)	127,121	126,467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.998% 10/1/18 (e)	$ 110,991	$ 109,907
4.014% 1/1/35 (e)	63,177	63,513
4.05% 2/1/35 (e)	132,581	132,146
4.065% 4/1/33 (e)	52,662	52,492
4.07% 2/1/35 (e)	85,017	85,245
4.076% 2/1/35 (e)	227,468	226,148
4.079% 2/1/35 (e)	80,829	80,471
4.102% 1/1/35 (e)	254,468	253,701
4.116% 2/1/35 (e)	306,492	305,830
4.126% 2/1/35 (e)	222,408	223,481
4.132% 7/1/34 (e)	721,408	711,657
4.137% 1/1/35 (e)	457,453	455,920
4.175% 1/1/35 (e)	345,753	340,012
4.25% 1/1/34 (e)	225,711	223,753
4.25% 2/1/34 (e)	187,539	185,871
4.25% 2/1/35 (e)	163,971	161,442
4.279% 3/1/35 (e)	143,190	142,981
4.281% 10/1/33 (e)	65,723	65,281
4.283% 8/1/33 (e)	297,916	296,487
4.292% 3/1/33 (e)	173,645	173,738
4.297% 1/1/34 (e)	196,222	194,667
4.3% 11/1/34 (e)	1,193,718	1,179,488
4.303% 1/1/34 (e)	1,063,673	1,054,962
4.307% 3/1/33 (e)	84,756	83,396
4.309% 3/1/35 (e)	338,175	336,995
4.317% 6/1/33 (e)	87,800	87,808
4.345% 5/1/35 (e)	177,200	176,279
4.347% 1/1/35 (e)	176,718	174,349
4.355% 4/1/35 (e)	80,818	80,272
4.364% 2/1/34 (e)	340,928	338,547
4.397% 10/1/34 (e)	819,458	811,138
4.398% 10/1/34 (e)	1,538,351	1,538,929
4.402% 2/1/35 (e)	250,701	247,311
4.416% 5/1/35 (e)	440,137	439,404
4.421% 5/1/35 (e)	118,301	117,558
4.429% 3/1/35 (e)	229,694	226,679
4.448% 8/1/34 (e)	472,907	469,952
4.481% 2/1/35 (e)	130,090	129,717
4.507% 2/1/35 (e)	902,995	904,081
4.512% 7/1/35 (e)	394,363	392,861
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.515% 10/1/35 (e)	$ 88,418	$ 88,055
4.526% 1/1/35 (e)	191,010	190,601
4.527% 8/1/35 (e)	365,483	364,018
4.531% 2/1/35 (e)	87,261	87,609
4.536% 7/1/35 (e)	529,483	527,544
4.546% 6/1/35 (e)	486,371	483,235
4.578% 2/1/35 (e)	674,300	667,845
4.587% 2/1/35 (e)	659,284	655,534
4.648% 3/1/35 (e)	1,118,475	1,118,432
4.687% 3/1/35 (e)	62,570	62,579
4.699% 6/1/35 (e)	1,222,982	1,220,413
4.715% 10/1/34 (e)	535,408	532,721
4.727% 7/1/34 (e)	454,465	452,826
4.746% 5/1/33 (e)	8,992	9,040
4.782% 12/1/34 (e)	145,077	144,301
4.809% 8/1/34 (e)	136,778	137,325
4.81% 2/1/33 (e)	220,065	221,026
4.813% 11/1/34 (e)	437,298	435,453
4.821% 10/1/35 (e)	610,650	610,626
4.838% 10/1/35 (e)	400,842	399,162
4.847% 1/1/35 (e)	2,838,908	2,828,455
4.865% 7/1/34 (e)	654,829	653,514
4.896% 10/1/35 (e)	322,887	323,111
4.931% 2/1/35 (e)	1,531,062	1,526,972
4.95% 8/1/34 (e)	1,429,280	1,428,676
4.976% 4/1/35 (e)	418,504	419,308
4.985% 11/1/35 (e)	9,025,526	9,001,328
4.988% 2/1/35 (e)	49,651	49,542
5% 3/1/18 to 6/1/18	2,886,718	2,851,666
5% 9/1/34 (e)	2,030,050	2,030,249
5.064% 7/1/34 (e)	66,286	66,282
5.07% 1/1/34 (e)	133,014	133,470
5.07% 5/1/35 (e)	883,720	885,566
5.088% 9/1/34 (e)	158,530	158,690
5.097% 5/1/35 (e)	435,496	436,815
5.135% 1/1/36 (e)	1,273,631	1,276,238
5.155% 9/1/35 (e)	3,953,052	3,957,416
5.163% 9/1/35 (e)	2,520,761	2,524,121
5.168% 5/1/35 (e)	571,838	571,857
5.172% 8/1/33 (e)	206,173	206,938
5.176% 3/1/35 (e)	84,915	84,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.178% 6/1/35 (e)	$ 641,342	$ 642,883
5.266% 11/1/36 (e)	555,962	558,568
5.285% 7/1/35 (e)	76,331	76,579
5.322% 2/1/36 (e)	1,699,395	1,704,486
5.327% 12/1/34 (e)	223,196	224,112
5.401% 2/1/36 (e)	211,758	212,743
5.407% 11/1/35 (e)	733,771	737,429
5.5% 7/1/13 to 9/1/24	12,995,059	13,032,396
5.502% 5/1/36 (e)	918,938	925,373
5.537% 11/1/36 (e)	1,144,540	1,152,364
5.827% 1/1/36 (e)	1,166,259	1,177,491
5.837% 3/1/36 (e)	1,722,644	1,742,915
5.947% 4/1/36 (e)	989,807	1,004,563
6% 4/1/24	4,302,377	4,350,619
6.076% 4/1/36 (e)	288,041	292,916
6.19% 4/1/36 (e)	658,825	670,105
6.5% 2/1/08 to 3/1/35	9,336,446	9,564,839
6.632% 9/1/36 (e)	2,338,772	2,382,191
6.742% 9/1/36 (e)	8,663,896	8,821,588
7% 3/1/08 to 6/1/32	940,828	965,469
7.5% 5/1/12 to 10/1/14	68,244	71,323
11.5% 11/1/15	45,888	49,147
TOTAL FANNIE MAE		112,675,614
Freddie Mac - 2.2%
4.078% 1/1/35 (e)	615,312	610,553
4.278% 3/1/35 (e)	195,682	194,518
4.279% 5/1/35 (e)	332,897	330,565
4.297% 12/1/34 (e)	246,667	242,480
4.321% 2/1/35 (e)	433,076	431,419
4.38% 2/1/35 (e)	237,668	233,781
4.406% 8/1/35 (e)	3,814,195	3,786,889
4.422% 6/1/35 (e)	318,570	316,324
4.426% 2/1/34 (e)	187,158	185,436
4.431% 3/1/35 (e)	233,078	229,194
4.452% 3/1/35 (e)	240,909	237,291
4.544% 2/1/35 (e)	397,503	391,998
4.772% 3/1/33 (e)	78,312	79,163
4.909% 11/1/35 (e)	919,708	917,922
4.929% 9/1/35 (e)	888,083	882,339
4.994% 4/1/35 (e)	1,029,087	1,028,696
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.15% 8/1/36 (e)	$ 713,736	$ 715,120
5.212% 1/1/36 (e)	904,817	905,428
5.291% 6/1/35 (e)	657,279	657,046
5.5% 7/1/23 to 4/1/24	3,901,993	3,886,883
5.569% 12/1/35 (e)	1,421,900	1,432,683
5.899% 6/1/35 (e)	415,098	419,057
6.773% 9/1/36 (e)	1,757,695	1,797,920
6.778% 9/1/36 (e)	8,077,488	8,254,975
8.5% 5/1/26 to 7/1/28	173,075	187,573
12% 11/1/19	12,970	14,501
TOTAL FREDDIE MAC		28,369,754
Government National Mortgage Association - 0.2%
3.75% 1/20/34 (e)	940,146	936,037
4.25% 7/20/34 (e)	610,411	604,962
7% 1/15/25 to 6/15/32	840,778	875,837
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,416,836
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,621,133)		143,462,204
Asset-Backed Securities - 19.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	749,300	724,028
Series 2004-2 Class A2, 5.62% 7/25/34 (e)	717,216	719,618
Series 2004-4 Class A2D, 5.67% 1/25/35 (e)	244,993	245,819
ACE Securities Corp. Series 2003-HE1:
Class M1, 5.97% 11/25/33 (e)	405,273	405,925
Class M2, 7.02% 11/25/33 (e)	269,934	271,050
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	2,000,000	1,974,249
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(e)	1,424,222	1,427,512
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	43,785	43,749
Class C, 4.22% 7/6/09	155,000	154,084
Class D, 5.07% 7/6/10	1,105,000	1,100,771
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	619,968
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2005-1 Class D, 5.04% 5/6/11	$ 2,500,000	$ 2,490,642
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,877,932
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,154,104
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,119,565
Series 2006-RM Class A1, 5.37% 10/6/09	3,000,000	3,002,805
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (e)	1,370,000	1,375,733
Series 2004-R11 Class M1, 5.98% 11/25/34 (e)	2,040,000	2,048,567
Series 2004-R9 Class M2, 5.97% 10/25/34 (e)	1,515,000	1,523,498
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (e)	138,189	138,592
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	4,100,000	4,052,709
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.4442% 9/25/33 (e)	3,100,000	3,132,584
Series 2003-W7:
Class A2, 5.71% 3/1/34 (e)	76,477	76,702
Class M1, 6.01% 3/1/34 (e)	2,500,000	2,513,300
Series 2003-W9 Class M1, 6.01% 3/25/34 (e)	1,544,402	1,551,445
Series 2004-W5 Class M1, 5.92% 4/25/34 (e)	830,000	831,510
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (e)	3,530,000	3,529,294
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (e)	485,000	490,653
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.44% 6/25/34 (e)	700,000	704,903
Series 2004-HE6 Class A2, 5.68% 6/25/34 (e)	906,785	909,166
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (e)	1,830,000	1,839,484
Class M2, 5.82% 3/25/35 (e)	460,000	463,080
Series 2005-HE3 Class A4, 5.52% 4/25/35 (e)	1,150,366	1,150,637
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (e)	969,507	970,582
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (e)	827,671	827,934
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (e)	588,889	589,249
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (e)	794,000	797,671
Class M3, 6.37% 9/25/34 (e)	540,000	547,840
Class M4, 6.52% 9/25/34 (e)	460,000	458,192
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc.: - continued
Series 2004-HE8 Class M1, 5.97% 9/25/34 (e)	$ 1,800,000	$ 1,802,898
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,026,285
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (e)	1,240,000	1,245,410
Series 2006-1 Class B, 5.26% 10/15/10	500,000	500,677
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	215,000	216,016
Class C, 5.77% 5/20/10 (a)	205,000	207,001
Class D, 6.15% 4/20/11 (a)	345,000	350,062
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	1,430,000	1,418,852
Class D, 4.8% 9/15/12	1,220,000	1,212,698
Series 2006-B Class A3A, 5.45% 2/15/11	2,500,000	2,509,713
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (e)	1,700,000	1,704,997
Series 2001-6 Class C, 6.7% 6/15/11 (a)	3,200,000	3,261,625
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,828,998
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(e)	645,000	646,008
Class B, 6.07% 7/20/39 (a)(e)	340,000	342,749
Class C, 6.42% 7/20/39 (a)(e)	435,000	438,110
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	7,004,164
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,081,158
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(e)	185,000	159,447
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,718,901
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (e)	653,989	654,323
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (e)	2,150,000	2,161,778
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (e)	3,305,000	3,321,313
Series 2006-C3 Class C3, 5.55% 6/15/11 (e)	2,905,000	2,906,160
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,870,313
Class B, 5.23% 2/20/13	712,502	712,684
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT1:
Class D, 5.48% 2/20/13	$ 793,406	$ 794,118
Series 2006-VT2 Class A3, 5.07% 2/20/10	3,340,000	3,341,562
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 6.46% 4/7/10 (e)	2,600,000	2,626,901
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A, 5.73% 12/25/33 (a)(e)	968,587	970,101
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	830,000	812,718
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (g)	5,690,000	788,376
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.3165% 9/25/32 (e)	505,426	505,975
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (e)	111,698	111,834
Class M1, 5.82% 5/25/34 (e)	1,075,000	1,078,415
Series 2004-3 Class 3A4, 5.57% 8/25/34 (e)	424,807	425,605
Series 2004-4:
Class A, 5.69% 8/25/34 (e)	88,620	88,742
Class M2, 5.85% 6/25/34 (e)	920,000	923,326
CPS Auto Receivables Trust Series 2006-B Class A3, 5.73% 6/15/16 (a)	1,244,997	1,255,891
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (e)	1,241,413	1,241,859
Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,570,009	1,549,725
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (a)	974,000	969,345
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (e)	1,775,000	1,782,982
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (a)	1,084,643	1,103,257
Class E, 6.971% 3/8/10 (a)	865,000	897,220
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (a)	298,836	298,163
Series 2005-3 Class A3, 4.99% 10/15/10 (a)	2,553,929	2,547,126
Series 2006-2 Class A3, 5.33% 4/15/14 (a)	2,355,000	2,372,891
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (a)	1,625,000	1,627,641
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.9413% 5/28/35 (e)	221,177	221,211
Class AB3, 6.0993% 5/28/35 (e)	62,502	62,639
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (e)	$ 1,240,000	$ 1,240,255
Class M1, 5.63% 7/25/36 (e)	2,480,000	2,478,355
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	1,220,000	1,217,191
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,040,274
Class B, 3.88% 1/15/10	590,000	580,663
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,062,686
Series 2006-C Class B, 5.3% 6/15/12	750,000	753,813
Franklin Auto Trust Series 2006-1 Class A3, 5.21% 1/20/11	1,600,000	1,599,024
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (e)	93,578	93,602
Class M2, 5.82% 2/25/34 (e)	150,000	150,124
Series 2004-C Class M1, 5.97% 8/25/34 (e)	1,120,000	1,126,724
Series 2004-D:
Class M4, 6.27% 11/25/34 (e)	295,000	296,651
Class M5, 6.32% 11/25/34 (e)	245,000	246,336
Series 2005-A Class 2A2, 5.56% 2/25/35 (e)	3,085	3,085
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,334,850	1,327,654
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (a)(g)	59,141,652	657,064
Series 2005-2 Class IO, 0.5242% 9/15/17 (a)(g)	111,204,734	987,643
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (e)	482,470	482,414
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (e)	4,389	4,451
Series 2003-HE2 Class M1, 5.97% 8/25/33 (e)	650,000	651,485
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	1,359,289	1,358,832
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(e)	2,506,416	2,506,416
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(e)	700,000	698,768
Class C, 5.87% 9/25/46 (a)(e)	1,750,000	1,746,658
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(e)	4,400,000	4,405,137
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (e)	5,664	5,756
Series 2003-3 Class A4, 5.78% 2/25/33 (e)	493	493
Series 2003-5 Class A2, 5.67% 12/25/33 (e)	39,981	40,027
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-7 Class A2, 5.7% 3/25/34 (e)	$ 4,243	$ 4,249
Series 2003-8 Class M1, 6.04% 4/25/34 (e)	624,684	626,658
Series 2004-1 Class M2, 6.52% 6/25/34 (e)	655,000	660,239
Series 2004-3:
Class M1, 5.89% 8/25/34 (e)	353,007	353,854
Class M2, 6.52% 8/25/34 (e)	465,000	468,899
Series 2004-6 Class A2, 5.67% 12/25/34 (e)	305,302	305,579
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,153,661
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.87% 1/18/11 (e)	1,000,000	1,000,168
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	2,100,000	2,110,229
Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,557,482
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	298,111	298,540
Class M2, 5.81% 1/20/35 (e)	223,583	224,350
Series 2005-3 Class A1, 5.58% 1/20/35 (e)	1,847,864	1,849,531
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,099,144
Class C, 4.22% 2/15/12	185,000	182,896
Series 2006-B Class C, 5.25% 5/15/13	620,000	622,139
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	3,260,000	3,271,973
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (a)	490,000	490,774
Class C, 5.61% 12/15/14 (a)	1,735,000	1,738,314
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(e)	981,212	980,856
Long Beach Auto Receivables Trust Series 2006-B Class A3, 5.17% 8/15/11	1,080,000	1,082,279
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (a)	932,846	930,259
Series 2006-1A:
Class B, 5.827% 4/20/28 (a)	231,250	234,176
Class C, 6.125% 4/20/28 (a)	231,250	234,521
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 5.7% 10/15/09 (e)	3,600,000	3,602,404
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.69% 9/15/10 (e)	$ 1,500,000	$ 1,504,588
Series 2000-L Class B, 5.82% 4/15/10 (e)	650,000	651,605
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (e)	400,821	403,394
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (e)	1,145,000	1,149,805
Series 2004-FM1 Class M2, 6.47% 1/25/35 (e)	241,403	242,162
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (e)	421,635	422,725
Series 2004-NC6 Class A2, 5.66% 7/25/34 (e)	33,487	33,496
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.925% 10/25/31 (e)	20,053	20,777
Series 2002-AM3 Class A3, 5.81% 2/25/33 (e)	79,980	80,029
Series 2002-HE2 Class M1, 6.82% 8/25/32 (e)	971,754	972,250
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(e)	616,912	617,343
Series 2003-NC1 Class M1, 6.895% 11/25/32 (e)	500,739	501,242
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	1,725,000	409,067
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,885,000	723,312
Series 2005-2 Class AIO, 7.73% 3/25/12 (g)	1,265,000	273,531
Series 2005-3W Class AIO1, 4.8% 7/25/12 (g)	4,090,000	608,510
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	900,000	157,997
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	4,020,000	1,166,644
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,148,652
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	1,000,000	992,500
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	2,752,619	2,746,320
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,191,493
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,682,740
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	392,961	391,188
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (e)	1,135,573	1,135,706
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (e)	1,905,000	1,920,210
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (e)	640,000	640,496
Class M2, 6% 9/25/34 (e)	380,000	383,002
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M3, 6.57% 9/25/34 (e)	$ 730,000	$ 736,644
Class M4, 6.77% 9/25/34 (e)	1,000,000	1,009,620
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (e)	95,277	95,307
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (e)	372,564	373,517
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	680,000	680,533
Class C, 5.77% 5/25/10 (a)	630,000	630,840
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	320,777	314,716
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (e)	2,600,000	2,630,636
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (e)	532,695	532,793
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.9% 8/25/35 (e)	980,000	980,913
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.57% 2/25/34 (e)	75,980	75,988
Class M1, 5.84% 2/25/34 (e)	610,000	612,057
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (a)	1,392,344	1,407,904
Class A2, 5.47% 5/20/18 (a)(e)	3,928,160	3,928,144
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.56% 6/15/21 (e)	1,800,000	1,809,208
Series 2004-A:
Class B, 5.94% 6/15/33 (e)	400,000	405,588
Class C, 6.31% 6/15/33 (e)	1,020,000	1,031,802
Series 2004-B Class C, 6.23% 9/15/33 (e)	1,900,000	1,911,742
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,478,725
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (e)	2,001,991	2,003,061
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(e)	2,520,000	2,520,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (e)	1,405,000	1,418,522
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (e)	83,246	83,607
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,598,133
Wachovia Auto Loan Owner Trust Series 2006-1 Class D, 5.42% 4/21/14 (a)	3,615,000	3,631,445
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	3,960,000	3,972,644
Class D, 5.54% 12/20/12 (a)	2,245,000	2,263,437
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	$ 5,000,000	$ 4,948,620
Class D, 4.07% 2/17/12	461,194	457,326
Series 2004-4 Class D, 3.58% 5/17/12	397,670	392,915
Series 2005-1 Class D, 4.09% 8/15/12	353,081	349,554
Series 2005-3 Class C, 4.54% 5/17/13	850,000	842,077
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(e)	3,095,411	3,095,411
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,160,724	1,154,340
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	600,546	596,596
TOTAL ASSET-BACKED SECURITIES (Cost $255,335,546)		255,545,013
Collateralized Mortgage Obligations - 10.7%

Private Sponsor - 5.6%
Banc of America Mortgage Securities, Inc. Series 2004-J Class 2A1, 4.7806% 11/25/34 (e)	845,575	838,859
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0963% 8/25/35 (e)	2,526,075	2,543,371
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (e)	562,284	563,368
Series 2005-2 Class 1A1, 5.57% 3/25/35 (e)	1,087,514	1,089,233
Series 2005-5 Class 1A1, 5.54% 7/25/35 (e)	914,836	914,461
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	523,250	520,274
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (e)	245,998	246,439
Series 2004-2 Class 7A3, 5.72% 2/25/35 (e)	572,260	574,182
Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	209,869	210,099
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (e)	91,056	91,164
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (e)	147,947	148,064
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (e)	182,630	182,895
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (e)	1,800,000	1,802,813
Series 2005-4:
Class C1, 5.79% 12/20/54 (e)	1,350,000	1,350,158
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2005-4:
Class M2, 5.64% 12/20/54 (e)	$ 1,300,000	$ 1,301,011
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(e)	1,100,000	1,100,000
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	2,575,000	2,576,932
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	869,817	864,437
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (e)	824,727	827,975
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (e)	267,567	267,778
Series 2004-9:
Class M2, 5.97% 1/25/35 (e)	276,215	276,471
Class M3, 6.02% 1/25/35 (e)	204,756	205,218
Class M4, 6.37% 1/25/35 (e)	104,440	104,521
Series 2005-1:
Class M1, 5.78% 4/25/35 (e)	337,592	338,170
Class M2, 5.82% 4/25/35 (e)	582,346	583,287
Class M3, 5.85% 4/25/35 (e)	143,476	143,886
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9527% 11/25/35 (e)	400,000	402,531
Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (e)	3,499,762	3,481,458
Class 7A3, 5.302% 7/25/35 (e)	4,990,000	4,999,980
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(e)	709,675	711,933
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (e)	2,514,380	2,513,136
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	228,377	228,020
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (e)	311,079	311,326
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2335% 8/25/17 (e)	939,157	956,406
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (e)	745,610	749,459
Series 2003-F Class A2, 5.76% 10/25/28 (e)	854,602	855,990
Series 2004-B Class A2, 5.6388% 6/25/29 (e)	1,234,566	1,235,631
Series 2004-C Class A2, 5.67% 7/25/29 (e)	773,624	774,667
Series 2004-D Class A2, 5.78% 9/25/29 (e)	753,738	754,706
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	4,711,409	17,692
Series 2003-G Class XA1, 1% 1/25/29 (g)	3,990,002	22,770
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	$ 3,173,554	$ 21,101
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (e)	777,121	777,860
Class A2, 5.77% 12/25/34 (e)	1,050,552	1,057,633
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	1,873,601	1,877,521
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.0731% 6/10/42 (e)	1,495,000	1,495,125
Class M, 5.6831% 6/10/42 (e)	345,000	344,737
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 6.0031% 6/10/42 (e)	915,000	916,905
Series 3 Class C, 6.1531% 6/10/42 (e)	1,935,000	1,953,695
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	619,405	629,196
Series 2005-AR5 Class 1A1, 4.8295% 9/19/35 (e)	701,388	706,134
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	438,667	423,108
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (a)	1,370,000	1,393,553
Class E, 6.706% 11/15/35 (a)	365,000	365,955
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	4,074,312	15,506
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.715% 9/20/33 (e)	278,140	278,263
Series 2004-2 Class A, 5.655% 3/20/34 (e)	291,624	291,751
Series 2004-3 Class A, 5.67% 5/20/34 (e)	629,958	630,261
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	599,224	599,591
Series 2004-5 Class A3, 5.665% 6/20/34 (e)	618,589	618,912
Series 2004-6 Class A3A, 5.6675% 6/20/35 (e)	470,020	470,978
Series 2004-7 Class A3A, 5.71% 8/20/34 (e)	513,045	513,845
Series 2004-8 Class A2, 5.755% 9/20/34 (e)	679,820	681,006
Series 2005-1 Class A2, 5.6406% 2/20/35 (e)	613,948	615,895
Series 2003-8 Class X1, 0.8% 1/20/34 (e)(g)	18,867,006	36,855
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	4,011,928	8,251
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (e)	571,146	571,202
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(e)	231,412	231,576
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1886% 10/20/35 (e)	320,000	321,757
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 176,030	$ 181,925
Series 2004-RA2 Class 2A, 7% 7/25/33	248,540	252,306
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,476,725	1,436,808
Series 2004-M Class A3, 4.6699% 8/25/34 (e)	1,156,052	1,150,417
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,499,975	4,439,483
Series 2005-AR4 Class 2A2, 4.524% 4/25/35 (e)	7,589,039	7,487,656
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (e)	3,295,000	3,281,093
TOTAL PRIVATE SPONSOR		73,758,631
U.S. Government Agency - 5.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,009,086	1,030,000
Series 1994-30 Class JA, 5% 7/25/23	370,015	369,099
Series 2006-64 Class PA, 5.5% 2/25/30	8,242,844	8,298,636
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	7,537,270	7,644,524
Series 2006-54 Class PE, 6% 2/25/33	2,304,779	2,352,477
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,328,593	1,355,517
Series 2003-23 Class AB, 4% 3/25/17	2,058,325	2,008,211
Series 2003-76 Class BA, 4.5% 3/25/18	3,606,185	3,537,869
Series 2004-3 Class BA, 4% 7/25/17	150,500	146,253
Series 2004-86 Class KC, 4.5% 5/25/19	593,011	581,736
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	95,618	140
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	602,007	619,764
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	237,498	237,961
Series 2535 Class PC, 6% 9/15/32	1,975,000	2,015,387
Series 2625 Class QX, 2.25% 3/15/22	183,660	181,134
Series 2640 Class QG, 2% 4/15/22	230,859	227,044
Series 2660 Class ML, 3.5% 7/15/22	11,270,673	11,114,851
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,971,314
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,164,652
Series 2901 Class UM, 4.5% 1/15/30	4,965,933	4,886,681
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2523 Class JB, 5% 6/15/15	$ 802,511	$ 798,454
Series 2609 Class UJ, 6% 2/15/17	1,441,348	1,468,066
Series 2635 Class DG, 4.5% 1/15/18	4,040,320	3,977,827
Series 2780 Class A, 4% 12/15/14	3,688,269	3,599,652
Series 2786 Class GA, 4% 8/15/17	1,711,038	1,663,263
Series 2970 Class YA, 5% 9/15/18	1,512,895	1,508,073
Series R001 Class AE, 4.375% 4/15/15	2,118,807	2,075,010
Series 1803 Class A, 6% 12/15/08	297,759	298,320
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	298,560	299,955
TOTAL U.S. GOVERNMENT AGENCY		67,431,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,850,107)		141,190,501
Commercial Mortgage Securities - 8.7%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0022% 2/3/11 (a)(e)(g)	15,017,559	510,115
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	21,294	21,375
Series 1997-D5 Class PS1, 1.6789% 2/14/43 (e)(g)	8,814,621	287,112
Banc of America Commercial Mortgage Trust:
Series 2006-5 Class A1, 5.185% 7/10/11	696,659	697,915
Series 2006-6 Class XP, 0.4314% 10/10/45 (e)(g)	34,790,000	795,626
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,910,293
Series 2002-2 Class XP, 1.7692% 7/11/43 (a)(e)(g)	6,552,208	286,195
Series 2004-6 Class XP, 0.5477% 12/10/42 (e)(g)	12,943,755	241,602
Series 2005-4 Class XP, 0.1978% 7/10/45 (e)(g)	17,286,633	160,363
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (a)(e)	235,000	234,999
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2003-BBA2:
Class J, 7.27% 11/15/15 (a)(e)	$ 245,000	$ 244,904
Class K, 7.92% 11/15/15 (a)(e)	220,000	219,779
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(e)	650,000	650,705
Class J, 6.09% 2/9/21 (a)(e)	470,000	470,509
Class K, 6.32% 2/9/21 (a)(e)	1,305,000	1,306,407
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(e)	1,381,181	1,381,356
Class B, 6.28% 7/14/11 (a)(e)	688,752	688,385
Class C, 6.43% 7/14/11 (a)(e)	1,379,342	1,379,516
Class D, 7.061% 7/14/11 (a)(e)	801,662	802,207
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(e)	1,767,514	1,770,276
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(e)	872,973	874,610
Class B, 7.22% 4/25/34 (a)(e)	109,122	109,906
Class M1, 5.88% 4/25/34 (a)(e)	54,561	54,723
Class M2, 6.52% 4/25/34 (a)(e)	54,561	55,038
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(e)	974,256	977,605
Class M1, 5.9% 8/25/34 (a)(e)	314,174	315,646
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(e)	1,093,561	1,096,466
Class A2, 5.74% 1/25/35 (a)(e)	170,869	171,350
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(e)	1,461,372	1,466,396
Class B1, 6.72% 1/25/36 (a)(e)	91,336	91,593
Class M1, 5.77% 1/25/36 (a)(e)	456,679	458,819
Class M2, 5.79% 1/25/36 (a)(e)	182,672	183,528
Class M3, 5.82% 1/25/36 (a)(e)	182,672	183,613
Class M4, 5.93% 1/25/36 (a)(e)	91,336	91,864
Class M5, 5.97% 1/25/36 (a)(e)	91,336	91,864
Class M6, 6.02% 1/25/36 (a)(e)	91,336	91,807
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	9,550,305	486,643
Series 2006-2A Class IO, 0.8495% 7/25/36 (a)(g)	17,029,058	1,387,868
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(e)	532,458	532,458
Class B1, 5.99% 3/25/37 (a)(e)	169,192	169,192
Class B2, 6.47% 3/25/37 (a)(e)	124,406	124,406
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class B3, 8.67% 3/25/37 (a)(e)	$ 348,337	$ 348,337
Class M1, 5.59% 3/25/37 (a)(e)	144,311	144,311
Class M2, 5.61% 3/25/37 (a)(e)	109,477	109,477
Class M3, 5.64% 3/27/37 (a)(e)	94,549	94,549
Class M4, 5.69% 3/25/37 (a)(e)	69,667	69,667
Class M5, 5.74% 3/25/37 (a)(e)	119,430	119,430
Class M6, 5.82% 3/25/37 (a)(e)	164,216	164,216
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	625,000	620,518
Series 2002-TOP8 Class X2, 2.0554% 8/15/38 (a)(e)(g)	6,968,028	433,548
Series 2003-PWR2 Class X2, 0.53% 5/11/39 (a)(e)(g)	18,830,339	344,595
Series 2004-PWR6 Class X2, 0.6424% 11/11/41 (a)(e)(g)	7,562,712	208,204
Series 2005-PWR9 Class X2, 0.3898% 9/11/42 (a)(e)(g)	49,152,296	891,475
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,782,014	2,797,941
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(e)(g)	42,098,029	2,185,810
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (a)	985,000	965,260
Series 2004-C2 Class XP, 0.9464% 10/15/41 (a)(e)(g)	9,228,024	314,910
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4531% 10/15/48 (e)(g)	64,865,000	1,578,451
COMM:
floater Series 2002-FL7:
Class D, 5.89% 11/15/14 (a)(e)	118,857	119,147
Class H, 7.57% 11/15/14 (a)(e)	1,232,000	1,234,595
Series 2004-LBN2 Class X2, 0.9783% 3/10/39 (a)(e)(g)	3,105,566	80,337
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2657% 9/15/30 (e)	3,420,000	3,459,664
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	691,839
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3889% 5/10/43 (e)(g)	18,026,478	231,262
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	49,120,000	1,758,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 2,875,435	$ 2,985,496
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,964,071
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	17,833,897	492,636
Series 2003-C3 Class ASP, 1.7654% 5/15/38 (a)(e)(g)	22,519,015	887,675
Series 2004-C1 Class ASP, 0.8775% 1/15/37 (a)(e)(g)	15,583,964	389,412
Series 2005-C1 Class ASP, 0.3925% 2/15/38 (a)(e)(g)	19,352,736	269,069
Series 2005-C2 Class ASP, 0.5715% 4/15/37 (a)(e)(g)	15,490,446	356,376
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	975,000	991,077
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,765,175	1,877,577
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	1,241,218	1,244,174
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4401% 5/15/33 (a)(e)(g)	10,768,837	341,270
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (a)(e)	1,490,000	1,532,631
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,955,668
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	742,607
Class C, 5.707% 2/15/36	910,000	920,047
GMAC Commercial Mortgage Securities, Inc.:
sequential payer:
Series 1997-C2 Class A3, 6.566% 4/15/29	76,940	77,193
Series 2003-C2 Class A1, 4.576% 5/10/40	4,953,872	4,890,297
Series 2006-C1 Class XP, 4.975% 11/10/45	1,495,057	1,490,119
Series 2004-C3 Class X2, 0.6945% 12/10/41 (e)(g)	12,260,264	265,034
Series 2006-C1 Class XP, 0.1652% 11/10/45 (e)(g)	23,161,271	201,051
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	1,150,000	1,152,785
Series 2003-C2 Class XP, 1.0042% 1/5/36 (a)(e)(g)	20,904,250	568,361
Series 2005-GG3 Class XP, 0.7928% 8/10/42 (a)(e)(g)	55,282,712	1,461,642
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,679,691
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	$ 491,009	$ 508,120
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	1,275,000	1,353,861
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	323,488	330,094
Class B, 7.3% 8/3/15 (a)	505,000	528,771
Class D, 7.97% 8/3/15 (a)	425,000	450,331
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,536,671	1,537,493
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (e)	1,371,969	1,372,000
Series 2002-C3 Class X2, 1.166% 7/12/35 (a)(e)(g)	5,544,885	147,052
Series 2003-CB7 Class X2, 0.7551% 1/12/38 (a)(e)(g)	3,996,716	91,353
Series 2003-LN1 Class X2, 0.6605% 10/15/37 (a)(e)(g)	24,240,862	465,061
Series 2004-C1 Class X2, 0.9921% 1/15/38 (a)(e)(g)	3,685,663	113,117
Series 2004-CB8 Class X2, 1.1185% 1/12/39 (a)(e)(g)	4,864,265	158,200
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,636,948	2,665,735
Series 1999-C1 Class A2, 6.78% 6/15/31	2,628,146	2,694,655
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,429,411
Series 2006-C6 Class A1, 5.23% 9/15/39	820,787	823,987
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	590,000	594,554
Series 2002-C4 Class XCP, 1.3976% 10/15/35 (a)(e)(g)	11,093,503	360,944
Series 2002-C7 Class XCP, 0.8928% 1/15/36 (a)(e)(g)	8,437,751	204,155
Series 2003-C1 Class XCP, 1.3426% 12/15/36 (a)(e)(g)	6,459,319	172,542
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	10,840,783	316,614
Series 2004-C6 Class XCP, 0.6873% 8/15/36 (a)(e)(g)	15,007,405	306,610
Series 2005-C7 Class XCP, 0.2119% 11/15/40 (e)(g)	79,374,060	762,324
Series 2006-C1 Class XCP, 0.352% 2/15/41 (e)(g)	62,000,694	1,060,392
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (e)(g)	28,335,000	941,671
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (e)(g)	11,025,000	283,076
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (a)(e)(g)	$ 12,157,490	$ 269,117
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (a)(e)	1,420,000	1,419,921
Class K1, 7.87% 12/16/14 (a)(e)	730,000	729,817
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5149% 7/12/34 (a)(e)(g)	4,750,221	153,277
Series 2005-GGP1 Class H, 4.374% 11/15/10 (a)	1,240,000	1,228,079
Series 2005-MCP1 Class XP, 0.5737% 6/12/43 (e)(g)	15,013,525	390,047
Series 2005-MKB2 Class XP, 0.2805% 9/12/42 (e)(g)	7,455,572	83,486
Morgan Stanley Capital I Trust:
Series 2006-T23 Class A1, 5.682% 8/12/41	735,811	747,360
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	950,000	954,416
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 1999-LIFE Class A1, 6.97% 4/15/33	252,571	255,749
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	558,124	551,966
Class X2, 0.9235% 4/15/38 (a)(e)(g)	7,944,238	224,881
Series 2003-IQ6 Class X2, 0.5914% 12/15/41 (a)(e)(g)	14,519,522	329,833
Series 2005-HQ5 Class X2, 0.3499% 1/14/42 (e)(g)	17,001,554	193,311
Series 2005-IQ9 Class X2, 1.0546% 7/15/56 (a)(e)(g)	13,942,378	549,618
Series 2005-TOP17 Class X2, 0.6093% 12/13/41 (e)(g)	10,636,920	283,831
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3949% 3/12/35 (a)(e)(g)	11,724,908	496,138
Series 2003-TOP9 Class X2, 1.5084% 11/13/36 (a)(e)(g)	6,932,706	315,204
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	945,607	952,283
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,101,928
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(e)	932,280	934,028
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	572,633	579,057
Class E3, 7.253% 3/15/13 (a)	842,203	855,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(e)	$ 93,894	$ 93,911
Class B, 5.62% 10/15/17 (a)(e)	290,000	290,058
Class D, 5.75% 10/15/17 (a)(e)	585,000	585,143
sequential payer Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	2,333,062	2,278,935
Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(e)	1,562,613	1,509,822
Series 2005-C18 Class XP, 0.342% 4/15/42 (e)(g)	22,305,147	330,275
Series 2006-C23 Class X, 0.0868% 1/15/45 (a)(e)(g)	285,934,778	1,913,247
Series 2006-C24 Class XP, 0.1049% 3/15/45 (a)(e)(g)	55,970,609	370,783
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $117,036,467)		115,420,016
Fixed-Income Funds - 12.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	172,040	17,155,806
Fidelity Corporate Bond 1-5 Year Central Fund (f)	256,376	25,837,565
Fidelity Ultra-Short Central Fund (f)	1,203,864	119,579,811
TOTAL FIXED-INCOME FUNDS (Cost $162,373,178)		162,573,182
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (e) (Cost $1,508,132)	$ 1,430,000	1,486,916
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $31,370,000)	$ 31,374,649	$ 31,370,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,368,618,131)		1,367,461,589
NET OTHER ASSETS - (3.7)%		(48,587,163)
NET ASSETS - 100%		$ 1,318,874,426
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
148 Eurodollar 90 Day Index Contracts	March 2007	$ 146,025,125	$ (250,340)
148 Eurodollar 90 Day Index Contracts	June 2007	146,079,700	(209,942)
148 Eurodollar 90 Day Index Contracts	Sept. 2007	146,148,150	(11,492)
148 Eurodollar 90 Day Index Contracts	Dec. 2007	146,205,500	80,108
148 Eurodollar 90 Day Index Contracts	March 2008	146,242,500	133,083
148 Eurodollar 90 Day Index Contracts	June 2008	146,257,300	(13,133)
148 Eurodollar 90 Day Index Contracts	Sept. 2008	146,264,700	26,383
97 Eurodollar 90 Day Index Contracts	Dec. 2008	95,862,675	16,912
TOTAL EURODOLLAR CONTRACTS			(228,421)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	March 2009	$ 23,717,700	$ (7,121)
15 Eurodollar 90 Day Index Contracts	June 2009	14,822,438	(23,498)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,821,125	(23,135)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,819,438	(22,948)
15 Eurodollar 90 Day Index Contracts	March 2010	14,818,313	(22,373)
14 Eurodollar 90 Day Index Contracts	June 2010	13,829,025	(20,181)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,827,800	(20,006)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,826,225	(19,831)
5 Eurodollar 90 Day Index Contracts	March 2011	4,937,750	(7,020)
TOTAL EURODOLLAR CONTRACTS			(166,113)
			$ (394,534)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 400,000	$ (22,690)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	405,000	(25,554)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	362,000	(10,607)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34

	August 2034	$ 362,000	$ (11,210)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	362,000	(13,278)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	(2,277)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(4,941)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	362,000	(4,071)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(13,268)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(14,066)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 800,000	$ (190,134)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	37,132	(282)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	144,316	(3,445)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	80,170	(1,029)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	900,000	(66,188)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5 Class B3, 7.32% 8/25/37	Sept. 2037	2,500,000	(380,858)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	2,500,000	(342,900)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36

	August 2036	$ 2,500,000	$ (392,079)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(404,147)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(2,218)
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	3,408
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	1,197
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	1,406
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	3,000,000	1,760
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	6,704
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 2,675,000	$ 8,995
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	23,475
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	2,700,000	4,290
TOTAL CREDIT DEFAULT SWAPS		34,267,618	(1,854,007)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	8,280,000	(6,646)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	6,500,000	(5,167)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	June 2007	$ 12,800,000	$ (10,075)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	3,900,000	(2,487)
Receive monthly a return equal to Lehman Brothers US ABS Floating Home Equity Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	6,500,000	(1,117)
TOTAL TOTAL RETURN SWAPS		37,980,000	(25,492)
		$ 72,247,618	$ (1,879,499)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,061,985 or 11.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,272,445.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,487,637.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,718,995 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,715,886
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,370,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 1,302,867
BNP Paribas Securities Corp.	1,281,152
Banc of America Securities LLC	2,902,361
Bank of America, NA	4,342,889
Barclays Capital, Inc.	7,643,485
Bear Stearns & Co., Inc.	868,578
Citigroup Global Markets, Inc.	868,578
Countrywide Securities Corp.	4,342,889
Goldman, Sachs & Co.	434,289
Societe Generale, New York Branch	1,302,867
UBS Securities LLC	6,080,045
$ 31,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 335,939
Fidelity Corporate Bond 1-5 Year Central Fund	425,250
Fidelity Ultra-Short Central Fund	3,027,575
Total	$ 3,788,764

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 17,207,335*	$ -	$ 17,155,806	0.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	25,637,592*	-	25,837,565	2.0%
Fidelity Ultra-Short Central Fund	64,284,463	55,500,006	-	119,579,811	0.9%
Total	$ 64,284,463	$ 98,344,933	$ -	$ 162,573,182
*Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $16,557,932 of which $1,754,056, $3,743,962, $6,438,298 and $4,621,616 will expire on August 31, 2007, 2008, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including repurchase agreements of $31,370,000) - See accompanying schedule: Unaffiliated issuers (cost $1,206,244,953)	$ 1,204,888,407
Fidelity Central Funds (cost $162,373,178)	162,573,182
Total Investments (cost $1,368,618,131)		$ 1,367,461,589
Cash		67,096
Receivable for investments sold		856,510
Receivable for swap agreements		45,608
Receivable for fund shares sold		3,717,695
Interest receivable		8,848,585
Distributions receivable from Fidelity Central Funds		691,832
Prepaid expenses		5,514
Total assets		1,381,694,429

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 55,100,497
Payable for fund shares redeemed	4,205,254
Distributions payable	599,537
Swap agreements, at value	1,879,499
Accrued management fee	347,574
Distribution fees payable	245,578
Payable for daily variation on futures contracts	113,652
Other affiliated payables	277,860
Other payables and accrued expenses	50,552
Total liabilities		62,820,003

Net Assets		$ 1,318,874,426
Net Assets consist of:
Paid in capital		$ 1,336,962,879
Undistributed net investment income		3,045,474
Accumulated undistributed net realized gain (loss) on investments		(17,703,364)
Net unrealized appreciation (depreciation) on investments		(3,430,563)
Net Assets		$ 1,318,874,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,797,708 ÷ 40,268,725 shares)	$ 9.43

Maximum offering price per share (100/98.50 of $9.43)	$ 9.57
Class T: Net Asset Value and redemption price per share ($514,423,594 ÷ 54,506,873 shares)	$ 9.44

Maximum offering price per share (100/98.50 of $9.44)	$ 9.58
Class B: Net Asset Value and offering price per share ($24,316,494 ÷ 2,573,744 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($137,985,991 ÷ 14,615,253 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($262,350,639 ÷ 27,800,259 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2007

Investment Income
Dividends		$ 134,425
Interest		29,134,352
Income from Fidelity Central Funds		3,788,764
Total income		33,057,541

Expenses
Management fee	$ 2,086,481
Transfer agent fees	1,443,323
Distribution fees	1,530,324
Accounting and security lending fees	235,316
Custodian fees and expenses	28,972
Independent trustees' compensation	2,213
Registration fees	54,664
Audit	42,985
Legal	6,478
Miscellaneous	4,951
Total expenses before reductions	5,435,707
Expense reductions	(11,653)	5,424,054
Net investment income		27,633,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,264,805)
Futures contracts	(821,132)
Swap agreements	211,427
Capital gain distributions from Fidelity Central Funds	16,854
Total net realized gain (loss)		(1,857,656)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,337,799
Fidelity Central Funds	(56,213)
Futures contracts	495,193
Swap agreements	(1,981,862)
Total change in net unrealized appreciation (depreciation)		5,794,917
Net gain (loss)		3,937,261
Net increase (decrease) in net assets resulting from operations		$ 31,570,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007	Year ended* August 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,633,487	$ 42,146,588	$ 36,619,084
Net realized gain (loss)	(1,857,656)	(4,606,426)	(3,684,213)
Change in net unrealized appreciation (depreciation)	5,794,917	4,981,529	(23,367,389)
Net increase (decrease) in net assets resulting from operations	31,570,748	42,521,691	9,567,482
Distributions to shareholders from net investment income	(26,249,650)	(42,502,712)	(36,325,031)
Distributions to shareholders from net realized gain	-	-	(1,086,013)
Total distributions	(26,249,650)	(42,502,712)	(37,411,044)
Share transactions - net increase (decrease)	9,466,010	4,457,199	27,080,998
Total increase (decrease) in net assets	14,787,108	4,476,178	(762,564)

Net Assets
Beginning of period	1,304,087,318	1,299,611,140	1,300,373,704
End of period (including undistributed net investment income of $3,045,474, $1,661,637, and $3,415,768, respectively)	$ 1,318,874,426	$ 1,304,087,318	$ 1,299,611,140
* The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Income from Investment Operations
Net investment income E	.201	.305	.281	.202	.261	.381 L	.523
Net realized and unrealized gain (loss)	.021	.002	(.204)	.040	.128	(.034) L	.386
Total from investment operations	.222	.307	.077	.242	.389	.347	.909
Distributions from net investment income	(.182)	(.307)	(.279)	(.192)	(.279)	(.397)	(.539)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.182)	(.307)	(.287)	(.192)	(.279)	(.397)	(.539)
Net asset value, end of period	$ 9.43	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Total Return B, C, D	2.48%	3.33%	.81%	2.56%	4.16%	3.78%	10.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.78% A	.85%	.87%	.81%	.80%	.85%
Expenses net of fee waivers, if any	.78% A	.78% A	.85%	.87%	.81%	.80%	.85%
Expenses net of all reductions	.78% A	.78% A	.85%	.87%	.81%	.80%	.84%
Net investment income	4.31% A	3.91% A	2.96%	2.13%	2.74%	4.09% L	5.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,798	$ 377,221	$ 369,512	$ 357,760	$ 186,290	$ 106,018	$ 38,240
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income E	.203	.308	.284	.207	.261	.381 L	.525
Net realized and unrealized gain (loss)	.030	.002	(.194)	.038	.118	(.036) L	.383
Total from investment operations	.233	.310	.090	.245	.379	.345	.908
Distributions from net investment income	(.193)	(.310)	(.282)	(.195)	(.279)	(.395)	(.538)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.193)	(.310)	(.290)	(.195)	(.279)	(.395)	(.538)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total Return B, C, D	2.49%	3.36%	.95%	2.59%	4.04%	3.75%	10.21%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Expenses net of fee waivers, if any	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Expenses net of all reductions	.75% A	.74% A	.81%	.83%	.82%	.82%	.85%
Net investment income	4.34% A	3.95% A	2.99%	2.16%	2.73%	4.07% L	5.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,424	$ 514,917	$ 544,662	$ 517,440	$ 468,931	$ 388,495	$ 309,958
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 L	2004 L	2003 L	2002 I, L
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income E	.166	.247	.210	.130	.183	.281
Net realized and unrealized gain (loss)	.026	.002	(.194)	.038	.120	(.234)
Total from investment operations	.192	.249	.016	.168	.303	.047
Distributions from net investment income	(.152)	(.249)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized gain	-	-	(.008)	-	-	-
Total distributions	(.152)	(.249)	(.216)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.45	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total Return B, C, D	2.09%	2.68%	.17%	1.77%	3.23%	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.54%A	1.61%	1.63%	1.61%	1.86%
Expenses net of fee waivers, if any	1.55%A	1.54%A	1.60%	1.63%	1.61%	1.65%
Expenses net of all reductions	1.54%A	1.53%A	1.60%	1.63%	1.61%	1.65%
Net investment income	3.55%A	3.15%A	2.21%	1.36%	1.94%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,316	$ 30,678	$ 39,190	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate G	85%A, K	55%A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income E	.164	.244	.206	.129	.182	.304 L	.448
Net realized and unrealized gain (loss)	.034	.002	(.204)	.048	.118	(.037) L	.383
Total from investment operations	.198	.246	.002	.177	.300	.267	.831
Distributions from net investment income	(.158)	(.246)	(.204)	(.117)	(.200)	(.317)	(.461)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.158)	(.246)	(.212)	(.117)	(.200)	(.317)	(.461)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Total Return B, C, D	2.07%	2.65%	.02%	1.86%	3.19%	2.90%	9.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.58% A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.58% A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of all reductions	1.58% A	1.57% A	1.64%	1.65%	1.64%	1.63%	1.68%
Net investment income	3.51% A	3.12% A	2.16%	1.34%	1.91%	3.25% L	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,986	$ 156,364	$ 194,992	$ 273,166	$ 359,779	$ 283,046	$ 99,486
Portfolio turnover rate G	85% A, J	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended October 31. L Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Year ended August 31,
	2007	2006 G	2005 J	2004 J	2003 J	2002 J	2001 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment Operations
Net investment income D	.211	.321	.301	.225	.278	.397 K	.540
Net realized and unrealized gain (loss)	.026	.003	(.194)	.038	.119	(.043) K	.387
Total from investment operations	.237	.324	.107	.263	.397	.363	.927
Distributions from net investment income	(.197)	(.324)	(.299)	(.213)	(.297)	(.413)	(.557)
Distributions from net realized gain	-	-	(.008)	-	-	-	-
Total distributions	(.197)	(.324)	(.307)	(.213)	(.297)	(.413)	(.557)
Net asset value, end of period	$ 9.44	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total Return B, C	2.59%	3.51%	1.14%	2.78%	4.24%	3.95%	10.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.57% A	.63%	.64%	.63%	.64%	.66%
Expenses net of fee waivers, if any	.56% A	.57% A	.63%	.64%	.63%	.64%	.66%
Expenses net of all reductions	.56% A	.57% A	.63%	.64%	.63%	.63%	.66%
Net investment income	4.53% A	4.12% A	3.18%	2.35%	2.92%	4.25% K	5.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,351	$ 224,908	$ 151,257	$ 98,505	$ 91,138	$ 65,330	$ 23,301
Portfolio turnover rate F	85% A, I	55% A	94%	87%	102%	111%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended October 31. K Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,997,014
Unrealized depreciation	(5,938,669)
Net unrealized appreciation (depreciation)	$ 58,345
Cost for federal income tax purposes	$ 1,367,716,571

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $169,467,496 and $130,011,741, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 284,458	$ 7,233
Class T	0%	.15%	385,809	3,336
Class B	.65%	.25%	127,415	92,305
Class C	.75%	.25%	732,642	87,870
			$ 1,530,324	$ 190,744

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,517
Class T	20,519
Class B*	18,862
Class C*	6,963
$ 71,861

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 474,768.25
Class T	567,235.22
Class B	36,542.26
Class C	144,217.20
Institutional Class	220,561.18
	$ 1,443,323

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of two newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 13,005,677	$ -	130,057
Corporate Bond 1-5 Year Central Fund	25,637,592	56,555	256,376
Total	$ 38,643,269	$ 56,555	386,433

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,655 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income Net income from lending portfolio securities during the period amounted to $4,682.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,709. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,995
Institutional Class	720
$ 2,715

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
From net investment income
Class A	$ 7,709,765	$ 12,371,759	$ 10,743,507
Class T	10,524,069	18,159,068	15,909,371
Class B	467,166	922,482	982,753
Class C	2,387,844	4,436,853	4,841,882
Institutional Class	5,160,806	6,612,550	3,847,518
Total	$ 26,249,650	$ 42,502,712	$ 36,325,031

From net realized gain
Class A	$ -	$ -	$ 299,982
Class T	-	-	436,716
Class B	-	-	43,394
Class C	-	-	219,150
Institutional Class	-	-	86,771
Total	$ -	$ -	$ 1,086,013

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	7,121,804	13,781,754	15,866,789
Reinvestment of distributions	725,421	1,164,878	1,023,632
Shares redeemed	(7,736,305)	(14,130,761)	(14,827,970)
Net increase (decrease)	110,920	815,871	2,062,451
Class T
Shares sold	9,901,451	18,789,041	25,539,658
Reinvestment of distributions	991,316	1,720,934	1,515,180
Shares redeemed	(11,165,711)	(23,681,399)	(22,986,919)
Net increase (decrease)	(272,944)	(3,171,424)	4,067,919

Semiannual Report

12. Share Transactions - continued

	Shares
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class B
Shares sold	318,388	711,278	991,898
Reinvestment of distributions	42,830	83,920	89,903
Shares redeemed	(1,047,844)	(1,700,424)	(2,482,456)
Net increase (decrease)	(686,626)	(905,226)	(1,400,655)
Class C
Shares sold	821,071	3,061,743	3,789,292
Reinvestment of distributions	160,536	299,595	341,788
Shares redeemed	(2,996,190)	(7,473,257)	(11,828,809)
Net increase (decrease)	(2,014,583)	(4,111,919)	(7,697,729)
Institutional Class
Shares sold	6,234,061	11,831,199	9,882,466
Reinvestment of distributions	438,311	578,334	310,507
Shares redeemed	(2,801,357)	(4,575,139)	(4,357,149)
Net increase (decrease)	3,871,015	7,834,394	5,835,824
	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Class A
Shares sold	$ 67,047,527	$ 129,044,621	$ 150,493,785
Reinvestment of distributions	6,833,573	10,907,076	9,698,542
Shares redeemed	(72,819,558)	(132,254,551)	(140,591,886)
Net increase (decrease)	$ 1,061,542	$ 7,697,146	$ 19,600,441
Class T
Shares sold	$ 93,277,442	$ 176,100,769	$ 242,408,838
Reinvestment of distributions	9,346,411	16,127,835	14,364,388
Shares redeemed	(105,219,662)	(221,798,081)	(218,160,605)
Net increase (decrease)	$ (2,595,809)	$ (29,569,477)	$ 38,612,621
Class B
Shares sold	$ 3,002,223	$ 6,669,015	$ 9,428,825
Reinvestment of distributions	404,241	787,418	853,530
Shares redeemed	(9,883,554)	(15,948,229)	(23,589,493)
Net increase (decrease)	$ (6,477,090)	$ (8,491,796)	$ (13,307,138)
Class C
Shares sold	$ 7,744,436	$ 28,665,169	$ 35,934,636
Reinvestment of distributions	1,513,855	2,808,534	3,242,233
Shares redeemed	(28,241,317)	(70,075,282)	(112,353,549)
Net increase (decrease)	$ (18,983,026)	$ (38,601,579)	$ (73,176,680)

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Ten months ended August 31, 2006	Year ended October 31, 2005
Institutional Class
Shares sold	$ 58,725,212	$ 110,869,017	$ 93,788,947
Reinvestment of distributions	4,132,525	5,418,576	2,942,021
Shares redeemed	(26,397,344)	(42,864,688)	(41,379,214)
Net increase (decrease)	$ 36,460,393	$ 73,422,905	$ 55,351,754

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments as of February 28, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2007, for the ten months ended August 31, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended February 28, 2007, for the ten months ended August 31, 2006 and for each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 16, 2007

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFII-USAN-0407
1.784906.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007